UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08786

Pioneer Variable Contracts Trust
(Exact name of registrant as specified in charter)

60 State Street, Boston, MA 02109
(Address of principal executive offices) (ZIP code)

Terrence J. Cullen, Pioneer Investment Management, Inc.,
60 State Street, Boston, MA 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in ss. 210.12-12 – 12-14 of Regulation S-X [17 CFR 210.12-12 – 12-14]. The schedules need not be audited.

PIONEER VARIABLE CONTRACTS TRUST

Pioneer Strategic Income VCT Portfolio — Class I and II Shares

NQ
March 31, 2018

Schedule of Investments I 3/31/18 (unaudited)

	Principal
	Amount
	USD ($)		Value
		UNAFFILIATED ISSUERS - 96.6%
		CONVERTIBLE CORPORATE BONDS - 0.3% of Net Assets
		CAPITAL GOODS - 0.1%
		Construction & Engineering - 0.0%†
	7,000	Dycom Industries, Inc., 0.75%, 9/15/21	$8,860
		Electrical Components & Equipment - 0.1%
	44,000(a)	General Cable Corp., 4.5%, 11/15/29	$46,442
		Total Capital Goods	$55,302
		HEALTH CARE EQUIPMENT & SERVICES - 0.1%
		Health Care Equipment - 0.1%
	25,000	Wright Medical Group, Inc., 2.0%, 2/15/20	$24,781
		Total Health Care Equipment & Services	$24,781
		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.1%
		Pharmaceuticals - 0.1%
	19,000	Jazz Investments I, Ltd., 1.5%, 8/15/24 (144A)	$18,527
	25,000	Medicines Co., 2.75%, 7/15/23	24,003
		Total Pharmaceuticals, Biotechnology & Life Sciences	$42,530
		SOFTWARE & SERVICES - 0.0%†
		Application Software - 0.0%†
	25,000	Synchronoss Technologies, Inc., 0.75%, 8/15/19	$23,566
		Total Software & Services	$23,566
		TOTAL CONVERTIBLE CORPORATE BONDS
		(Cost $138,355)	$146,179
	Shares		Value
		PREFERRED STOCK - 0.0%† of Net Assets
		DIVERSIFIED FINANCIALS - 0.0%†
		Consumer Finance - 0.0%†
	532(b)	GMAC Capital Trust I, 7.624% (3 Month USD LIBOR + 579 bps), 2/15/40	$13,821
		Total Diversified Financials	$13,821
		TOTAL PREFERRED STOCK
		(Cost $12,470)	$13,821
		CONVERTIBLE PREFERRED STOCKS - 1.1% of Net Assets
		BANKS - 1.1%
		Diversified Banks - 1.1%
	179(c)	Bank of America Corp., 7.25%	$230,812
	220(c)	Wells Fargo & Co., 7.5%	283,800
		Total Banks	$514,612
		TOTAL CONVERTIBLE PREFERRED STOCKS
		(Cost $461,953)	$514,612
		COMMON STOCKS - 0.0%† of Net Assets
		CONSUMER DURABLES & APPAREL - 0.0%†
		Homebuilding - 0.0%†
	15,463	Desarrolladora Homex SAB de CV	$310
		Total Consumer Durables & Apparel	$310
		ENERGY - 0.0%†
		Oil & Gas Exploration & Production - 0.0%†
	2(d)	SilverBow Resources, Inc.	$58
		Total Energy	$58
		TOTAL COMMON STOCKS
		(Cost $5,445)	$368
	Principal
	Amount
	USD ($)		Value
		ASSET BACKED SECURITIES - 1.7% of Net Assets
	42,990	CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2, 4.474%, 3/20/43 (144A)	$43,143
	34,733(a)	Credit-Based Asset Servicing & Securitization LLC, Series 2005-CB6, Class A3, 3.715%, 7/25/35	34,605
	36,367(a)	Equifirst Mortgage Loan Trust, Series 2003-1, Class IF1, 4.01%, 12/25/32	36,630
	46,789	Icon Brand Holdings LLC, Series 2013-1A, Class A2, 4.352%, 1/25/43 (144A)	43,330
	100,000	Kabbage Asset Securitization LLC, Series 2017-1, Class A, 4.571%, 3/15/22 (144A)	101,810
	50,000	Oxford Finance Funding LLC, Series 2016-1A, Class A, 3.968%, 6/17/24 (144A)	49,883
	84,730(a)	RCO Mortgage LLC, Series 2017-1, Class A1, 3.375%, 8/25/22 (144A)	84,391
	98,542	STORE Master Funding I LLC, Series 2015-1A, Class A1, 3.75%, 4/20/45 (144A)	97,358
	155,000(b)	Towd Point Mortgage Trust, Series 2017-6, Class M1, 3.25%, 10/25/57 (144A)	149,236
	25,100	Westgate Resorts LLC, Series 2014-1A, Class B, 3.25%, 12/20/26 (144A)	25,081
	77,630	Westgate Resorts LLC, Series 2017-1A, Class B, 4.05%, 12/20/30 (144A)	77,044
		TOTAL ASSET BACKED SECURITIES
		(Cost $748,347)	$742,511
	Principal
	Amount
	USD ($)		Value
		COLLATERALIZED MORTGAGE OBLIGATIONS - 15.9% of Net Assets
	53,342(b)	Agate Bay Mortgage Trust, Series 2013-1, Class A1, 3.5%, 7/25/43 (144A)	$52,586
	125,141(b)	Agate Bay Mortgage Trust, Series 2015-5, Class A3, 3.5%, 7/25/45 (144A)	124,274
	49,478(b)	Agate Bay Mortgage Trust, Series 2015-6, Class A9, 3.5%, 9/25/45 (144A)	48,320
	85,000(b)	Bayview Opportunity Master Fund IVa Trust, Series 2017-RT5, Class B1, 4.0%, 5/28/69 (144A)	87,231
	40,000(b)	Bayview Opportunity Master Fund IVa Trust, Series 2017-SPL5, Class B1, 4.0%, 6/28/57 (144A)	41,134
	25,000(b)	Bayview Opportunity Master Fund IVa Trust, Series 2017-SPL5, Class B2, 4.5%, 6/28/57 (144A)	26,430
	100,000(b)	CCRESG Commercial Mortgage Trust, Series 2016-HEAT, Class D, 5.488%, 4/10/29 (144A)	99,027
	100,000(b)	CCRESG Commercial Mortgage Trust, Series 2016-HEAT, Class E, 5.488%, 4/10/29 (144A)	95,965
	50,000(b)	CIM Trust, Series 2017-7, Class M2, 4.0%, 4/25/57 (144A)	51,136
	50,000	Citigroup Commercial Mortgage Trust, Series 2018-B2, Class A3, 3.744%, 3/10/51	50,894
	48,144(b)	Citigroup Mortgage Loan Trust, Inc., Series 2017-RP2, Class A1, 3.25%, 7/25/67 (144A)	47,306
	21,626(b)	Citigroup Mortgage Loan Trust, Inc., Series 2013-J1, Class B4, 3.529%, 10/25/43 (144A)	20,646
	100,000	COMM Mortgage Trust, Series 2012-CR2, Class AM, 3.791%, 8/15/45	101,578
	25,000	COMM Mortgage Trust, Series 2012-CR4, Class AM, 3.251%, 10/15/45	24,582
	100,000(b)	COMM Mortgage Trust, Series 2013-CR11, Class C, 5.167%, 8/10/50 (144A)	102,547
	50,000	COMM Mortgage Trust, Series 2013-LC6, Class A4, 2.941%, 1/10/46	49,425
	50,000(b)	COMM Mortgage Trust, Series 2015-CR25, Class B, 4.546%, 8/10/48	51,947
	50,000(b)	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class D, 3.584%, 11/15/48	44,790
	25,000	CSAIL Commercial Mortgage Trust, Series 2016-C6, Class A5, 3.09%, 1/15/49	24,218
	21,881(b)	CSMC Trust, Series 2013-IVR1, Class B4, 3.464%, 3/25/43 (144A)	21,030
	22,186(b)	CSMC Trust, Series 2013-IVR4, Class B4, 3.481%, 7/25/43 (144A)	21,527
	30,679(b)	CSMC Trust, Series 2014-OAK1, Class B4, 3.732%, 11/25/44 (144A)	29,308
	46,690(b)	CSMC Trust, Series 2015-1, Class B4, 3.941%, 1/25/45 (144A)	45,231
	78,955(b)	CSMC Trust, Series 2017-HL1, Class A1, 3.5%, 6/25/47 (144A)	77,916
	47,762(b)	CSMC Trust, Series 2017-HL2, Class A1, 3.5%, 10/25/47 (144A)	46,953
	50,000	DBJPM Mortgage Trust, Series 2016-C3, Class A5, 2.89%, 9/10/49	47,684
	88,655(b)	EverBank Mortgage Loan Trust, Series 2013-1, Class A2, 2.5%, 3/25/43 (144A)	84,970
	7,008	Federal National Mortgage Association REMICS, Series 2009-36, Class HX, 4.5%, 6/25/29	7,268
	107,735(b)	Flagstar Mortgage Trust, Series 2017-1, Class 1A3, 3.5%, 3/25/47 (144A)	106,679
	64,010(b)	Flagstar Mortgage Trust, Series 2017-2, Class A13, 3.5%, 10/25/47 (144A)	62,863
	94,861(b)	Flagstar Mortgage Trust, Series 2018-1, Class A13, 3.5%, 3/25/48 (144A)	92,493
	41,602	Freddie Mac Whole Loan Securities Trust, Series 2017-SC02, Class 2A, 3.5%, 5/25/47	41,076
	100,000(b)	FREMF Mortgage Trust, Series 2012-K710, Class B, 3.813%, 6/25/47 (144A)	100,999
	49,941(e)	FRESB Mortgage Trust, Series 2017-SB39, Class A5H, 2.63% (1 Month USD LIBOR + 261 bps), 8/25/37	49,267
	42,775	Government National Mortgage Association, Series 2009-83, Class EB, 4.5%, 9/20/39	44,933
	18,850	Government National Mortgage Association, Series 2012-130, Class PA, 3.0%, 4/20/41	18,742
	25,000	GS Mortgage Securities Corp. II, Series 2013-GC10, Class B, 3.682%, 2/10/46 (144A)	24,954
	100,000(e)	Home Partners of America Trust, Series 2017-1, Class D, 3.708% (1 Month USD LIBOR + 190 bps), 7/17/34 (144A)	101,196
	100,000(e)	Hospitality Mortgage Trust, Series 2017-HIT, Class E, 5.261% (1 Month USD LIBOR + 355 bps), 5/8/30 (144A)	100,500
	100,000(b)	Irvine Core Office Trust, Series 2013-IRV, Class A2, 3.174%, 5/15/48 (144A)	99,827
	100,000(b)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-C8, Class B, 3.977%, 10/15/45 (144A)	100,952
	100,000(e)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-FL4, Class C, 3.977% (1 Month USD LIBOR + 220 bps), 12/15/30 (144A)	100,193
	27,310(b)	JP Morgan Mortgage Trust, Series 2014-1, Class B4, 3.742%, 1/25/44 (144A)	26,959
	60,000(b)	JP Morgan Mortgage Trust, Series 2014-IVR6, Class B4, 2.787%, 7/25/44 (144A)	57,864
	28,902(b)	JP Morgan Mortgage Trust, Series 2016-2, Class B1, 2.694%, 6/25/46 (144A)	28,753
	19,268(b)	JP Morgan Mortgage Trust, Series 2016-2, Class B2, 2.694%, 6/25/46 (144A)	18,899
	82,114(b)	JP Morgan Mortgage Trust, Series 2016-3, Class 1A1, 3.5%, 10/25/46 (144A)	81,540
	32,460(b)	JP Morgan Mortgage Trust, Series 2016-3, Class AM, 3.372%, 10/25/46 (144A)	32,166
	49,253(b)	JP Morgan Mortgage Trust, Series 2016-5, Class AM, 2.6%, 12/25/46 (144A)	48,432
	54,508(b)	JP Morgan Mortgage Trust, Series 2017-1, Class A2, 3.5%, 1/25/47 (144A)	54,093
	146,222(b)	JP Morgan Mortgage Trust, Series 2017-1, Class A3, 3.5%, 1/25/47 (144A)	146,154
	81,762(b)	JP Morgan Mortgage Trust, Series 2017-1, Class A11, 3.5%, 1/25/47 (144A)	80,861
	40,410(b)	JP Morgan Mortgage Trust, Series 2017-2, Class A3, 3.5%, 5/25/47 (144A)	40,102
	34,560(b)	JP Morgan Mortgage Trust, Series 2017-2, Class A6, 3.0%, 5/25/47 (144A)	34,047
	39,280(b)	JP Morgan Mortgage Trust, Series 2017-2, Class B1, 3.746%, 5/25/47 (144A)	38,678
	48,141(b)	JP Morgan Mortgage Trust, Series 2017-3, Class 1A3, 3.5%, 8/25/47 (144A)	47,774
	100,659(b)	JP Morgan Mortgage Trust, Series 2017-3, Class 1A13, 3.5%, 8/25/47 (144A)	99,440
	101,290(b)	JP Morgan Mortgage Trust, Series 2017-4, Class A3, 3.5%, 11/25/48 (144A)	100,519
	135,154(b)	JP Morgan Mortgage Trust, Series 2017-4, Class A6, 3.0%, 11/25/48 (144A)	133,737
	104,253(b)	JP Morgan Mortgage Trust, Series 2017-4, Class A13, 3.5%, 11/25/48 (144A)	102,326
	81,124(b)	JP Morgan Mortgage Trust, Series 2017-5, Class A1, 3.184%, 10/26/48 (144A)	80,737
	24,903(b)	JP Morgan Mortgage Trust, Series 2017-5, Class B2, 3.184%, 10/26/48 (144A)	24,069
	49,807(b)	JP Morgan Mortgage Trust, Series 2017-5, Class B3, 3.184%, 10/26/48 (144A)	47,145
	106,637(b)	JP Morgan Mortgage Trust, Series 2017-6, Class A3, 3.5%, 12/25/48 (144A)	105,791
	111,370(b)	JP Morgan Mortgage Trust, Series 2018-1, Class A3, 3.5%, 6/25/48 (144A)	110,487
	100,000(b)	JP Morgan Mortgage Trust, Series 2018-3, Class A3, 3.5%, 4/25/48 (144A)	96,856
	30,000(b)	JP Morgan Trust, Series 2015-5, Class B4, 2.889%, 5/25/45 (144A)	28,513
	50,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class A4, 3.801%, 9/15/47	51,203
	26,882(e)	La Hipotecaria Panamanian Mortgage Trust, Series 2007-1GA, Class A, 4.523% (Panamanian Mortgage Reference Rate + 125 bps), 12/23/36 (144A)	26,378
	60,000(b)	Mill City Mortgage Loan Trust, Series 2017-2, Class M1, 3.25%, 7/25/59 (144A)	59,105
	Principal
	Amount
	USD ($)		Value
		COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
	65,000(b)	Mill City Mortgage Loan Trust, Series 2017-2, Class M3, 3.25%, 7/25/59 (144A)	$61,473
	34,996(b)	Mill City Mortgage Loan Trust, Series 2017-3, Class M1, 3.25%, 1/25/61 (144A)	34,389
	100,000(b)	Morgan Stanley Capital I Trust, Series 2016-BNK2, Class D, 3.0%, 11/15/49 (144A)	78,958
	25,000	Morgan Stanley Capital I Trust, Series 2016-UBS9, Class D, 3.0%, 3/15/49 (144A)	20,478
	69,185(b)	NRP Mortgage Trust, Series 2013-1, Class A1, 3.25%, 7/25/43 (144A)	67,712
	31,307(b)	NRP Mortgage Trust, Series 2013-1, Class B4, 3.313%, 7/25/43 (144A)	29,119
	100,000	Progress Residential Trust, Series 2017-SFR1, Class E, 4.261%, 8/17/34 (144A)	100,222
	130,000(b)	PSMC Trust, Series 2018-1, Class A1, 3.5%, 2/25/48 (144A)	128,781
	22,511(e)	RESI Finance LP, Series 2003-C, Class B3, 3.14% (1 Month USD LIBOR + 140 bps), 9/10/35 (144A)	20,455
	87,141	Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.0%, 7/25/56	84,193
	42,895(b)	Sequoia Mortgage Trust, Series 2012-6, Class A1, 2.5%, 12/25/42	41,161
	127,367(b)	Sequoia Mortgage Trust, Series 2013-2, Class A, 1.874%, 2/25/43	116,421
	55,338(b)	Sequoia Mortgage Trust, Series 2013-3, Class A1, 2.0%, 3/25/43	51,458
	34,027(b)	Sequoia Mortgage Trust, Series 2013-4, Class A2, 2.5%, 4/25/43	32,303
	90,300(b)	Sequoia Mortgage Trust, Series 2013-5, Class A2, 3.0%, 5/25/43 (144A)	87,646
	71,824(b)	Sequoia Mortgage Trust, Series 2013-6, Class A1, 2.5%, 5/25/43	68,544
	44,750(b)	Sequoia Mortgage Trust, Series 2013-7, Class A1, 2.5%, 6/25/43	42,890
	83,906(b)	Sequoia Mortgage Trust, Series 2013-7, Class A2, 3.0%, 6/25/43	81,467
	51,680(b)	Sequoia Mortgage Trust, Series 2013-10, Class A1, 3.5%, 8/25/43 (144A)	51,432
	166,440(b)	Sequoia Mortgage Trust, Series 2015-1, Class A6, 2.5%, 1/25/45 (144A)	164,099
	30,925(b)	Sequoia Mortgage Trust, Series 2015-2, Class A1, 3.5%, 5/25/45 (144A)	30,738
	92,675(b)	Sequoia Mortgage Trust, Series 2015-3, Class A1, 3.5%, 7/25/45 (144A)	91,686
	92,610(b)	Sequoia Mortgage Trust, Series 2017-2, Class A1, 3.5%, 3/25/47 (144A)	92,431
	92,610(b)	Sequoia Mortgage Trust, Series 2017-2, Class A19, 3.5%, 3/25/47 (144A)	90,833
	29,955(b)	Sequoia Mortgage Trust, Series 2017-3, Class A19, 3.5%, 4/25/47 (144A)	29,491
	53,395(b)	Sequoia Mortgage Trust, Series 2017-4, Class A1, 3.5%, 7/25/47 (144A)	52,970
	98,880(b)	Sequoia Mortgage Trust, Series 2018-2, Class A1, 3.5%, 2/25/48 (144A)	97,997
	44,752(b)	Sequoia Mortgage Trust, Series 2018-3, Class A19, 3.5%, 3/25/48 (144A)	44,061
	54,715(b)	Shellpoint Co-Originator Trust, Series 2016-1, Class 1A1, 3.5%, 11/25/46 (144A)	54,196
	69,266(b)	Shellpoint Co-Originator Trust, Series 2017-1, Class A19, 3.5%, 4/25/47 (144A)	68,111
	70,000(b)	Towd Point Mortgage Trust, Series 2015-6, Class M1, 3.75%, 4/25/55 (144A)	71,181
	55,000(b)	Towd Point Mortgage Trust, Series 2016-1, Class M1, 3.5%, 2/25/55 (144A)	55,022
	100,000(b)	Towd Point Mortgage Trust, Series 2017-1, Class A2, 3.5%, 10/25/56 (144A)	100,517
	105,000(b)	Towd Point Mortgage Trust, Series 2017-1, Class M1, 3.75%, 10/25/56 (144A)	106,277
	115,000(b)	Towd Point Mortgage Trust, Series 2017-2, Class A2, 3.25%, 4/25/57 (144A)	114,027
	110,000(b)	Towd Point Mortgage Trust, Series 2017-6, Class A2, 3.0%, 10/25/57 (144A)	106,219
	48,847	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A2, 2.819%, 8/15/50	48,897
	50,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class ASB, 3.477%, 8/15/50	50,623
	23,316(b)	WinWater Mortgage Loan Trust, Series 2015-1, Class B4, 3.914%, 1/20/45 (144A)	21,561
	56,168(b)	WinWater Mortgage Loan Trust, Series 2015-4, Class B4, 3.758%, 6/20/45 (144A)	54,773
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
		(Cost $7,216,608)	$7,118,037
		CORPORATE BONDS - 39.5% of Net Assets
		AUTOMOBILES & COMPONENTS - 0.7%
		Auto Parts & Equipment - 0.0%†
	13,000	TI Group Automotive Systems LLC, 8.75%, 7/15/23 (144A)	$13,650
		Automobile Manufacturers - 0.7%
	120,000	Ford Motor Co., 4.346%, 12/8/26	$118,702
	115,000	General Motors Co., 6.6%, 4/1/36	131,797
	65,000	Nissan Motor Acceptance Corp., 3.15%, 3/15/21 (144A)	65,005
			$315,504
		Total Automobiles & Components	$329,154
		BANKS - 4.7%
		Diversified Banks - 4.2%
INR	2,020,000	Asian Development Bank, 5.9%, 12/20/22	$30,059
INR	3,150,000	Asian Development Bank, 6.2%, 10/6/26	46,419
INR	2,460,000	Asian Development Bank, 6.45%, 8/8/21	37,581
	65,000(b)	Banco de Credito del Peru, 6.875% (3 Month USD LIBOR + 771 bps), 9/16/26 (144A)	70,623
ARS	1,000,000(e)	Banco de la Ciudad de Buenos Aires, (Argentine Deposit Rate Badlar	51,311
		Private Banks 30 – 35 Days + 399 bps) 12/5/22
	200,000	Barclays Plc, 4.375%, 1/12/26	200,207
	75,000	BBVA Bancomer SA, 4.375%, 4/10/24 (144A)	75,938
	200,000(b)(c)	BNP Paribas SA, 7.625% (5 Year USD Swap Rate + 631 bps) (144A)	214,750
	145,000(e)	Canadian Imperial Bank of Commerce, 2.093% (3 Month USD LIBOR + 32 bps), 2/2/21	145,093
	125,000	Credit Suisse Group Funding Guernsey, Ltd., 3.8%, 9/15/22	125,874
NZD	100,000	JPMorgan Chase & Co., 4.25%, 11/2/18	72,970
	200,000	Lloyds Banking Group Plc, 4.65%, 3/24/26	200,731
	200,000	Nordea Bank AB, 4.25%, 9/21/22 (144A)	205,248
	200,000	QNB Finansbank AS, 4.875%, 5/19/22 (144A)	192,533
	200,000(b)(c)	Royal Bank of Scotland Group Plc, 8.625% (5 Year USD Swap Rate + 760 bps)	217,250
			$1,886,587
	Principal
	Amount
	USD ($)		Value
		Regional Banks - 0.5%
	125,000	SunTrust Bank, 2.45%, 8/1/22	$120,432
	95,000(b)	SunTrust Bank, 2.59% (3 Month USD LIBOR + 30 bps), 1/29/21	94,367
			$214,799
		Total Banks	$2,101,386
		CAPITAL GOODS - 1.3%
		Aerospace & Defense - 0.4%
	50,000	Embraer Netherlands Finance BV, 5.4%, 2/1/27	$52,830
	120,000	Rockwell Collins, Inc., 3.2%, 3/15/24	116,639
			$169,469
		Building Products - 0.6%
	50,000	Masco Corp., 4.375%, 4/1/26	$50,775
	19,000	Masco Corp., 5.95%, 3/15/22	20,561
	50,000	Owens Corning, 3.4%, 8/15/26	48,155
	75,000	Owens Corning, 4.2%, 12/1/24	76,536
	60,000	Standard Industries, Inc., 5.375%, 11/15/24 (144A)	60,750
			$256,777
		Construction & Farm Machinery & Heavy Trucks - 0.2%
	100,000	Meritor, Inc., 6.25%, 2/15/24	$103,875
		Trading Companies & Distributors - 0.1%
	35,000	United Rentals North America, Inc., 4.625%, 10/15/25	$34,038
	35,000	United Rentals North America, Inc., 4.875%, 1/15/28	33,775
			$67,813
		Total Capital Goods	$597,934
		COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
		Security & Alarm Services - 0.1%
	35,000	Brink's Co., 4.625%, 10/15/27 (144A)	$32,462
		Total Commercial & Professional Services	$32,462
		COMMERCIAL SERVICES & SUPPLIES - 0.2%
		Research & Consulting Services - 0.2%
	61,000	Verisk Analytics, Inc., 5.5%, 6/15/45	$67,892
		Total Commercial Services & Supplies	$67,892
		CONSUMER DURABLES & APPAREL - 0.9%
		Homebuilding - 0.7%
	40,000	DR Horton, Inc., 5.75%, 8/15/23	$44,322
	65,000	KB Home, 7.5%, 9/15/22	71,337
	100,000	Lennar Corp., 4.5%, 6/15/19	100,375
	36,000	Lennar Corp., 4.75%, 11/29/27 (144A)	34,470
	24,000	Meritage Homes Corp., 6.0%, 6/1/25 (144A)	24,604
	20,000	Meritage Homes Corp., 7.0%, 4/1/22	21,850
	20,000	Toll Brothers Finance Corp., 4.875%, 11/15/25	19,750
			$316,708
		Housewares & Specialties - 0.2%
	100,000	Controladora Mabe SA de CV, 7.875%, 10/28/19 (144A)	$105,950
		Total Consumer Durables & Apparel	$422,658
		CONSUMER SERVICES - 0.5%
		Casinos & Gaming - 0.2%
	616(f)(g)	Mashantucket Western Pequot Tribe, 6.5% (1.0% cash, 5.50% PIK), 7/1/36	$9
	80,000	Scientific Games International, Inc., 10.0%, 12/1/22	86,150
			$86,159
		Education Services - 0.3%
	25,000	Massachusetts Institute of Technology, 5.6%, 7/1/11	$32,864
	50,000	President & Fellows of Harvard College, 2.3%, 10/1/23	48,153
	25,000	Tufts University, 5.017%, 4/15/12	28,108
	25,000	William Marsh Rice University, 4.626%, 5/15/63	28,258
			$137,383
		Total Consumer Services	$223,542
		DIVERSIFIED FINANCIALS - 4.3%
		Asset Management & Custody Banks - 0.4%
	90,000	Blackstone Holdings Finance Co., LLC, 6.25%, 8/15/42 (144A)	$112,779
	65,000	Legg Mason, Inc., 4.75%, 3/15/26	67,966
			$180,745
		Consumer Finance - 1.0%
	50,000	Ally Financial, Inc., 4.625%, 5/19/22	$50,750
	5,000	Ally Financial, Inc., 4.625%, 3/30/25	4,938
INR	20,010,000	International Finance Corp., 6.3%, 11/25/24	301,972
INR	5,700,000	International Finance Corp., 8.25%, 6/10/21	91,505
			$449,165
		Diversified Capital Markets - 0.7%
	100,000(b)	Banco Continental SA via Continental Trustees Cayman, Ltd., 7.375% (3 Month USD LIBOR + 680 bps), 10/7/40 (144A)	$106,250
	175,000	Macquarie Group, Ltd., 6.0%, 1/14/20 (144A)	183,196
			$289,446
	Principal
	Amount
	USD ($)		Value
		Investment Banking & Brokerage - 0.5%
	35,000	E*TRADE Financial Corp., 2.95%, 8/24/22	$34,071
	65,000(b)	Goldman Sachs Group, Inc., 3.272% (3 Month USD LIBOR + 120 bps), 9/29/25	62,573
	135,000	Morgan Stanley, 4.1%, 5/22/23	136,816
			$233,460
		Other Diversified Financial Services - 0.6%
IDR	1,230,000,000	European Bank for Reconstruction & Development, 7.375%, 4/15/19	$90,858
IDR	2,300,000,000	European Investment Bank, 7.2%, 7/9/19 (144A)	169,475
			$260,333
		Specialized Finance - 1.1%
	71,000	Cantor Fitzgerald LP, 7.875%, 10/15/19 (144A)	$75,460
	200,000	Fly Leasing, Ltd., 6.375%, 10/15/21	207,750
	200,000	MassMutual Global Funding II, 2.75%, 6/22/24 (144A)	193,135
	35,000	Nationstar Mortgage LLC / Nationstar Capital Corp., 6.5%, 6/1/22	35,831
			$512,176
		Total Diversified Financials	$1,925,325
		ENERGY - 7.5%
		Integrated Oil & Gas - 0.6%
	35,000	Nostrum Oil & Gas Finance BV, 8.0%, 7/25/22 (144A)	$35,932
	25,000	Petrobras Global Finance BV, 6.125%, 1/17/22	26,675
	25,000	Petrobras Global Finance BV, 7.375%, 1/17/27	27,088
	115,000	Petroleos Mexicanos, 3.5%, 1/30/23	110,515
	45,000	Petroleos Mexicanos, 6.5%, 3/13/27	48,060
	30,000	YPF SA, 6.95%, 7/21/27 (144A)	30,123
ARS	175,000	YPF SA, 16.5%, 5/9/22 (144A)	8,208
			$286,601
		Oil & Gas Drilling - 0.2%
	90,000	Rowan Cos., Inc., 4.75%, 1/15/24	$74,925
	15,000	Rowan Cos., Inc., 5.85%, 1/15/44	10,650
			$85,575
		Oil & Gas Exploration & Production - 1.7%
	65,000	Antero Resources Corp., 5.625%, 6/1/23	$66,300
	82,000	Canadian Natural Resources, Ltd., 6.25%, 3/15/38	99,013
	35,000	Canadian Natural Resources, Ltd., 6.75%, 2/1/39	43,790
	200,000	Gazprom OAO Via Gaz Capital SA, 4.95%, 7/19/22 (144A)	204,000
	60,000	Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 10/1/25 (144A)	59,400
	25,000	MEG Energy Corp., 6.5%, 1/15/25 (144A)	24,250
	75,000	Newfield Exploration Co., 5.625%, 7/1/24	79,125
	60,000	Oasis Petroleum, Inc., 6.875%, 3/15/22	60,854
	45,000	Sanchez Energy Corp., 7.75%, 6/15/21	41,400
	60,000	Whiting Petroleum Corp., 5.75%, 3/15/21	60,599
			$738,731
		Oil & Gas Refining & Marketing - 0.7%
	65,000	Andeavor, 5.375%, 10/1/22	$66,625
	134,000	Calumet Specialty Products Partners LP / Calumet Finance Corp., 6.5%, 4/15/21	129,980
	79,000	Valero Energy Corp., 6.625%, 6/15/37	99,747
			$296,352
		Oil & Gas Storage & Transportation - 4.3%
	75,000	Blue Racer Midstream LLC / Blue Racer Finance Corp., 6.125%, 11/15/22 (144A)	$76,313
	85,000	Boardwalk Pipelines LP, 4.95%, 12/15/24	87,319
	55,000	Cheniere Energy Partners LP, 5.25%, 10/1/25 (144A)	54,244
	73,000	DCP Midstream Operating LP, 9.75%, 3/15/19 (144A)	77,015
	77,000	Enable Midstream Partners LP, 3.9%, 5/15/24	75,120
	38,000	Enable Midstream Partners LP, 4.4%, 3/15/27	37,191
	56,000	Energy Transfer Equity LP, 5.5%, 6/1/27	56,140
	30,000	Energy Transfer Equity LP, 5.875%, 1/15/24	30,975
	21,000	Energy Transfer Partners LP, 6.5%, 2/1/42	22,682
	32,000	Enterprise Products Operating LLC, 2.8%, 2/15/21	31,651
	56,000(b)	Enterprise Products Operating LLC, 5.481% (3 Month USD LIBOR + 371 bps), 8/1/66	56,143
	100,000	Genesis Energy LP / Genesis Energy Finance Corp., 6.75%, 8/1/22	102,625
	95,000	Kinder Morgan, Inc., 5.05%, 2/15/46	92,959
	25,000	Kinder Morgan, Inc., 5.3%, 12/1/34	25,644
	90,000	Kinder Morgan, Inc., 5.55%, 6/1/45	94,451
	25,000	MPLX LP, 4.125%, 3/1/27	24,770
	135,000	MPLX LP, 4.875%, 12/1/24	141,557
	56,000	ONEOK, Inc., 7.5%, 9/1/23	65,263
	125,000	Phillips 66 Partners LP, 3.75%, 3/1/28	120,748
	165,000	Plains All American Pipeline LP / PAA Finance Corp., 4.65%, 10/15/25	165,990
	35,000	Spectra Energy Capital LLC, 6.75%, 7/15/18	35,376
	38,000	Sunoco Logistics Partners Operations LP, 5.4%, 10/1/47	36,201
	19,000	Sunoco Logistics Partners Operations LP, 6.1%, 2/15/42	19,275
	45,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.125%, 11/15/19	45,113
	52,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.0%, 1/15/28 (144A)	49,595
	90,000	Western Gas Partners LP, 4.5%, 3/1/28	90,183
	105,000	Williams Cos., Inc., 4.55%, 6/24/24	105,732
	Principal
	Amount
	USD ($)		Value
		Oil & Gas Storage & Transportation – (continued)
	95,000	Williams Cos., Inc., 7.5%, 1/15/31	$115,603
			$1,935,878
		Total Energy	$3,343,137
		FOOD & STAPLES RETAILING - 0.7%
		Drug Retail - 0.3%
	45,000	CVS Health Corp., 4.1%, 3/25/25	$45,317
	35,927	CVS Pass-Through Trust, 5.773%, 1/10/33 (144A)	38,314
	64,589	CVS Pass-Through Trust, 6.036%, 12/10/28	69,746
			$153,377
		Food Retail - 0.4%
	70,000	Alimentation Couche-Tard, Inc., 3.55%, 7/26/27 (144A)	$67,216
	119,000	C&S Group Enterprises LLC, 5.375%, 7/15/22 (144A)	112,142
			$179,358
		Total Food & Staples Retailing	$332,735
		FOOD, BEVERAGE & TOBACCO - 1.9%
		Distillers & Vintners - 0.5%
	25,000	Constellation Brands, Inc., 2.25%, 11/6/20	$24,462
	50,000	Constellation Brands, Inc., 3.2%, 2/15/23	49,040
	150,000	Pernod Ricard SA, 4.45%, 1/15/22 (144A)	155,725
			$229,227
		Packaged Foods & Meats - 0.8%
	70,000	JBS USA LUX SA / JBS USA Finance, Inc., 5.75%, 6/15/25 (144A)	$65,275
	50,000	JBS USA LUX SA / JBS USA Finance, Inc., 6.75%, 2/15/28 (144A)	48,000
	200,000	Minerva Luxembourg SA, 5.875%, 1/19/28 (144A)	182,802
	30,000	Post Holdings, Inc., 5.0%, 8/15/26 (144A)	28,500
	25,000	Smithfield Foods, Inc., 2.65%, 10/3/21 (144A)	23,937
	30,000	Smithfield Foods, Inc., 2.7%, 1/31/20 (144A)	29,575
			$378,089
		Tobacco - 0.6%
	35,000	Alliance One International, Inc., 8.5%, 4/15/21 (144A)	$36,488
	25,000	Alliance One International, Inc., 9.875%, 7/15/21	24,250
	100,000	Altria Group, Inc., 2.625%, 1/14/20	99,409
	100,000	Reynolds American, Inc., 4.45%, 6/12/25	102,867
			$263,014
		Total Food, Beverage & Tobacco	$870,330
		HEALTH CARE EQUIPMENT & SERVICES - 2.8%
		Health Care Distributors - 0.4%
	85,000	AmerisourceBergen Corp., 3.45%, 12/15/27	$80,874
	113,000	Cardinal Health, Inc., 3.079%, 6/15/24	107,804
			$188,678
		Health Care Equipment - 0.6%
	95,000(e)	Becton Dickinson & Co., 2.944% (3 Month USD LIBOR + 88 bps), 12/29/20	$95,100
	90,000	Boston Scientific Corp., 4.0%, 3/1/28	90,124
	75,000	Medtronic, Inc., 3.15%, 3/15/22	75,125
			$260,349
		Health Care Facilities - 0.4%
	15,000	CHS/Community Health Systems, Inc., 6.875%, 2/1/22	$8,681
	25,000	HCA, Inc., 5.875%, 5/1/23	25,875
	20,000	Kindred Healthcare, Inc., 6.375%, 4/15/22	20,100
	50,000	Kindred Healthcare, Inc., 8.0%, 1/15/20	52,938
	50,000	NYU Hospitals Center, 4.428%, 7/1/42	51,817
	35,000	RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/1/23 (144A)	36,400
			$195,811
		Health Care Services - 0.2%
	50,000	MEDNAX, Inc., 5.25%, 12/1/23 (144A)	$50,250
	31,000	Universal Hospital Services, Inc., 7.625%, 8/15/20	31,232
			$81,482
		Health Care Supplies - 0.2%
	75,000	Fresenius US Finance II, Inc., 4.5%, 1/15/23 (144A)	$77,151
		Health Care Technology - 0.3%
EUR	100,000	Quintiles IMS, Inc., 2.875%, 9/15/25 (144A)	$119,162
		Managed Health Care - 0.7%
	62,000	Anthem, Inc., 3.35%, 12/1/24	$60,194
	42,000	Anthem, Inc., 3.65%, 12/1/27	40,606
	11,000	Anthem, Inc., 4.101%, 3/1/28	10,992
	30,000	Centene Corp., 4.75%, 5/15/22	30,375
	40,000	Centene Corp., 5.625%, 2/15/21	41,100
	25,000	Centene Corp., 6.125%, 2/15/24	26,017
	35,000	Humana, Inc., 3.95%, 3/15/27	34,787
	85,000	Molina Healthcare, Inc., 5.375%, 11/15/22	83,937
			$328,008
		Total Health Care Equipment & Services	$1,250,641
	Principal
	Amount
	USD ($)		Value
		INSURANCE - 2.5%
		Insurance Brokers - 0.3%
	110,000	Brown & Brown, Inc., 4.2%, 9/15/24	$112,311
		Life & Health Insurance - 0.3%
	60,000	Teachers Insurance & Annuity Association of America, 4.27%, 5/15/47 (144A)	$60,010
	60,000	Teachers Insurance & Annuity Association of America, 4.9%, 9/15/44 (144A)	66,129
	12,000	Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39 (144A)	16,012
			$142,151
		Multi-line Insurance - 0.7%
	85,000	AXA SA, 8.6%, 12/15/30	$115,600
	200,000	Liberty Mutual Group, Inc., 4.85%, 8/1/44 (144A)	207,745
			$323,345
		Property & Casualty Insurance - 0.4%
	55,000	Delphi Financial Group, Inc., 7.875%, 1/31/20	$59,463
	100,000(b)	Farmers Insurance Exchange, 4.747% (3 Month USD LIBOR + 323 bps), 11/1/57 (144A)	95,875
			$155,338
		Reinsurance - 0.8%
NZD	380,000	International Bank for Reconstruction & Development, 3.5%, 1/22/21 (Cat Bond)	$281,253
NZD	75,000	International Bank for Reconstruction & Development, 4.625%, 10/6/21 (Cat Bond)	57,590
	40,000+(h)(i)	Lorenz Re 2016, Variable Rate Notes 3/31/19	544
	40,000+(h)(i)	Lorenz Re 2017, Variable Rate Notes 3/31/20	34,128
			$373,515
		Total Insurance	$1,106,660
		MATERIALS - 0.6%
		Commodity Chemicals - 0.1%
	35,000	NOVA Chemicals Corp., 5.0%, 5/1/25 (144A)	$33,590
		Copper - 0.1%
	50,000	Freeport-McMoRan, Inc., 3.875%, 3/15/23	$48,320
		Diversified Chemicals - 0.1%
	50,000	CF Industries, Inc., 3.45%, 6/1/23	$48,000
		Diversified Metals & Mining - 0.1%
	40,000	Rain CII Carbon LLC / CII Carbon Corp., 7.25%, 4/1/25 (144A)	$42,300
		Paper Packaging - 0.2%
	70,000	International Paper Co., 4.8%, 6/15/44	$70,361
	16,000	International Paper Co., 6.0%, 11/15/41	18,321
			$88,682
		Total Materials	$260,892
		MEDIA - 1.3%
		Cable & Satellite - 1.2%
	125,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.384%, 10/23/35	$139,631
	125,000	Cox Communications, Inc., 3.35%, 9/15/26 (144A)	119,017
	200,000	CSC Holdings LLC, 5.5%, 4/15/27 (144A)	191,500
	30,000	Sirius XM Radio, Inc., 5.375%, 7/15/26 (144A)	29,625
	60,000	Time Warner Cable LLC, 6.55%, 5/1/37	67,458
			$547,231
		Movies & Entertainment - 0.1%
	55,000	VOC Escrow, Ltd., 5.0%, 2/15/28 (144A)	$52,250
		Total Media	$599,481
		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.3%
		Biotechnology - 0.4%
	108,000	Biogen, Inc., 4.05%, 9/15/25	$110,560
	43,000	Biogen, Inc., 5.2%, 9/15/45	46,955
			$157,515
		Pharmaceuticals - 0.9%
	75,000	Allergan Funding SCS, 4.85%, 6/15/44	$74,260
	25,000	Endo Finance LLC, 5.75%, 1/15/22 (144A)	20,500
	110,000	Mylan NV, 3.95%, 6/15/26	106,691
	116,000	Shire Acquisitions Investments Ireland, DAC, 2.875%, 9/23/23	110,743
EUR	105,000	Valeant Pharmaceuticals International, Inc., 4.5%, 5/15/23 (144A)	114,309
			$426,503
		Total Pharmaceuticals, Biotechnology & Life Sciences	$584,018
		REAL ESTATE - 1.5%
		Diversified REITs - 0.3%
	25,000	Duke Realty LP, 3.25%, 6/30/26	$23,970
	95,000	Essex Portfolio LP, 3.625%, 5/1/27	92,693
			$116,663
		Health Care REITs - 0.3%
	75,000	Healthcare Trust of America Holdings LP, 3.5%, 8/1/26	$71,472
	55,000	Healthcare Trust of America Holdings LP, 3.75%, 7/1/27	53,145
			$124,617
	Principal
	Amount
	USD ($)		Value
		Office REITs - 0.5%
	75,000	Alexandria Real Estate Equities, Inc., 2.75%, 1/15/20	$74,657
	25,000	Alexandria Real Estate Equities, Inc., 3.95%, 1/15/27	24,465
	20,000	Alexandria Real Estate Equities, Inc., 4.6%, 4/1/22	20,835
	70,000	Highwoods Realty LP, 3.625%, 1/15/23	69,256
	45,000	Highwoods Realty LP, 4.125%, 3/15/28	44,751
			$233,964
		Residential REIT - 0.2%
	115,000	UDR, Inc., 4.0%, 10/1/25	$115,503
		Specialized REIT - 0.2%
	75,000	Equinix, Inc., 5.75%, 1/1/25	$78,000
		Total Real Estate	$668,747
		RETAILING - 0.7%
		Department Stores - 0.1%
	42,000	PetSmart, Inc., 7.125%, 3/15/23 (144A)	$23,835
		Internet Retail - 0.6%
	30,000	Amazon.com, Inc., 2.8%, 8/22/24 (144A)	$29,109
	115,000	Booking Holdings, Inc., 3.55%, 3/15/28	111,280
	100,000	Expedia Group, Inc., 3.8%, 2/15/28	92,874
	25,000	Expedia Group, Inc., 4.5%, 8/15/24	25,278
			$258,541
		Specialty Stores - 0.0%†
	30,000	PetSmart, Inc., 5.875%, 6/1/25 (144A)	$21,675
		Total Retailing	$304,051
		SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
		Semiconductors - 0.1%
	60,000	Broadcom Corp. / Broadcom Cayman Finance, Ltd., 3.625%, 1/15/24	$59,024
		Total Semiconductors & Semiconductor Equipment	$59,024
		SOFTWARE & SERVICES - 0.4%
		Internet Software & Services - 0.4%
	200,000	Alibaba Group Holding, Ltd., 3.4%, 12/6/27	$189,821
		Total Software & Services	$189,821
		TECHNOLOGY HARDWARE & EQUIPMENT - 1.1%
		Electronic Components - 0.5%
	115,000	Amphenol Corp., 3.2%, 4/1/24	$111,905
EUR	100,000	Belden, Inc., 2.875%, 9/15/25 (144A)	119,469
			$231,374
		Electronic Manufacturing Services - 0.3%
	25,000	Flex, Ltd., 4.75%, 6/15/25	$26,107
	100,000	Flex, Ltd., 5.0%, 2/15/23	104,957
			$131,064
		Technology Hardware, Storage & Peripherals - 0.3%
	80,000	NCR Corp., 5.0%, 7/15/22	$80,000
	30,000	NCR Corp., 6.375%, 12/15/23	31,125
			$111,125
		Total Technology Hardware & Equipment	$473,563
		TELECOMMUNICATION SERVICES - 1.2%
		Integrated Telecommunication Services - 0.7%
	100,000	AT&T, Inc., 5.15%, 2/14/50	$101,017
	21,000	CenturyLink, Inc., 6.45%, 6/15/21	21,420
	50,000	CenturyLink, Inc., 7.6%, 9/15/39	43,079
	100,000	GTP Acquisition Partners I LLC, 2.35%, 6/15/20 (144A)	98,839
	25,000	Unison Ground Lease Funding LLC, 2.981%, 3/15/20 (144A)	24,504
	35,000	Windstream Services LLC, 6.375%, 8/1/23	20,038
			$308,897
		Wireless Telecommunication Services - 0.5%
	150,000	SBA Tower Trust, 3.869%, 10/8/24 (144A)	$152,176
	50,000	Sprint Corp., 7.25%, 9/15/21	51,687
	14,000	T-Mobile USA, Inc., 4.75%, 2/1/28	13,458
			$217,321
		Total Telecommunication Services	$526,218
		TRANSPORTATION - 0.9%
		Airlines - 0.7%
	34,635	Air Canada 2013-1 Class B Pass Through Trust, 5.375%, 5/15/21 (144A)	$35,674
	12,902	Delta Air Lines 2010-2 Class A Pass Through Trust, 4.95%, 5/23/19	13,066
	25,000	Delta Air Lines, Inc., 2.875%, 3/13/20	24,837
	146,705	Guanay Finance, Ltd., 6.0%, 12/15/20 (144A)	149,690
	88,398	Latam Airlines 2015-1 Pass Through Trust A, 4.2%, 11/15/27	86,851
			$310,118
		Trucking - 0.2%
	45,000	Penske Truck Leasing Co. LP / PTL Finance Corp., 3.375%, 2/1/22 (144A)	$44,754
	Principal
	Amount
	USD ($)		Value
		Trucking – (continued)
	60,000	Penske Truck Leasing Co. LP / PTL Finance Corp., 3.95%, 3/10/25 (144A)	$60,129
			$104,883
		Total Transportation	$415,001
		UTILITIES - 2.3%
		Electric Utilities - 1.3%
EUR	100,000	ContourGlobal Power Holdings SA, 5.125%, 6/15/21 (144A)	$125,501
	100,000(b)(c)	Electricite de France SA, 5.25% (USD Swap Rate + 371 bps) (144A)	100,200
	65,000	Iberdrola International BV, 6.75%, 7/15/36	83,120
	105,000	NextEra Energy Capital Holdings, Inc., 3.55%, 5/1/27	102,037
	17,000	NextEra Energy Operating Partners LP, 4.5%, 9/15/27 (144A)	16,022
	100,000(b)(c)	Southern California Edison Co., 6.25% (3 Month USD LIBOR + 420 bps)	106,250
	18,000	TerraForm Power Operating LLC, 4.25%, 1/31/23 (144A)	17,303
	18,000	TerraForm Power Operating LLC, 5.0%, 1/31/28 (144A)	17,078
			$567,511
		Gas Utilities - 0.4%
	30,000	Boston Gas Co., 3.15%, 8/1/27 (144A)	$28,747
	16,000	DCP Midstream Operating LP, 5.6%, 4/1/44	16,180
	160,000	Texas Eastern Transmission LP, 3.5%, 1/15/28 (144A)	152,769
			$197,696
		Independent Power Producers & Energy Traders - 0.4%
	65,382	Alta Wind Holdings LLC, 7.0%, 6/30/35 (144A)	$73,803
	56,000	Calpine Corp., 5.75%, 1/15/25	51,240
	40,000	NRG Energy, Inc., 6.625%, 1/15/27	40,900
			$165,943
		Multi-Utilities - 0.2%
	95,000	Sempra Energy, 3.4%, 2/1/28	$91,130
		Total Utilities	$1,022,280
		TOTAL CORPORATE BONDS
		(Cost $17,469,704)	$17,706,952
		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 26.9% of Net Assets
	35,565	Fannie Mae, 3.0%, 10/1/30	$35,603
	108,002	Fannie Mae, 3.0%, 5/1/43	106,341
	20,003	Fannie Mae, 3.0%, 5/1/46	19,586
	54,194	Fannie Mae, 3.0%, 9/1/46	52,904
	104,458	Fannie Mae, 3.0%, 10/1/46	101,971
	108,612	Fannie Mae, 3.0%, 11/1/46	106,026
	82,243	Fannie Mae, 3.0%, 1/1/47	80,664
	27,828	Fannie Mae, 3.0%, 3/1/47	27,165
	219,728	Fannie Mae, 3.0%, 10/1/47	214,492
	75,000	Fannie Mae, 3.0%, 4/1/48 (TBA)	73,149
	42,815	Fannie Mae, 3.5%, 12/1/25	43,689
	67,866	Fannie Mae, 3.5%, 12/1/25	69,251
	59,246	Fannie Mae, 3.5%, 6/1/42	59,803
	28,071	Fannie Mae, 3.5%, 12/1/42	28,335
	82,189	Fannie Mae, 3.5%, 2/1/44	82,861
	58,581	Fannie Mae, 3.5%, 2/1/45	58,938
	73,091	Fannie Mae, 3.5%, 6/1/45	73,418
	65,659	Fannie Mae, 3.5%, 9/1/45	66,054
	61,656	Fannie Mae, 3.5%, 1/1/46	61,854
	36,181	Fannie Mae, 3.5%, 2/1/46	36,297
	20,635	Fannie Mae, 3.5%, 3/1/46	20,702
	45,374	Fannie Mae, 3.5%, 4/1/46	45,521
	43,010	Fannie Mae, 3.5%, 5/1/46	43,258
	51,718	Fannie Mae, 3.5%, 7/1/46	51,884
	99,970	Fannie Mae, 3.5%, 9/1/46	100,309
	22,498	Fannie Mae, 3.5%, 10/1/46	22,591
	23,123	Fannie Mae, 3.5%, 10/1/46	23,197
	46,112	Fannie Mae, 3.5%, 12/1/46	46,261
	26,534	Fannie Mae, 3.5%, 1/1/47	26,620
	68,492	Fannie Mae, 3.5%, 1/1/47	68,894
	69,691	Fannie Mae, 3.5%, 1/1/47	69,917
	119,226	Fannie Mae, 3.5%, 1/1/47	119,720
	76,262	Fannie Mae, 3.5%, 5/1/47	76,509
	79,654	Fannie Mae, 3.5%, 5/1/47	79,912
	23,020	Fannie Mae, 3.5%, 7/1/47	23,095
	82,670	Fannie Mae, 3.5%, 7/1/47	82,938
	112,997	Fannie Mae, 3.5%, 7/1/47	113,363
	23,343	Fannie Mae, 3.5%, 8/1/47	23,418
	181,435	Fannie Mae, 3.5%, 8/1/47	182,022
	29,498	Fannie Mae, 3.5%, 11/1/47	29,594
	68,697	Fannie Mae, 3.5%, 12/1/47	68,910
	114,448	Fannie Mae, 3.5%, 12/1/47	114,797
	39,873	Fannie Mae, 3.5%, 1/1/48	39,990
	29,941	Fannie Mae, 3.5%, 2/1/48	30,029
	11,179	Fannie Mae, 4.0%, 12/1/19	11,501
	Principal
	Amount
	USD ($)		Value
		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
	67,400	Fannie Mae, 4.0%, 10/1/40	$69,960
	9,953	Fannie Mae, 4.0%, 12/1/40	10,330
	8,553	Fannie Mae, 4.0%, 11/1/41	8,840
	13,463	Fannie Mae, 4.0%, 12/1/41	13,917
	13,370	Fannie Mae, 4.0%, 1/1/42	13,820
	38,951	Fannie Mae, 4.0%, 1/1/42	40,262
	72,145	Fannie Mae, 4.0%, 1/1/42	74,581
	28,285	Fannie Mae, 4.0%, 2/1/42	29,255
	16,157	Fannie Mae, 4.0%, 3/1/42	16,702
	35,648	Fannie Mae, 4.0%, 4/1/42	36,850
	45,074	Fannie Mae, 4.0%, 5/1/42	46,596
	73,555	Fannie Mae, 4.0%, 7/1/42	76,088
	217,193	Fannie Mae, 4.0%, 8/1/42	224,503
	31,896	Fannie Mae, 4.0%, 11/1/43	32,924
	36,637	Fannie Mae, 4.0%, 11/1/43	37,877
	42,677	Fannie Mae, 4.0%, 11/1/43	44,052
	30,138	Fannie Mae, 4.0%, 7/1/44	31,002
	59,544	Fannie Mae, 4.0%, 8/1/44	61,267
	18,131	Fannie Mae, 4.0%, 10/1/44	18,651
	24,903	Fannie Mae, 4.0%, 10/1/45	25,574
	91,001	Fannie Mae, 4.0%, 11/1/45	94,105
	58,644	Fannie Mae, 4.0%, 12/1/45	60,226
	67,501	Fannie Mae, 4.0%, 6/1/46	69,318
	68,258	Fannie Mae, 4.0%, 7/1/46	70,095
	87,869	Fannie Mae, 4.0%, 7/1/46	90,234
	51,499	Fannie Mae, 4.0%, 8/1/46	52,886
	21,571	Fannie Mae, 4.0%, 11/1/46	22,167
	23,167	Fannie Mae, 4.0%, 11/1/46	23,805
	101,369	Fannie Mae, 4.0%, 1/1/47	104,236
	32,949	Fannie Mae, 4.0%, 4/1/47	33,982
	38,519	Fannie Mae, 4.0%, 4/1/47	39,572
	53,696	Fannie Mae, 4.0%, 4/1/47	55,380
	23,995	Fannie Mae, 4.0%, 6/1/47	24,651
	24,114	Fannie Mae, 4.0%, 6/1/47	24,870
	24,679	Fannie Mae, 4.0%, 6/1/47	25,356
	88,051	Fannie Mae, 4.0%, 6/1/47	90,467
	28,683	Fannie Mae, 4.0%, 7/1/47	29,583
	32,710	Fannie Mae, 4.0%, 7/1/47	33,607
	27,292	Fannie Mae, 4.0%, 8/1/47	28,041
	50,362	Fannie Mae, 4.0%, 8/1/47	51,749
	58,437	Fannie Mae, 4.0%, 12/1/47	60,049
	258,540	Fannie Mae, 4.5%, 8/1/40	273,485
	76,077	Fannie Mae, 4.5%, 11/1/40	80,463
	37,707	Fannie Mae, 4.5%, 5/1/41	39,958
	15,611	Fannie Mae, 4.5%, 7/1/41	16,516
	32,691	Fannie Mae, 4.5%, 12/1/41	34,240
	35,199	Fannie Mae, 4.5%, 2/1/44	36,978
	37,456	Fannie Mae, 4.5%, 2/1/44	39,332
	101,080	Fannie Mae, 4.5%, 6/1/44	106,708
	60,303	Fannie Mae, 4.5%, 5/1/46	63,180
	39,155	Fannie Mae, 5.0%, 4/1/30	41,858
	29,809	Fannie Mae, 5.0%, 1/1/39	32,076
	7,857	Fannie Mae, 5.0%, 6/1/40	8,494
	178	Fannie Mae, 6.0%, 3/1/32	199
	38,854	Federal Home Loan Mortgage Corp., 3.0%, 10/1/29	38,816
	86,876	Federal Home Loan Mortgage Corp., 3.0%, 11/1/42	85,401
	17,276	Federal Home Loan Mortgage Corp., 3.0%, 5/1/43	16,979
	67,063	Federal Home Loan Mortgage Corp., 3.0%, 6/1/46	65,607
	46,376	Federal Home Loan Mortgage Corp., 3.0%, 9/1/46	45,293
	24,386	Federal Home Loan Mortgage Corp., 3.0%, 12/1/46	23,811
	68,193	Federal Home Loan Mortgage Corp., 3.0%, 2/1/47	66,594
	27,080	Federal Home Loan Mortgage Corp., 3.5%, 10/1/40	27,275
	14,167	Federal Home Loan Mortgage Corp., 3.5%, 10/1/42	14,274
	79,856	Federal Home Loan Mortgage Corp., 3.5%, 6/1/45	80,356
	73,106	Federal Home Loan Mortgage Corp., 3.5%, 11/1/45	73,451
	46,340	Federal Home Loan Mortgage Corp., 3.5%, 3/1/46	46,530
	72,975	Federal Home Loan Mortgage Corp., 3.5%, 5/1/46	73,274
	67,391	Federal Home Loan Mortgage Corp., 3.5%, 7/1/46	67,941
	121,835	Federal Home Loan Mortgage Corp., 3.5%, 8/1/46	122,759
	42,136	Federal Home Loan Mortgage Corp., 3.5%, 12/1/46	42,301
	114,308	Federal Home Loan Mortgage Corp., 3.5%, 12/1/46	115,005
	24,189	Federal Home Loan Mortgage Corp., 3.5%, 6/1/47	24,268
	24,645	Federal Home Loan Mortgage Corp., 3.5%, 6/1/47	24,728
	92,236	Federal Home Loan Mortgage Corp., 3.5%, 7/1/47	92,531
	81,575	Federal Home Loan Mortgage Corp., 3.5%, 8/1/47	81,829
	98,873	Federal Home Loan Mortgage Corp., 3.5%, 10/1/47	99,170
	34,750	Federal Home Loan Mortgage Corp., 3.5%, 11/1/47	34,854
	Principal
	Amount
	USD ($)		Value
		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
	44,305	Federal Home Loan Mortgage Corp., 3.5%, 11/1/47	$44,439
	29,912	Federal Home Loan Mortgage Corp., 3.5%, 1/1/48	30,001
	64,192	Federal Home Loan Mortgage Corp., 3.5%, 1/1/48	64,383
	77,229	Federal Home Loan Mortgage Corp., 4.0%, 1/1/44	79,647
	15,266	Federal Home Loan Mortgage Corp., 4.0%, 2/1/44	15,773
	55,510	Federal Home Loan Mortgage Corp., 4.0%, 5/1/44	57,213
	15,802	Federal Home Loan Mortgage Corp., 4.0%, 7/1/44	16,322
	15,831	Federal Home Loan Mortgage Corp., 4.0%, 7/1/44	16,353
	42,168	Federal Home Loan Mortgage Corp., 4.0%, 7/1/44	43,460
	26,430	Federal Home Loan Mortgage Corp., 4.0%, 12/1/44	27,237
	55,920	Federal Home Loan Mortgage Corp., 4.0%, 12/1/45	57,628
	16,941	Federal Home Loan Mortgage Corp., 4.0%, 1/1/46	17,459
	33,540	Federal Home Loan Mortgage Corp., 4.0%, 6/1/46	34,565
	57,747	Federal Home Loan Mortgage Corp., 4.0%, 7/1/46	59,511
	51,847	Federal Home Loan Mortgage Corp., 4.0%, 8/1/46	53,347
	24,552	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	25,329
	36,194	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	37,340
	73,859	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	76,006
	75,596	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	77,988
	127,149	Federal Home Loan Mortgage Corp., 4.0%, 5/1/47	130,843
	69,046	Federal Home Loan Mortgage Corp., 4.0%, 10/1/47	70,947
	68,138	Federal Home Loan Mortgage Corp., 4.5%, 5/1/47	71,367
	331	Federal Home Loan Mortgage Corp., 5.0%, 5/1/34	356
	1,867	Federal Home Loan Mortgage Corp., 5.0%, 6/1/35	1,995
	6,817	Federal Home Loan Mortgage Corp., 5.0%, 10/1/38	7,345
	23,696	Federal Home Loan Mortgage Corp., 5.0%, 11/1/39	25,547
	13,364	Federal Home Loan Mortgage Corp., 5.5%, 6/1/41	14,674
	89,942	Government National Mortgage Association I, 3.5%, 11/15/41	91,316
	21,491	Government National Mortgage Association I, 3.5%, 7/15/42	21,894
	15,888	Government National Mortgage Association I, 3.5%, 10/15/42	16,162
	28,661	Government National Mortgage Association I, 3.5%, 8/15/46	28,966
	6,048	Government National Mortgage Association I, 4.0%, 12/15/41	6,237
	233,957	Government National Mortgage Association I, 4.0%, 4/15/42	241,810
	68,042	Government National Mortgage Association I, 4.0%, 8/15/43	71,081
	14,481	Government National Mortgage Association I, 4.0%, 3/15/44	14,901
	32,805	Government National Mortgage Association I, 4.0%, 9/15/44	33,757
	32,933	Government National Mortgage Association I, 4.0%, 4/15/45	33,893
	56,765	Government National Mortgage Association I, 4.0%, 6/15/45	58,412
	6,599	Government National Mortgage Association I, 4.5%, 9/15/33	6,966
	14,055	Government National Mortgage Association I, 4.5%, 4/15/35	14,772
	28,252	Government National Mortgage Association I, 4.5%, 1/15/40	29,927
	77,391	Government National Mortgage Association I, 4.5%, 3/15/40	81,874
	21,741	Government National Mortgage Association I, 4.5%, 9/15/40	22,986
	20,064	Government National Mortgage Association I, 4.5%, 7/15/41	21,094
	4,913	Government National Mortgage Association I, 5.0%, 4/15/35	5,297
	5,142	Government National Mortgage Association I, 5.5%, 1/15/34	5,666
	7,685	Government National Mortgage Association I, 5.5%, 4/15/34	8,527
	2,235	Government National Mortgage Association I, 5.5%, 7/15/34	2,462
	9,311	Government National Mortgage Association I, 5.5%, 6/15/35	10,128
	259	Government National Mortgage Association I, 6.0%, 8/15/19	261
	726	Government National Mortgage Association I, 6.0%, 2/15/33	815
	1,197	Government National Mortgage Association I, 6.0%, 3/15/33	1,345
	1,244	Government National Mortgage Association I, 6.0%, 3/15/33	1,385
	202	Government National Mortgage Association I, 6.0%, 6/15/33	225
	2,002	Government National Mortgage Association I, 6.0%, 6/15/33	2,302
	1,602	Government National Mortgage Association I, 6.0%, 7/15/33	1,810
	1,890	Government National Mortgage Association I, 6.0%, 7/15/33	2,121
	867	Government National Mortgage Association I, 6.0%, 9/15/33	967
	2,589	Government National Mortgage Association I, 6.0%, 9/15/33	2,881
	1,387	Government National Mortgage Association I, 6.0%, 10/15/33	1,549
	6,736	Government National Mortgage Association I, 6.0%, 8/15/34	7,496
	944	Government National Mortgage Association I, 6.5%, 3/15/29	1,055
	1,168	Government National Mortgage Association I, 6.5%, 1/15/30	1,307
	407	Government National Mortgage Association I, 6.5%, 2/15/32	463
	469	Government National Mortgage Association I, 6.5%, 3/15/32	536
	667	Government National Mortgage Association I, 6.5%, 11/15/32	762
	50	Government National Mortgage Association I, 7.0%, 3/15/31	50
	13,181	Government National Mortgage Association II, 3.5%, 3/20/45	13,329
	14,935	Government National Mortgage Association II, 3.5%, 4/20/45	15,092
	17,600	Government National Mortgage Association II, 3.5%, 4/20/45	17,811
	22,438	Government National Mortgage Association II, 3.5%, 3/20/46	22,740
	91,278	Government National Mortgage Association II, 3.5%, 11/20/46	92,249
	47,644	Government National Mortgage Association II, 4.0%, 9/20/44	49,320
	79,615	Government National Mortgage Association II, 4.0%, 10/20/46	82,024
	77,662	Government National Mortgage Association II, 4.0%, 1/20/47	79,890
	103,918	Government National Mortgage Association II, 4.0%, 12/20/47	106,940
	13,970	Government National Mortgage Association II, 4.5%, 9/20/41	14,701
	Principal
	Amount
	USD ($)		Value
		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
	55,000(e)	Government National Mortgage Association II, 4.5%, 9/20/44	$57,472
	17,935	Government National Mortgage Association II, 4.5%, 10/20/44	18,882
	39,184	Government National Mortgage Association II, 4.5%, 11/20/44	41,251
	3,645	Government National Mortgage Association II, 5.5%, 3/20/34	4,015
	6,113	Government National Mortgage Association II, 6.0%, 11/20/33	6,900
	750,000(j)	U.S. Treasury Bills, 4/12/18	749,659
	794,713	U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45	766,236
	179,694	U.S. Treasury Inflation Indexed Bonds, 0.875%, 2/15/47	178,377
	659,043	U.S. Treasury Inflation Indexed Bonds, 1.0%, 2/15/46	674,970
			$12,051,708
		TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
		(Cost $12,236,861)	$12,051,708
		FOREIGN GOVERNMENT BONDS - 3.1% of Net Assets
		Argentina - 1.1%
	150,000	Argentine Republic Government International Bond, 6.625%, 7/6/28	$148,875
	250,000	Autonomous City of Buenos Aires Argentina, 7.5%, 6/1/27 (144A)	260,825
ARS	1,266,000	Letras del Banco Central de la Republica Argentina, 25.6%, 4/18/18	61,924
			$471,624
		Ivory Coast - 0.3%
EUR	100,000	Ivory Coast Government International Bond, 5.25%, 3/22/30 (144A)	$123,019
		Mexico - 0.3%
MXN	550,000	Mexican Bonos, 6.5%, 6/9/22	$29,453
MXN	520,000	Mexican Bonos, 7.5%, 6/3/27	28,940
MXN	1,344,809	Mexican Udibonos, 2.0%, 6/9/22	69,226
			$127,619
		New Zealand - 0.5%
NZD	295,000	New Zealand Government Bond, 5.5%, 4/15/23	$245,423
		Nigeria - 0.4%
	200,000	Africa Finance Corp., 4.375%, 4/29/20 (144A)	$201,292
		Norway - 0.2%
NOK	750,000	Norway Government Bond, 2.0%, 5/24/23 (144A)	$98,043
		South Korea - 0.1%
INR	2,400,000	Export-Import Bank of Korea, 6.9% 12/30/99	$36,418
		Uruguay - 0.2%
UYU	2,510,000	Uruguay Government International Bond, 9.875%, 6/20/22 (144A)	$89,805
		TOTAL FOREIGN GOVERNMENT BONDS
		(Cost $1,473,072)	$1,393,243
		MUNICIPAL BONDS - 1.8% of Net Assets (k)
		Diversified Banks - 0.1%
	45,000	Illinois Finance Authority, Northwestern Memorial Healthcare, 4.0%, 7/15/47	$46,135
		Municipal Development - 0.1%
	60,000	Brazos Harbor Industrial Development Corp., Dow Chemical Co., Project, 5.9%, 5/1/38	$60,385
		Municipal General - 0.8%
	20,000	Central Florida Expressway Authority, 5.0%, 7/1/38	$23,016
	155,000(l)	Commonwealth of Pennsylvania, 4.0%, 1/1/29	164,873
	20,000	JEA Water & Sewer System Revenue, Series A, 4.0%, 10/1/35	21,133
	20,000	JEA Water & Sewer System Revenue, Series A, 4.0%, 10/1/39	20,868
	90,000	JobsOhio Beverage System, Ohio Taxable Senior Lien, Series B, 3.985%, 1/1/29	94,052
	25,000	JobsOhio Beverage System, Ohio Taxable Senior Lien, Series B, 4.532%, 1/1/35	27,273
			$351,215
		Municipal Higher Education - 0.6%
	10,000	Amherst College, 3.794%, 11/1/42	$9,777
	25,000	Baylor University, Series A, 4.313%, 3/1/42	25,569
	35,000	California Educational Facilities Authority, Stanford University, Series U-7, 5.0%, 6/1/46	45,856
	20,000	Massachusetts Development Finance Agency, Harvard University, Series A, 5.0%, 7/15/40	25,929
	15,000	Massachusetts Development Finance Agency, Partners Healthcare System, 4.0%, 7/1/36	15,539
	25,000	Massachusetts Development Finance Agency, Partners Healthcare System, 4.0%, 7/1/41	25,649
	30,000	New York State Dormitory Authority, Columbia University, Series A-2, 5.0%, 10/1/46	39,640
	75,000	Rhode Island Health & Educational Building Corp., Brown University, Series A, 4.0%, 9/1/47	78,412
			$266,371
		Municipal Obligation - 0.1%
	100,000(f)(l)	Commonwealth of Puerto Rico, Series A, 8.0%, 7/1/35	$42,500
		Municipal School District - 0.1%
	20,000(l)	State of Florida, Capital Outlay, Series C, 4.0%, 6/1/31	$21,741
		Municipal Transportation - 0.0%†
	15,000	Port Authority of New York & New Jersey, Consolidated-174TH, 4.458%, 10/1/62	$16,415
		TOTAL MUNICIPAL BONDS
		(Cost $833,386)	$804,762
	Principal
	Amount
	USD ($)		Value
		SENIOR SECURED FLOATING RATE LOAN INTERESTS - 6.3% of Net Assets*(e)
		AUTOMOBILES & COMPONENTS - 0.6%
		Auto Parts & Equipment - 0.6%
	78,727	Federal-Mogul Corp., Tranche C Term Loan, 5.555% (LIBOR + 375 bps), 4/15/21	$79,309
	80,244	TI Group Automotive Systems LLC, Initial US Term Loan, 4.377% (LIBOR + 250 bps), 6/30/22	80,771
	122,348	Tower Automotive Holdings USA LLC, Initial Term Loan, 4.5% (LIBOR + 275 bps), 3/7/24	122,654
		Total Automobiles & Components	$282,734
		CAPITAL GOODS - 0.6%
		Aerospace & Defense - 0.1%
	49,080	Vencore, Inc. (fka SI Organization, Inc.), First Lien Initial Term Loan, 6.627% (LIBOR + 475 bps), 11/23/19	$49,763
		Building Products - 0.2%
	73,872	Builders FirstSource, Inc., Refinancing Term Loan, 5.302% (LIBOR + 300 bps), 2/29/24	$74,268
		Construction & Farm Machinery & Heavy Trucks - 0.1%
	34,388	Navistar, Inc., Tranche B Term Loan, 5.21% (LIBOR + 350 bps), 11/6/24	$34,678
		Electrical Components & Equipment - 0.1%
	49,774	Southwire Co., LLC, Initial Term Loan, 3.968% (LIBOR + 225 bps), 2/10/21	$50,043
		Industrial Conglomerates - 0.1%
	49,375	DTI Holdco, Inc., Replacement B-1 Term Loan, 6.711% (LIBOR + 475 bps), 9/29/23	$49,406
		Trading Companies & Distributors - 0.0%†
	27,776	WESCO Distribution, Inc., Tranche B-1 Term Loan, 4.877% (LIBOR + 300 bps), 12/12/19	$27,811
		Total Capital Goods	$285,969
		COMMERCIAL SERVICES & SUPPLIES - 0.2%
		Environmental & Facilities Services - 0.1%
	49,122	WCA Waste Systems, Inc., Initial Term Loan, 4.627% (LIBOR + 275 bps), 8/11/23	$49,352
		Human Resource & Employment Services - 0.1%
	40,877	On Assignment, Inc., Tranche B-3 Term Loan, 4.007% (LIBOR + 200 bps/PRIME + 200 bps), 6/3/22	$41,133
		Total Commercial Services & Supplies	$90,485
		CONSUMER SERVICES - 0.5%
		Education Services - 0.1%
	37,906	Houghton Mifflin Harcourt Publishers., Inc., Term Loan, 4.877% (LIBOR + 300 bps), 5/28/21	$34,763
		Leisure Facilities - 0.3%
	35,668	Fitness International LLC, Term B Loan, 5.377% (LIBOR + 350 bps), 7/1/20	$36,033
	85,763	Six Flags Theme Parks, Inc., Tranche B Term Loan, 3.631% (LIBOR + 175 bps/PRIME + 75 bps), 6/30/22	86,219
			$122,252
		Specialized Consumer Services - 0.1%
	73,504	KUEHG Corp. (fka KC MergerSub, Inc.), Term B-2 Loan, 6.052% (LIBOR + 375 bps), 8/12/22	$74,113
		Total Consumer Services	$231,128
		DIVERSIFIED FINANCIALS - 0.2%
		Specialized Finance - 0.2%
	84,925	1011778 BC Unlimited Liability Co. (New Red Finance, Inc.) (aka Burger King/Tim Hortons), Term B-3 Loan, 4.294% (LIBOR + 225 bps), 2/16/24	$85,120
		Total Diversified Financials	$85,120
		HEALTH CARE EQUIPMENT & SERVICES - 0.9%
		Health Care Facilities - 0.5%
	17,293	CHS/Community Health Systems, Inc., Incremental 2019 Term G Loan, 4.734% (LIBOR + 275 bps), 12/31/19	$16,904
	32,032	CHS/Community Health Systems, Inc., Incremental 2021 Term H Loan, 4.984% (LIBOR + 300 bps), 1/27/21	30,856
	71,760	Concentra, Inc., First Lien Tranche B-1 Term Loan, 4.53% (LIBOR + 275 bps), 6/1/22	71,962
	97,224	Kindred Healthcare, Inc., New Term Loan, 5.25% (LIBOR + 350 bps), 4/9/21	97,663
			$217,385
		Health Care Services - 0.1%
	49,688	Alliance HealthCare Services, Inc., First Lien Initial Term Loan, 6.341% (LIBOR + 450 bps), 10/24/23	$50,060
		Health Care Supplies - 0.2%
	89,325	Kinetic Concepts, Inc., Dollar Term Loan, 5.552% (LIBOR + 325 bps), 2/2/24	$89,850
		Health Care Technology - 0.1%
	34,563	Quintiles IMS, Inc., Term B-1 Dollar Loan, 4.302% (LIBOR + 200 bps), 3/7/24	$34,771
		Total Health Care Equipment & Services	$392,066
		HOUSEHOLD & PERSONAL PRODUCTS - 0.2%
		Personal Products - 0.2%
	103,887	Revlon Consumer Products Corp., Initial Term B Loan, 5.377% (LIBOR + 350 bps), 9/7/23	$82,763
		Total Household & Personal Products	$82,763
		INSURANCE - 0.8%
		Life & Health Insurance - 0.2%
	97,778	Integro Parent, Inc., First Lien Initial Term Loan, 7.562% (LIBOR + 575 bps), 10/31/22	$97,779
	Principal
	Amount
	USD ($)		Value
		Property & Casualty Insurance - 0.6%
	150,839	Confie Seguros Holding II Co., Term B Loan, 7.234% (LIBOR + 525 bps), 4/19/22	$150,815
	99,500	USI, Inc. (fka Compass Investors, Inc.), 2017 New Term Loan, 5.302% (LIBOR + 300 bps), 5/16/24	99,923
			$250,738
		Total Insurance	$348,517
		MATERIALS - 0.5%
		Metal & Glass Containers - 0.2%
	97,704	Coveris Holdings SA (fka Exopack Holdings SA), USD Term B-1 Loan, 6.552% (LIBOR + 425 bps), 6/29/22	$98,315
		Specialty Chemicals - 0.3%
	49,000	Axalta Coating Systems Dutch Holding B BV (Axalta Coating Systems US Holdings, Inc.), Term B-2 Dollar Loan, 4.302% (LIBOR + 200 bps), 6/1/24	$49,189
	18,006(m)	WR Grace & Co-CONN, Term B-1 Loan, 4/3/25	18,100
	30,868(m)	WR Grace & Co-CONN, Term B-2 Loan, 4/3/25	31,029
	50,000	WR Grace & Co-CONN, US Term Loan, 3.787% (LIBOR + 200 bps), 2/3/21	50,109
			$148,427
		Total Materials	$246,742
		MEDIA - 0.4%
		Broadcasting - 0.2%
	73,503	Sinclair Television Group, Inc., Tranche B Term Loan, 4.13% (LIBOR + 225 bps), 1/3/24	$73,901
		Cable & Satellite - 0.1%
	47,636	MCC Iowa LLC, Tranche M Term Loan, 3.74% (LIBOR + 200 bps), 1/15/25	$47,851
		Movies & Entertainment - 0.1%
	19,886	Kasima LLC, Term Loan, 4.73% (LIBOR + 250 bps), 5/17/21	$20,027
	16,817	Rovi Solutions Corp. / Rovi Guides, Inc., Term B Loan, 4.38% (LIBOR + 250 bps), 7/2/21	16,940
			$36,967
		Total Media	$158,719
		REAL ESTATE - 0.3%
		Hotel & Resort REIT - 0.3%
	112,700	MGM Growth Properties Operating Partnership LP, Term B Loan, 3.877% (LIBOR + 200 bps), 3/24/25	$113,082
		Retail REIT - 0.0%†
	14,022	DTZ US Borrower LLC, First Lien 2015-1 Additional Term Loan, 5.183% (LIBOR + 325 bps), 11/4/21	$13,967
		Total Real Estate	$127,049
		RETAILING - 0.1%
		Specialty Stores - 0.1%
	49,875	Staples, Inc., Closing Date Term Loan, 5.787% (LIBOR + 400 bps), 9/12/24	$49,501
		Total Retailing	$49,501
		SOFTWARE & SERVICES - 0.1%
		Application Software - 0.1%
	46,920	Verint Systems, Inc., Refinancing Term Loan, 3.664% (LIBOR + 200 bps), 6/28/24	$47,214
		Total Software & Services	$47,214
		TELECOMMUNICATION SERVICES - 0.6%
		Integrated Telecommunication Services - 0.3%
	29,990	Cincinnati Bell, Inc., Tranche B Term Loan, 5.445% (LIBOR + 375 bps), 10/2/24	$30,265
	121,169	General Communications, Inc. Holdings, Inc., New Term B Loan, 4.127% (LIBOR + 225 bps), 2/2/22	121,699
			$151,964
		Wireless Telecommunication Services - 0.3%
	117,831	Virgin Media Bristol LLC, Facility K, 4.277% (LIBOR + 250 bps), 1/15/26	$118,567
		Total Telecommunication Services	$270,531
		UTILITIES - 0.3%
		Electric Utilities - 0.1%
	54,643	APLP Holdings, Ltd., Partnership, Term Loan, 5.377% (LIBOR + 350 bps), 4/13/23	$55,264
		Independent Power Producers & Energy Traders - 0.2%
	36,669	Calpine Corp., Term Loan, 4.81% (LIBOR + 250 bps), 1/15/24	$36,829
	41,674	TerraForm AP Acquisition Holdings LLC, Term Loan, 6.552% (LIBOR + 425 bps), 6/27/22	41,922
			$78,751
		Total Utilities	$134,015
		TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
		(Cost $2,818,150)	$2,832,553
Number of Contracts	Description	Counterparty		Notional		Strike Price	Expiration Date	Value
	OVER THE COUNTER (OTC) CALL OPTIONS PURCHASED - 0.0%†
3,182^(n)	Desarrolladora Homex SAB de CV	Bank of New York Mellon Corp.		MXN –	MXN	(p) –	10/23/22	$–
3,182^(o)	Desarrolladora Homex SAB de CV	Bank of New York Mellon Corp.		MXN –	MXN	(p) –	10/23/22	–
								$–
	TOTAL OVER THE COUNTER (OTC) CALL OPTIONS PURCHASED
	(Premium paid $0)							$–
	CURRENCY PUT OPTION PURCHASED - 0.0%†
359,000	Put EUR Call USD		EUR	3,235		EUR 1	6/1/18	$1,785
	TOTAL CURRENCY PUT OPTION PURCHASED
	(Premium paid $3,235)							$1,785
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 96.6%
	(Cost $43,417,586)							$43,326,531
Shares				Income		Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Value
	AFFILIATED ISSUER - 2.0%
	CLOSED-END FUND - 2.0% of Net Assets
	INSURANCE - 2.0%
	Property & Casualty Insurance - 2.0%
93,497	Pioneer ILS Interval Fund (q)			–		–	14,024	$891,963
	Total Insurance							$891,963
	TOTAL CLOSED-END FUND
	(Cost $963,725)							$891,963
	TOTAL INVESTMENTS IN AFFILIATED ISSUER - 2.0%
	(Cost $963,725)							$891,963
Number of Contracts	Description	Counterparty		Notional		Strike Price	Expiration Date	Value

	CURRENCY PUT OPTION WRITTEN - 0.0%†
(359,000)	Put EUR Call USD		EUR	1,536		EUR 1	6/1/18	$(669)
	TOTAL CURRENCY PUT OPTION WRITTEN
	(Premium received $(1,536))							$(669)

	OTHER ASSETS AND LIABILITIES - 1.4%							$613,851
	NET ASSETS - 100.0%							$44,831,676

bps	Basis Points.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
LIBOR	London Interbank Offered Rate.
PNMR	Panamanian Mortgage Reference Rate.
PRIME	U.S. Federal Funds Rate.
REIT	Real Estate Investment Trust.
REMICS	Real Estate Mortgage Investment Conduits.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At March 31, 2018, the value of these securities amounted to $13,321,694, or 29.7% of net assets.

(Cat Bond)	Catastrophe or event-linked bond. At March 31, 2018, the value of these securities amounted to $338,843, or 0.7% of net assets.
(TBA)	“To Be Announced” Securities.
†	Amount rounds to less than 0.1%.
*
Senior secured floating rate loan interests in which the Portfolio invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at March 31, 2018.

^	Security is valued using fair value methods (other than prices supplied by independent pricing services).
+	Securities that used significant unobservable inputs to determine their value.
(a)	Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date. The rate shown is the rate at March 31, 2018.
(b)	The interest rate is subject to change periodically. The interest rate, reference index and spread shown at March 31, 2018.
(c)	Security is perpetual in nature and has no stated maturity date.
(d)	Non-income producing security.
(e)	Floating rate note. Coupon rate, reference index and spread shown at March 31, 2018.
(f)	Security is in default.
(g)	Payment in Kind (PIK) security which may pay interest in the form of additional principal amount.
(h)	Structured reinsurance investment. At March 31, 2018, the value of these securities amounted to $34,672, or 0.1% of net assets.
(i)	Rate to be determined.
(j)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(k)	Consists of Revenue Bonds unless otherwise indicated.
(l)	Represents a General Obligation Bond.
(m)	This term loan will settle after March 31, 2018, at which time the interest rate will be determined.
(n)	Option does not become effective until underlying company’s outstanding common shares reach a market capitalization of MXN 12.5 Billion.
(o)	Option does not become effective until underlying company’s outstanding common shares reach a market capitalization of MXN 14.5 Billion.
(p)	Strike price is 1 Mexican Peso (MXN).
(q)	Affiliated fund managed by Amundi Pioneer Asset Management, Inc., formerly Pioneer Investment Management, Inc. (the "Adviser”).
FORWARD FOREIGN CURRENCY CONTRACTS

Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Net Unrealized Appreciation (Depreciation)
EUR	359,000	USD	(442,081)	Bank of New York Mellon	4/30/18	$481
NZD	909,396	USD	(655,320)	Bank of New York Mellon	4/03/18	2,037
USD	655,175	NZD	(909,396)	Bank of New York Mellon	5/31/18	(2,038)
SEK	1,819,186	EUR	(180,784)	Brown Brothers Harriman & Co.	6/19/18	(4,598)
USD	120,908	MXN	(2,295,085)	Goldman Sachs International	5/16/18	(4,421)
EUR	32,344	USD	(40,209)	JPMorgan Chase Bank NA	4/30/18	(336)
JPY	26,236,000	USD	(246,654)	JPMorgan Chase Bank NA	5/31/18	587
NOK	574,704	EUR	(59,493)	JPMorgan Chase Bank NA	5/02/18	42
SEK	4,682,433	EUR	(466,736)	JPMorgan Chase Bank NA	5/02/18	(13,549)
SEK	914,661	USD	(112,695)	JPMorgan Chase Bank NA	6/19/18	(2,519)
USD	540,571	EUR	(437,109)	JPMorgan Chase Bank NA	4/30/18	1,718
USD	244,951	INR	(15,744,451)	JPMorgan Chase Bank NA	4/27/18	3,852
BRL	371,000	USD	(116,502)	State Street Bank & Trust Co.	4/30/18	(4,141)
EUR	39,000	USD	(47,701)	State Street Bank & Trust Co.	4/30/18	377
NOK	1,985,339	USD	(254,336)	State Street Bank & Trust Co.	4/30/18	(812)
SEK	3,728,000	USD	(459,306)	State Street Bank & Trust Co.	4/30/18	(11,996)
USD	95,939	IDR	(1,288,671,550)	State Street Bank & Trust Co.	4/30/18	2,516
USD	232,040	KRW	(247,517,000)	State Street Bank & Trust Co.	4/23/18	(1,148)
USD	661,995	NZD	(909,396)	State Street Bank & Trust Co.	4/03/18	4,638
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$(29,310)

FUTURES CONTRACTS

FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
21	U.S. 2 Year Note (CBT)	06/29/18	$4,463,125	$4,464,797	$1,672

Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized (Depreciation)
39	Euro-Bobl	06/07/18	$6,258,282	$6,298,110	$(39,828)
3	Euro-Bund	06/07/18	579,481	588,488	(9,007)
9	U.S. 5 Year Note (CBT)	06/29/18	1,027,265	1,030,148	(2,883)
26	U.S. 10 Year Note (CBT)	06/20/18	3,136,215	3,149,656	(13,441)
15	U.S. 10 Year Ultra	06/20/18	1,922,579	1,947,891	(25,312)
2	U.S. Ultra Bond (CBT)	06/20/18	320,831	320,938	(107)
			$13,244,653	$13,335,231	$(90,578)
TOTAL FUTURES CONTRACTS			$(8,781,528)	$(8,870,434)	$(88,906)

SWAP CONTRACTS

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACT - BUY PROTECTION
Notional Amount ($)(1)	Obligation Reference/ Index	Pay/Receive(2)		Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized Appreciation	Market Value
1,233,665	Markit CDX North America High Yield Index Series 29	Receive		5.00%	12/20/22	$(88,423)	$6,116	$(82,307)

OVER THE COUNTER (OTC) CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION
Notional Amount ($)(1)	Counterparty	Obligation Reference/Index	Pay/ Receive(3)	Annual Fixed Rate	Expiration Date	Premiums Received	Unrealized Appreciation	Market Value
75,000	Morgan Stanley	Diamond Offshore Drilling, Inc.	Pay	1.00%	12/20/19	$(2,810)	$3,430	$620
29,000	JPMorgan Chase Bank NA	Simon Property Group LP	Pay	1.00%	6/20/22	(82)	642	560
41,000	JPMorgan Chase Bank NA	Simon Property Group LP	Pay	1.00%	6/20/22	(135)	928	793
						$(3,027)	$5,000	$1,973
TOTAL SWAP CONTRACTS						$(91,450)	$11,116	$(80,334)

(1)		The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)		Receives Quarterly.
(3)		Pays Quarterly.

Principal amounts are denominated in U.S. dollars unless otherwise noted.

ARS	-	Argentine Peso
BRL	-	Brazilian Real
EUR	-	Euro
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
USD	-	United States Dollar
UYU	-	Uruguayan Peso

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of March 31, 2018, in valuing the Portfolio's investments.

	Level 1	Level 2	Level 3	Total
Convertible Corporate Bonds	$–	$146,179	$–	$146,179
Preferred Stock	13,821	–	–	13,821
Convertible Preferred Stocks	514,612	–	–	514,612
Common Stocks	368	–	–	368
Asset Backed Securities	–	742,511	–	742,511
Collateralized Mortgage Obligations	–	7,118,037	–	7,118,037
Corporate Bonds
Reinsurance	–	338,843	34,672	373,515
All Other Corporate Bonds	–	17,333,437	–	17,333,437
U.S. Government and Agency Obligations	–	12,051,708	–	12,051,708
Foreign Government Bonds	–	1,393,243	–	1,393,243
Municipal Bonds	–	804,762	–	804,762
Senior Secured Floating Rate Loan Interests	–	2,832,553	–	2,832,553
Over The Counter (OTC) Call Options Purchased	–	– *	–	– *
Currency Put Option Purchased	–	1,785	–	1,785
Closed-End Fund		891,963		891,963
Total Investments in Securities	$528,801	$43,655,021	$34,672	$44,218,494
Other Financial Instruments
Currency Put Option Written	$–	$(669)	$–	$(669)
Unrealized depreciation on forward foreign currency contracts	–	(29,310)	–	(29,310)
Unrealized depreciation on futures contracts	(88,906)	–	–	(88,906)
Swap contracts, at value	–	(80,334)	–	(80,334)
Total Other Financial Instruments	$(88,906)	$(110,313)	$–	$(199,219)

* Securities valued at $0.00

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

Corporate Bonds
Balance as of 12/31/2017	$35,408
Realized gain (loss)	--
Changed in unrealized appreciation	(736)
Accrued discounts/premiums	--
Purchases	--
Sales	--
Transfers in to Level 3*	--
Transfers out of Level 3*	--
Balance as of 03/31/18	$34,672

* Transfers are calculated on the beginning of period values. During the three months ended March 31, 2018, there were no transfers between Levels 1, 2 and 3.

Net change in unrealized depreciation of Level 3 investments still held and considered Level 3 at March 31, 2018: $(736).

PIONEER VARIABLE CONTRACTS TRUST

Pioneer High Yield VCT Portfolio — Class I and II Shares

NQ REPORT

March 31, 2018

Please refer to your contract prospectus to determine the applicable share class offered under your contract.

Schedule of Investments  |  3/31/18 (unaudited)

	Principal
	Amount
	USD ($)		Value
		UNNAFFILIATED ISSUERS – 95.7%
		CONVERTIBLE CORPORATE BONDS - 7.5% of Net Assets
		CAPITAL GOODS - 0.2%
		Construction & Engineering - 0.2%
	78,000	Dycom Industries, Inc., 0.75%, 9/15/21	$98,728
		Total Capital Goods	$98,728
		CONSUMER DURABLES & APPAREL - 0.4%
		Homebuilding - 0.4%
	200,000	KB Home, 1.375%, 2/1/19	$226,375
		Total Consumer Durables & Apparel	$226,375
		CONSUMER SERVICES - 0.1%
		Specialized Consumer Services - 0.1%
	100,000	Ascent Capital Group, Inc., 4.0%, 7/15/20	$74,437
		Total Consumer Services	$74,437
		ENERGY - 0.5%
		Oil & Gas Equipment & Services - 0.2%
	85,000	SEACOR Holdings, Inc., 3.0%, 11/15/28	$82,134
		Oil & Gas Exploration & Production - 0.3%
	150,000	Whiting Petroleum Corp., 1.25%, 4/1/20	$141,186
		Total Energy	$223,320
		HEALTH CARE EQUIPMENT & SERVICES - 1.2%
		Health Care Equipment - 1.1%
	85,000	Endologix, Inc., 2.25%, 12/15/18	$81,387
	135,000	Endologix, Inc., 3.25%, 11/1/20	116,100
	100,000	NuVasive, Inc., 2.25%, 3/15/21	109,844
	295,000	Wright Medical Group, Inc., 2.0%, 2/15/20	292,418
			$599,749
		Health Care Supplies - 0.1%
	45,000	Quidel Corp., 3.25%, 12/15/20	$77,837
		Total Health Care Equipment & Services	$677,586
		MEDIA - 0.3%
		Cable & Satellite - 0.3%
	178,000	DISH Network Corp., 2.375%, 3/15/24	$157,404
		Total Media	$157,404
		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.6%
		Biotechnology - 1.6%
	220,000	Alder Biopharmaceuticals, Inc., 2.5%, 2/1/25	$202,236
	108,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/1/24	101,385
	215,000	Innoviva, Inc., 2.125%, 1/15/23	230,138
	89,000	Insmed, Inc., 1.75%, 1/15/25	78,250
	115,000	Medicines Co., 2.5%, 1/15/22	132,274
	95,000	Medicines Co., 2.75%, 7/15/23	91,212
			$835,495
		Total Pharmaceuticals, Biotechnology & Life Sciences	$835,495
		RETAILING - 0.3%
		Internet Media - 0.3%
	70,000	Ctrip.com International, Ltd., 1.25%, 9/15/22	$72,715
	85,000	Zillow Group, Inc., 2.0%, 12/1/21	102,734
		Total Retailing	$175,449
		SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.1%
		Semiconductors - 1.1%
	100,000	Microchip Technology, Inc., 1.625%, 2/15/27	$118,222
	110,000	ON Semiconductor Corp., 1.0%, 12/1/20	156,990
	145,000	ON Semiconductor Corp., 1.625%, 10/15/23 (144A)	198,397
	50,000	Silicon Laboratories, Inc., 1.375%, 3/1/22	57,750
	65,000	Synaptics, Inc., 0.5%, 6/15/22 (144A)	61,303
		Total Semiconductors & Semiconductor Equipment	$592,662
		SOFTWARE & SERVICES - 1.1%
		Application Software - 0.5%
	50,000	Citrix Systems, Inc., 0.5%, 4/15/19	$65,820
	100,000	Nuance Communications, Inc., 1.0%, 12/15/35	94,850
	125,000	Synchronoss Technologies, Inc., 0.75%, 8/15/19	117,829
			$278,499
		Data Processing & Outsourced Services - 0.3%
	190,000	Cardtronics, Inc., 1.0%, 12/1/20	$176,481
		Internet Software & Services - 0.1%
	65,000(a)	Akamai Technologies, Inc. 2/15/19	$66,664
	Principal
	Amount
	USD ($)		Value
		Systems Software - 0.2%
	30,000	FireEye, Inc., 1.0%, 6/1/35	$28,453
	30,000	FireEye, Inc., 1.625%, 6/1/35	27,989
			$56,442
		Total Software & Services	$578,086
		TECHNOLOGY HARDWARE & EQUIPMENT - 0.5%
		Communications Equipment - 0.5%
	290,000	Finisar Corp., 0.5%, 12/15/33	$284,928
		Total Technology Hardware & Equipment	$284,928
		TRANSPORTATION - 0.2%
		Air Freight & Logistics - 0.2%
	39,000	Air Transport Services Group, Inc., 1.125%, 10/15/24 (144A)	$39,200
	65,000	Macquarie Infrastructure Corp., 2.0%, 10/1/23	57,688
		Total Transportation	$96,888
		TOTAL CONVERTIBLE CORPORATE BONDS
		(Cost $3,857,658)	$4,021,358
	Shares		Value
		PREFERRED STOCKS - 0.1% of Net Assets
		BANKS - 0.1%
		Diversified Banks - 0.1%
	2,821(b)	GMAC Capital Trust I, 7.624% (3 Month USD LIBOR + 579 bps), 2/15/40	$73,290
		Total Diversified Financials	$73,290
		TOTAL PREFERRED STOCKS
		(Cost $66,924)	$73,290
		CONVERTIBLE PREFERRED STOCKS - 0.9% of Net Assets
		BANKS - 0.9%
		Diversified Banks - 0.9%
	225(c)	Bank of America Corp., 7.25%	$290,126
	155(c)	Wells Fargo & Co., 7.5%	199,950
		Total Banks	$490,076
		HEALTH CARE EQUIPMENT & SERVICES - 0.0%†
		Health Care Services - 0.0%†
	28^(d)	BioScrip, Inc.	$2,520
		Total Health Care Equipment & Services	$2,520
		TOTAL CONVERTIBLE PREFERRED STOCKS
		(Cost $481,460)	$492,596
		COMMON STOCKS - 3.0% of Net Assets
		AUTOMOBILES & COMPONENTS - 0.2%
		Automobile Manufacturers - 0.2%
	8,554	Ford Motor Co.	$94,778
		Total Automobiles & Components	$94,778
		CONSUMER SERVICES - 0.2%
		Restaurants - 0.2%
	2,303	Starbucks Corp.	$133,321
		Total Consumer Services	$133,321
		DIVERSIFIED FINANCIALS - 0.3%
		Consumer Finance - 0.3%
	1,402	Capital One Financial Corp.	$134,340
		Total Diversified Financials	$134,340
		ENERGY - 0.0%†
		Oil & Gas Exploration & Production - 0.0%†
	43	SilverBow Resources, Inc.	$1,251
		Total Energy	$1,251
		HEALTH CARE EQUIPMENT & SERVICES - 0.8%
		Health Care Services - 0.1%
	9,932(d)	BioScrip, Inc.	$24,433
		Managed Health Care - 0.7%
	1,506	Aetna, Inc.	$254,514
	833	Cigna Corp.	139,727
			$394,241
		Total Health Care Equipment & Services	$418,674
		MATERIALS - 0.1%
		Commodity Chemicals - 0.1%
	545	LyondellBasell Industries NV, Class A	$57,596
		Total Materials	$57,596
		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.4%
		Biotechnology - 0.2%
	2,559(d)	Emergent BioSolutions, Inc.	$134,731
		Pharmaceuticals - 0.2%
	264	Allergan Plc	$44,428
	Shares		Value
		Pharmaceuticals – (continued)
	1,180(d)	Mylan NV	$48,581
			$93,009
		Total Pharmaceuticals, Biotechnology & Life Sciences	$227,740
		REAL ESTATE - 0.6%
		Diversified REIT - 0.6%
	16,675	Forest City Realty Trust, Inc., Class A	$337,836
		Total Real Estate	$337,836
		TECHNOLOGY HARDWARE & EQUIPMENT - 0.2%
		Technology Hardware, Storage & Peripherals - 0.2%
	4,098(d)	NCR Corp.	$129,169
		Total Technology Hardware & Equipment	$129,169
		TRANSPORTATION - 0.2%
		Diversified Capital Markets - 0.2%
	1,195(d)	United Continental Holdings, Inc.	$83,017
		Total Transportation	$83,017
		TOTAL COMMON STOCKS
		(Cost $982,016)	$1,617,722
	Principal
	Amount
	USD ($)		Value
		COLLATERALIZED MORTGAGE OBLIGATIONS - 0.4% of Net Assets
		BANKS - 0.4%
		Thrifts & Mortgage Finance - 0.4%
	23,426	Global Mortgage Securitization, Ltd., Series 2005-A, Class B3, 5.25%, 4/25/32 (144A)	$3,460
	66,515(b)	Morgan Stanley Capital I Trust, Series 2007-T25, Class AJ, 5.574%, 11/12/49	67,097
	50,000(b)	Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class B, 5.865%, 7/15/45	49,894
	100,000(b)	Wells Fargo Commercial Mortgage Trust, Series 2014-LC18, Class D, 3.957%, 12/15/47 (144A)	83,887
		Total Banks	$204,338
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
		(Cost $222,490)	$204,338
		CORPORATE BONDS - 74.9% of Net Assets
		AUTOMOBILES & COMPONENTS - 1.4%
		Auto Parts & Equipment - 1.1%
	140,000	American Axle & Manufacturing, Inc., 6.25%, 3/15/26	$138,908
	135,000	Cooper-Standard Automotive, Inc., 5.625%, 11/15/26 (144A)	134,662
	107,000	International Automotive Components Group SA, 9.125%, 6/1/18 (144A)	101,249
	200,000	Nexteer Automotive Group, Ltd., 5.875%, 11/15/21 (144A)	206,000
			$580,819
		Automobile Manufacturers - 0.3%
	75,000	Dana Financing Luxembourg S.a.r.l., 5.75%, 4/15/25 (144A)	$76,406
	108,000	TI Group Automotive Systems LLC, 8.75%, 7/15/23 (144A)	113,400
			$189,806
		Total Automobiles & Components	$770,625
		BANKS - 1.1%
		Diversified Banks - 0.7%
	325,000(b)(c)	Royal Bank of Scotland Group Plc, 8.0% (5 Year USD Swap Rate + 572 bps)	$356,281
		Thrifts & Mortgage Finance - 0.4%
	237,000	Provident Funding Associates LP / PFG Finance Corp., 6.375%, 6/15/25 (144A)	$237,889
		Total Banks	$594,170
		CAPITAL GOODS - 3.9%
		Aerospace & Defense - 0.4%
	140,000	Engility Corp., 8.875%, 9/1/24	$145,558
	50,000	Kratos Defense & Security Solutions, Inc., 6.5%, 11/30/25 (144A)	51,750
			$197,308
		Agricultural & Farm Machinery - 0.3%
	145,000	Titan International, Inc., 6.5%, 11/30/23 (144A)	$149,350
		Building Products - 1.3%
	45,000	American Woodmark Corp., 4.875%, 3/15/26 (144A)	$43,931
	300,000	Amsted Industries, Inc., 5.0%, 3/15/22 (144A)	300,750
	125,000	Amsted Industries, Inc., 5.375%, 9/15/24 (144A)	125,000
	110,000	Griffon Corp., 5.25%, 3/1/22	110,446
	106,000	USG Corp., 4.875%, 6/1/27 (144A)	107,060
			$687,187
		Construction & Engineering - 0.8%
	225,000	AECOM, 5.875%, 10/15/24	$235,406
	210,000	MasTec, Inc., 4.875%, 3/15/23	207,900
			$443,306
		Industrial Conglomerates - 0.2%
	85,000	Park-Ohio Industries, Inc., 6.625%, 4/15/27	$87,975
			$213,400
		Industrial Machinery - 0.2%
	50,000	EnPro Industries, Inc., 5.875%, 9/15/22	$51,688
	Principal
	Amount
	USD ($)		Value
		Industrial Machinery – (continued)
	70,000	RBS Global, Inc. / Rexnord LLC, 4.875%, 12/15/25 (144A)	$67,900
			$119,588
		Trading Companies & Distributors - 0.7%
	25,000	H&E Equipment Services, Inc., 5.625%, 9/1/25	$25,219
	18,000	United Rentals North America, Inc., 4.625%, 10/15/25	17,505
	18,000	United Rentals North America, Inc., 4.875%, 1/15/28	17,370
	330,000	United Rentals North America, Inc., 5.75%, 11/15/24	343,546
			$403,640
		Total Capital Goods	$2,088,354
		COMMERCIAL & PROFESSIONAL SERVICES - 1.8%
		Commercial Printing - 0.5%
	250,000	Cimpress NV, 7.0%, 4/1/22 (144A)	$260,625
		Diversified Support Services - 0.4%
	145,000	APTIM Corp., 7.75%, 6/15/25 (144A)	$125,425
	90,000	Garda World Security Corp., 8.75%, 5/15/25 (144A)	94,275
			$219,700
		Environmental & Facilities Services - 0.5%
	180,000	GFL Environmental, Inc., 5.375%, 3/1/23 (144A)	$176,850
	70,000	Waste Pro USA, Inc., 5.5%, 2/15/26 (144A)	69,125
			$245,975
		Security & Alarm Services - 0.4%
	260,000	Brink's Co., 4.625%, 10/15/27 (144A)	$241,150
		Total Commercial & Professional Services	$967,450
		CONSUMER DURABLES & APPAREL - 5.0%
		Home Furnishings - 0.5%
	250,000	Tempur Sealy International, Inc., 5.5%, 6/15/26	$240,625
		Homebuilding - 4.0%
	125,000	Beazer Homes USA, Inc., 5.875%, 10/15/27	$115,781
	385,000	Beazer Homes USA, Inc., 6.75%, 3/15/25	381,150
	190,000	KB Home, 7.5%, 9/15/22	208,525
	175,000	Lennar Corp., 4.5%, 6/15/19	175,656
	125,000	Lennar Corp., 4.75%, 11/15/22	125,781
	125,000	Lennar Corp., 4.75%, 11/29/27 (144A)	119,688
	105,000	Lennar Corp., 5.375%, 10/1/22 (144A)	107,888
	180,000	MDC Holdings, Inc., 5.5%, 1/15/24	182,700
	130,000	Meritage Homes Corp., 5.125%, 6/6/27	122,850
	200,000	Meritage Homes Corp., 6.0%, 6/1/25 (144A)	205,030
	295,000	Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc., 5.875%, 4/15/23 (144A)	304,499
	110,000	TRI Pointe Group, Inc., 5.25%, 6/1/27	103,400
			$2,152,948
		Textiles - 0.5%
	280,000	Springs Industries, Inc., 6.25%, 6/1/21	$283,850
		Total Consumer Durables & Apparel	$2,677,423
		CONSUMER SERVICES - 3.0%
		Casinos & Gaming - 1.0%
	175,000	Eldorado Resorts, Inc., 6.0%, 4/1/25	$177,625
	20,367(e)(f)	Mashantucket Western Pequot Tribe, 6.5%, 7/1/36 (1.0% cash, 5.50% PIK)	306
	100,000	Scientific Games International, Inc., 5.0%, 10/15/25 (144A)	97,250
	218,000	Scientific Games International, Inc., 10.0%, 12/1/22	234,759
			$509,940
		Hotels, Resorts & Cruise Lines - 1.1%
	95,000	Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc., 6.125%, 12/1/24	$100,937
	75,000	Silversea Cruise Finance, Ltd., 7.25%, 2/1/25 (144A)	79,313
	438,000	Viking Cruises, Ltd., 5.875%, 9/15/27 (144A)	415,005
			$595,255
		Restaurants - 0.2%
	135,000	Golden Nugget, Inc.(aka Landry’s Inc.), 8.75%, 10/1/25 (144A)	$140,062
		Specialized Consumer Services - 0.7%
	200,000	Ashtead Capital, Inc., 4.125%, 8/15/25 (144A)	$192,000
	80,000	Service Corp. International, 4.625%, 12/15/27	77,200
	130,000	StoneMor Partners LP / Cornerstone Family Services WV, 7.875%, 6/1/21	128,375
			$397,575
		Total Consumer Services	$1,642,832
		DIVERSIFIED FINANCIALS - 3.7%
		Consumer Finance - 0.7%
	200,000	Ally Financial, Inc., 4.625%, 5/19/22	$203,000
	190,000	Ally Financial, Inc., 4.625%, 3/30/25	187,625
			$390,625
	Principal
	Amount
	USD ($)		Value
		Diversified Capital Markets - 1.8%
	200,000(b)(c)	Credit Suisse Group AG, 7.125% (5 Year USD Swap Rate + 511 bps)	$209,000
	325,000	Freedom Mortgage Corp., 8.125%, 11/15/24 (144A)	333,125
	175,000	Oxford Finance LLC / Oxford Finance Co-Issuer II, Inc., 6.375%, 12/15/22 (144A)	178,937
	200,000(b)(c)	UBS Group AG, 7.125% (5 Year USD Swap Rate + 588 bps)	210,624
			$931,686
		Other Diversified Financial Services - 0.7%
	395,000	Nationstar Mortgage LLC / Nationstar Capital Corp., 6.5%, 7/1/21	$400,925
		Specialized Finance - 0.5%
	200,000	Fly Leasing, Ltd., 6.375%, 10/15/21	$207,750
	40,000	Park Aerospace Holdings, Ltd., 5.25%, 8/15/22 (144A)	39,188
			$246,938
		Total Diversified Financials	$1,970,174
		ENERGY - 15.6%
		Oil & Gas Drilling - 1.1%
	45,000	Ensco Plc, 7.75%, 2/1/26	$41,288
	110,000	Precision Drilling Corp., 7.125%, 1/15/26 (144A)	108,900
	50,000	Rowan Cos., Inc., 4.75%, 1/15/24	41,625
	183,000	Rowan Cos., Inc., 5.4%, 12/1/42	128,100
	15,000	Rowan Cos., Inc., 5.85%, 1/15/44	10,650
	100,000	Shelf Drilling Holdings, Ltd., 8.25%, 2/15/25 (144A)	100,250
	150,000	Trinidad Drilling, Ltd., 6.625%, 2/15/25 (144A)	139,875
			$570,688
		Oil & Gas Equipment & Services - 1.3%
	115,000	Archrock Partners LP / Archrock Partners Finance Corp., 6.0%, 4/1/21	$115,144
	156,000	Archrock Partners LP / Archrock Partners Finance Corp., 6.0%, 10/1/22	154,830
	93,000	Calfrac Holdings LP, 7.5%, 12/1/20 (144A)	91,489
	125,000	FTS International, Inc., 6.25%, 5/1/22	125,312
	165,000	McDermott International, Inc., 8.0%, 5/1/21 (144A)	168,506
	50,000	SESI LLC, 7.75%, 9/15/24 (144A)	51,750
			$707,031
		Oil & Gas Exploration & Production - 6.6%
	100,000	Alta Mesa Holdings LP / Alta Mesa Finance Services Corp., 7.875%, 12/15/24	$104,125
	123,000	Antero Resources Corp., 5.0%, 3/1/25	123,307
	70,000	Centennial Resource Production LLC, 5.375%, 1/15/26 (144A)	68,687
	47,000	Chesapeake Energy Corp., 8.0%, 12/15/22 (144A)	49,761
	69,000	Cobalt International Energy, Inc., 10.75%, 12/1/21	75,383
	125,000	Concho Resources, Inc., 4.375%, 1/15/25	126,633
	148,000	Covey Park Energy LLC / Covey Park Finance Corp., 7.5%, 5/15/25 (144A)	146,520
	100,000	Endeavor Energy Resources LP / EER Finance, Inc., 5.5%, 1/30/26 (144A)	99,500
	65,000	Endeavor Energy Resources LP / EER Finance, Inc., 5.75%, 1/30/28 (144A)	64,756
	100,000	Extraction Oil & Gas, Inc., 7.375%, 5/15/24 (144A)	104,500
	140,000	Great Western Petroleum LLC / Great Western Finance Corp., 9.0%, 9/30/21 (144A)	143,500
	170,000	Gulfport Energy Corp., 6.0%, 10/15/24	161,288
	55,000	Gulfport Energy Corp., 6.375%, 5/15/25	52,663
	15,000	Gulfport Energy Corp., 6.625%, 5/1/23	15,150
	85,000	Halcon Resources Corp., 6.75%, 2/15/25 (144A)	82,981
	18,000	Halcon Resources Corp., 6.75%, 2/15/25	17,685
	135,000	Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 10/1/25 (144A)	133,650
	192,000	Indigo Natural Resources LLC, 6.875%, 2/15/26 (144A)	180,960
	50,000	MEG Energy Corp., 6.5%, 1/15/25 (144A)	48,500
	138,000	MEG Energy Corp., 7.0%, 3/31/24 (144A)	113,850
	40,000	Newfield Exploration Co., 5.625%, 7/1/24	42,200
	260,000	Oasis Petroleum, Inc., 6.875%, 3/15/22	263,702
	30,000	Parsley Energy LLC / Parsley Finance Corp., 5.25%, 8/15/25 (144A)	29,738
	135,000	Parsley Energy LLC / Parsley Finance Corp., 5.375%, 1/15/25 (144A)	134,663
	20,000	Parsley Energy LLC / Parsley Finance Corp., 5.625%, 10/15/27 (144A)	20,000
	20,000	Parsley Energy LLC / Parsley Finance Corp., 6.25%, 6/1/24 (144A)	20,725
	125,000	QEP Resources, Inc., 5.625%, 3/1/26	118,125
	100,000	Range Resources Corp., 5.0%, 3/15/23	95,880
	290,000	Sanchez Energy Corp., 6.125%, 1/15/23	211,519
	55,000	Sanchez Energy Corp., 7.25%, 2/15/23 (144A)	55,275
	175,000	SM Energy Co., 6.75%, 9/15/26	173,250
	80,000	SRC Energy, Inc., 6.25%, 12/1/25 (144A)	80,200
	200,000	Whiting Petroleum Corp., 5.75%, 3/15/21	201,996
	120,000	WPX Energy, Inc., 5.25%, 9/15/24	118,200
	67,000	WPX Energy, Inc., 7.5%, 8/1/20	71,690
			$3,550,562
		Oil & Gas Refining & Marketing - 1.7%
	235,000	Andeavor, 5.375%, 10/1/22	$240,875
	375,000	Calumet Specialty Products Partners LP / Calumet Finance Corp., 6.5%, 4/15/21	363,750
	40,000	EnLink Midstream Partners LP, 5.05%, 4/1/45	37,194
	116,000	EnLink Midstream Partners LP, 5.6%, 4/1/44	115,928
	Principal
	Amount
	USD ($)		Value
		Oil & Gas Refining & Marketing – (continued)
	40,000	Murphy Oil USA, Inc., 5.625%, 5/1/27	$40,100
	115,000	PBF Holding Co., LLC / PBF Finance Corp., 7.0%, 11/15/23	119,025
			$916,872
		Oil & Gas Storage & Transportation - 4.9%
	110,000	Andeavor Logistics LP / Tesoro Logistics Finance Corp., 5.25%, 1/15/25	$111,832
	185,000	Blue Racer Midstream LLC / Blue Racer Finance Corp., 6.125%, 11/15/22 (144A)	188,237
	113,000	Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/27	112,152
	280,000	Cheniere Corpus Christi Holdings LLC, 5.875%, 3/31/25	292,950
	165,000	Delek Logistics Partners LP, 6.75%, 5/15/25 (144A)	166,650
	65,000	Energy Transfer Equity LP, 4.25%, 3/15/23	63,050
	170,000	Energy Transfer Equity LP, 5.875%, 1/15/24	175,525
	90,000	Genesis Energy LP / Genesis Energy Finance Corp., 6.25%, 5/15/26	85,725
	138,000	Genesis Energy LP / Genesis Energy Finance Corp., 6.5%, 10/1/25	135,240
	70,000	Genesis Energy LP / Genesis Energy Finance Corp., 6.75%, 8/1/22	71,837
	150,000	Global Partners LP / GLP Finance Corp., 7.0%, 6/15/23	151,125
	242,000	Hess Infrastructure Partners LP / Hess Infrastructure Partners Finance Corp., 5.625%, 2/15/26 (144A)	237,765
	65,000	NuStar Logistics LP, 5.625%, 4/28/27	63,050
	135,000	PBF Logistics LP / PBF Logistics Finance Corp., 6.875%, 5/15/23 (144A)	136,687
	80,000	Sunoco LP / Sunoco Finance Corp., 4.875%, 1/15/23 (144A)	77,100
	125,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.125%, 11/15/19	125,313
	75,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.0%, 1/15/28 (144A)	71,531
	135,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.25%, 5/1/23	136,013
	65,000	TransMontaigne Partners LP / TLP Finance Corp., 6.125%, 2/15/26	65,163
	95,000	Williams Cos., Inc., 4.55%, 6/24/24	95,662
	95,000	Williams Cos., Inc., 5.75%, 6/24/44	100,463
			$2,663,070
		Total Energy	$8,408,223
		FOOD & STAPLES RETAILING - 0.9%
		Food Retail - 0.9%
	140,000	C&S Group Enterprises LLC, 5.375%, 7/15/22 (144A)	$131,932
	165,000	Darling Ingredients, Inc., 5.375%, 1/15/22	167,887
	200,000	Ingles Markets, Inc., 5.75%, 6/15/23	199,940
		Total Food & Staples Retailing	$499,759
		FOOD, BEVERAGE & TOBACCO - 1.5%
		Packaged Foods & Meats - 1.2%
	70,000	Aramark Services, Inc., 5.0%, 2/1/28 (144A)	$68,513
	162,000	JBS USA LUX SA / JBS USA Finance, Inc., 6.75%, 2/15/28 (144A)	155,520
	45,000	Lamb Weston Holdings, Inc., 4.625%, 11/1/24 (144A)	44,606
	45,000	Lamb Weston Holdings, Inc., 4.875%, 11/1/26 (144A)	44,606
	52,000	Pilgrim's Pride Corp., 5.875%, 9/30/27 (144A)	49,000
	45,000	Post Holdings, Inc., 5.0%, 8/15/26 (144A)	42,750
	215,000	Post Holdings, Inc., 5.625%, 1/15/28 (144A)	205,325
			$610,320
		Tobacco - 0.3%
	22,000	Alliance One International, Inc., 8.5%, 4/15/21 (144A)	$22,935
	155,000	Alliance One International, Inc., 9.875%, 7/15/21	150,350
			$173,285
		Total Food, Beverage & Tobacco	$783,605
		HEALTH CARE EQUIPMENT & SERVICES - 5.2%
		Health Care Equipment - 0.1%
	63,000	Avantor, Inc., 6.0%, 10/1/24 (144A)	$62,685
		Health Care Facilities - 2.6%
	50,000	CHS/Community Health Systems, Inc., 6.25%, 3/31/23	$46,062
	25,000	CHS/Community Health Systems, Inc., 6.875%, 2/1/22	14,469
	330,000	CHS/Community Health Systems, Inc., 7.125%, 7/15/20	268,950
	400,000	HCA, Inc., 5.25%, 6/15/26	405,200
	355,000	Kindred Healthcare, Inc., 6.375%, 4/15/22	356,775
	290,000	RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/1/23 (144A)	301,600
			$1,393,056
		Health Care Services - 0.7%
	80,000	BioScrip, Inc., 8.875%, 2/15/21	$75,400
	70,000	Charles River Laboratories International, Inc., 5.5%, 4/1/26 (144A)	70,963
	190,000	Team Health Holdings, Inc., 6.375%, 2/1/25 (144A)	162,944
	63,000	Universal Hospital Services, Inc., 7.625%, 8/15/20	63,473
			$372,780
		Health Care Technology - 0.4%
	215,000	Quintiles IMS, Inc., 5.0%, 10/15/26 (144A)	$214,217
		Managed Health Care - 1.4%
	180,000	Centene Corp., 4.75%, 5/15/22	$182,250
	70,000	Centene Corp., 4.75%, 1/15/25	68,250
	200,000	Molina Healthcare, Inc., 5.375%, 11/15/22	197,500
	Principal
	Amount
	USD ($)		Value
		Managed Health Care – (continued)
	305,000	WellCare Health Plans, Inc., 5.25%, 4/1/25	$306,144
			$754,144
		Total Health Care Equipment & Services	$2,796,882
		INSURANCE - 0.1%
		Reinsurance - 0.1%
	80,000+(g)(h)	Lorenz Re 2016, Variable Rate Notes, 3/31/19	$1,088
	50,000+(g)(h)	Lorenz Re 2017, Variable Rate Notes, 3/31/20	42,660
		Total Insurance	$43,748
		MATERIALS - 6.4%
		Chemicals - 0.1%
	70,000	CVR Partners LP / CVR Nitrogen Finance Corp., 9.25%, 6/15/23 (144A)	$74,529
		Commodity Chemicals - 0.8%
	95,000	Evolution Escrow Issuer LLC, 7.5%, 3/15/22 (144A)	$98,619
	176,000	NOVA Chemicals Corp., 4.875%, 6/1/24 (144A)	168,520
	90,000	Olin Corp., 5.0%, 2/1/30	86,175
	50,000	Valvoline, Inc., 4.375%, 8/15/25	48,563
			$401,877
		Containers & Packaging - 2.0%
	102,000	Ball Corp., 5.25%, 7/1/25	$105,060
	200,000	Coveris Holdings SA, 7.875%, 11/1/19 (144A)	200,500
	515,000	Crown Cork & Seal Co., Inc., 7.375%, 12/15/26	574,225
	175,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.0%, 7/15/24 (144A)	183,203
			$1,062,988
		Copper - 0.2%
	130,000	Freeport-McMoRan, Inc., 3.55%, 3/1/22	$125,775
		Diversified Chemicals - 0.6%
	250,000	CF Industries, Inc., 3.45%, 6/1/23	$240,000
	60,000	Hexion US Finance Corp., 6.625%, 4/15/20	55,950
			$295,950
		Diversified Metals & Mining - 0.2%
	50,000	Hudbay Minerals, Inc., 7.25%, 1/15/23 (144A)	$51,875
	50,000	Hudbay Minerals, Inc., 7.625%, 1/15/25 (144A)	52,813
			$104,688
		Paper Packaging - 0.1%
	65,000	Plastipak Holdings, Inc., 6.25%, 10/15/25 (144A)	$64,838
		Silver - 0.5%
	250,000	Coeur Mining, Inc., 5.875%, 6/1/24	$248,750
		Specialty Chemicals - 1.4%
	150,000	A Schulman, Inc., 6.875%, 6/1/23	$158,250
	150,000	GCP Applied Technologies, Inc., 5.5%, 4/15/26 (144A)	149,625
	111,000	Ingevity Corp., 4.5%, 2/1/26 (144A)	106,837
	250,000	Kraton Polymers LLC / Kraton Polymers Capital Corp., 7.0%, 4/15/25 (144A)	258,750
	80,000	Kraton Polymers LLC / Kraton Polymers Capital Corp., 10.5%, 4/15/23 (144A)	88,800
			$762,262
		Steel - 0.5%
	75,000	Commercial Metals Co., 5.375%, 7/15/27	$73,875
	65,000	SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp., 7.5%, 6/15/25 (144A)	66,950
	140,000	United States Steel Corp., 6.25%, 3/15/26	139,650
			$280,475
		Total Materials	$3,422,132
		MEDIA - 6.1%
		Advertising - 0.2%
	125,000	MDC Partners, Inc., 6.5%, 5/1/24 (144A)	$121,563
		Broadcasting - 2.4%
	515,000	CCO Holdings LLC / CCO Holdings Capital Corp., 5.5%, 5/1/26 (144A)	$504,056
	200,000	CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, 2/15/26 (144A)	199,002
	200,000	CSC Holdings LLC, 5.375%, 2/1/28 (144A)	188,918
	110,000	Gray Television, Inc., 5.125%, 10/15/24 (144A)	106,425
	133,000	Gray Television, Inc., 5.875%, 7/15/26 (144A)	129,342
	145,000	Nexstar Broadcasting, Inc., 5.625%, 8/1/24 (144A)	142,057
			$1,269,800
		Cable & Satellite - 2.7%
	200,000	Altice Financing SA, 6.625%, 2/15/23 (144A)	$198,000
	200,000	Altice US Finance I Corp., 5.375%, 7/15/23 (144A)	202,600
	200,000	CSC Holdings LLC, 5.5%, 4/15/27 (144A)	191,500
	250,000	Hughes Satellite Systems Corp., 5.25%, 8/1/26	245,000
	135,000	Sirius XM Radio, Inc., 5.0%, 8/1/27 (144A)	126,900
	104,000	Sirius XM Radio, Inc., 5.375%, 7/15/26 (144A)	102,700
	375,000	Videotron, Ltd., 5.375%, 6/15/24 (144A)	387,187
			$1,453,887
	Principal
	Amount
	USD ($)		Value
		Movies & Entertainment - 0.8%
	120,000	Cinemark USA, Inc., 4.875%, 6/1/23	$118,476
	180,000	Regal Entertainment Group, 5.75%, 2/1/25	185,175
	150,000	VOC Escrow, Ltd., 5.0%, 2/15/28 (144A)	142,500
			$446,151
		Total Media	$3,291,401
		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 2.6%
		Pharmaceuticals - 2.6%
	140,000	Endo Finance LLC / Endo Finco, Inc., 5.375%, 1/15/23 (144A)	$106,050
	130,000	Endo Finance LLC, 5.75%, 1/15/22 (144A)	106,600
	220,000	Horizon Pharma, Inc. / Horizon Pharma USA, Inc., 8.75%, 11/1/24 (144A)	234,300
	80,000	Valeant Pharmaceuticals International, Inc., 5.5%, 11/1/25 (144A)	77,880
	990,000	VRX Escrow Corp., 5.875%, 5/15/23 (144A)	873,665
		Total Pharmaceuticals, Biotechnology & Life Sciences	$1,398,495
		REAL ESTATE - 1.8%
		Diversified REIT - 0.5%
	150,000	CyrusOne LP / CyrusOne Finance Corp., 5.0%, 3/15/24	$150,187
	130,000	MPT Operating Partnership LP / MPT Finance Corp., 5.5%, 5/1/24	132,601
			$282,788
		Real Estate Services - 0.4%
	235,000	Kennedy-Wilson, Inc., 5.875%, 4/1/24	$232,944
		Specialized REIT - 0.9%
	200,000	Iron Mountain, Inc., 5.75%, 8/15/24	$193,750
	310,000	Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 6.0%, 4/15/23 (144A)	298,375
			$492,125
		Total Real Estate	$1,007,857
		RETAILING - 1.5%
		Apparel Retail - 0.1%
	80,000	L Brands, Inc., 5.25%, 2/1/28	$75,400
		Automotive Retail - 0.5%
	250,000	Asbury Automotive Group, Inc., 6.0%, 12/15/24	$254,375
		Department Stores - 0.1%
	35,000	JC Penney Corp., Inc., 8.625%, 3/15/25 (144A)	$32,900
		Internet & Direct Marketing Retail - 0.5%
	274,000	Netflix, Inc., 4.375%, 11/15/26	$258,930
		Specialty Stores - 0.3%
	100,000	PetSmart, Inc., 5.875%, 6/1/25 (144A)	$72,250
	160,000	PetSmart, Inc., 7.125%, 3/15/23 (144A)	90,800
			$163,050
		Total Retailing	$784,655
		SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
		Semiconductor Equipment - 0.1%
	45,000	Entegris, Inc., 4.625%, 2/10/26 (144A)	$43,880
		Total Semiconductors & Semiconductor Equipment	$43,880
		SOFTWARE & SERVICES - 2.3%
		Application Software - 0.2%
	135,000	Open Text Corp., 5.875%, 6/1/26 (144A)	$138,841
		Data Processing & Outsourced Services - 1.2%
	285,000	Alliance Data Systems Corp., 5.875%, 11/1/21 (144A)	$290,700
	125,000	Cardtronics, Inc. / Cardtronics USA, Inc., 5.5%, 5/1/25 (144A)	117,812
	155,000	First Data Corp., 5.0%, 1/15/24 (144A)	155,000
	95,000	First Data Corp., 7.0%, 12/1/23 (144A)	99,722
			$663,234
		IT Consulting & Other Services - 0.9%
	155,000	Iron Mountain US Holdings, Inc., 5.375%, 6/1/26 (144A)	$148,218
	330,000	Rackspace Hosting, Inc., 8.625%, 11/15/24 (144A)	325,875
			$474,093
		Total Software & Services	$1,276,168
		TECHNOLOGY HARDWARE & EQUIPMENT - 1.3%
		Communications Equipment - 0.3%
	90,000	CommScope Technologies LLC, 6.0%, 6/15/25 (144A)	$93,645
	75,000	Plantronics, Inc., 5.5%, 5/31/23 (144A)	74,347
			$167,992
		Electronic Components - 0.2%
EUR	100,000	Belden, Inc., 3.875%, 3/15/28 (144A)	$119,779
		Electronic Equipment & Instruments - 0.2%
	125,000	Itron, Inc., 5.0%, 1/15/26 (144A)	$123,163
		Electronic Manufacturing Services - 0.1%
	45,000	TTM Technologies, Inc., 5.625%, 10/1/25 (144A)	$44,775
		Technology Hardware, Storage & Peripherals - 0.5%
	220,000	Diebold Nixdorf, Inc., 8.5%, 4/15/24	$231,550
		Total Technology Hardware & Equipment	$687,259
	Principal
	Amount
	USD ($)		Value
		TELECOMMUNICATION SERVICES - 5.9%
		Integrated Telecommunication Services - 2.4%
	225,000	CenturyLink, Inc., 6.45%, 6/15/21	$229,500
	100,000	Cincinnati Bell, Inc., 7.0%, 7/15/24 (144A)	89,500
	451,000	Frontier Communications Corp., 8.75%, 4/15/22	350,652
	300,000	Level 3 Financing, Inc., 5.25%, 3/15/26	282,750
	395,000	Windstream Services LLC, 7.75%, 10/15/20	329,825
	10,000	Windstream Services LLC/Windstream Finance Corp., 8.625%, 10/31/25 (144A)	9,250
			$1,291,477
		Wireless Telecommunication Services - 3.5%
	635,000	Sprint Corp., 7.125%, 6/15/24	$619,125
	330,000	Sprint Corp., 7.25%, 9/15/21	341,137
	100,000	Sprint Corp., 7.625%, 3/1/26	97,570
	75,000	T-Mobile USA, Inc., 6.0%, 3/1/23	78,000
	155,000	T-Mobile USA, Inc., 6.0%, 4/15/24	161,448
	215,000	T-Mobile USA, Inc., 6.5%, 1/15/26	228,438
	400,000	Wind Tre SpA, 5.0%, 1/20/26 (144A)	338,848
			$1,864,566
		Total Telecommunication Services	$3,156,043
		TRANSPORTATION - 0.4%
		Airlines - 0.1%
	70,000	DAE Funding LLC, 4.5%, 8/1/22 (144A)	$66,413
		Air Freight & Logistics - 0.3%
	200,000	syncreon Group BV / syncreon Global Finance US, Inc., 8.625%, 11/1/21 (144A)	$164,000
		Total Transportation	$230,413
		UTILITIES - 3.3%
		Electric Utilities - 0.1%
	35,000	NextEra Energy Operating Partners LP, 4.25%, 9/15/24 (144A)	$33,950
		Gas Utilities - 1.5%
	50,000	AmeriGas Partners LP / AmeriGas Finance Corp., 5.5%, 5/20/25	$48,250
	30,000	DCP Midstream Operating LP, 3.875%, 3/15/23	28,950
	49,000	DCP Midstream Operating LP, 4.95%, 4/1/22	49,245
	225,000	DCP Midstream Operating LP, 5.6%, 4/1/44	227,531
	70,000	Exterran Energy Solutions LP / EES Finance Corp., 8.125%, 5/1/25 (144A)	74,200
	210,000	Ferrellgas LP / Ferrellgas Finance Corp., 6.75%, 1/15/22	198,975
	250,000	Ferrellgas LP / Ferrellgas Finance Corp., 6.75%, 6/15/23	227,500
			$854,651
		Independent Power Producers & Energy Traders - 1.7%
	55,000	Calpine Corp., 5.25%, 6/1/26 (144A)	$53,075
	172,000	Calpine Corp., 5.75%, 1/15/25	157,380
	161,000	Dynegy, Inc., 8.0%, 1/15/25 (144A)	175,087
	223,000	NRG Energy, Inc., 6.625%, 1/15/27	228,018
	180,000	TerraForm Power Operating LLC, 4.25%, 1/31/23 (144A)	173,025
	150,000	TerraForm Power Operating LLC, 5.0%, 1/31/28 (144A)	142,313
			$928,898
		Total Utilities	$1,817,499
		TOTAL CORPORATE BONDS
		(Cost $40,675,488)	$40,359,047
		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 7.3% of Net Assets
	500,000(a)	U.S. Treasury Bills, 4/5/18	$499,932
	2,450,000(a)	U.S. Treasury Bills, 4/12/18	2,448,887
	1,000,000(a)	U.S. Treasury Bills, 4/19/18	999,228
			$3,948,047
		TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
		(Cost $3,947,853)	$3,948,047
		SENIOR SECURED FLOATING RATE LOAN INTERESTS - 1.6% of Net Assets*(i)
		CAPITAL GOODS - 0.3%
		Aerospace & Defense - 0.1%
	46,050	DynCorp International, Inc., Term Loan B2, 7.808% (LIBOR + 600 bps), 7/7/20	$46,337
		Building Products - 0.2%
	130,539	Builders FirstSource, Inc., Refinancing Term Loan, 5.302% (LIBOR + 300 bps), 2/29/24	$131,239
		Total Capital Goods	$177,576
		CONSUMER SERVICES - 0.1%
		Casinos & Gaming - 0.1%
	49,148	Golden Nugget, Inc. (aka Landry's Inc.), Initial Term B Loan, 4.979% (LIBOR + 325 bps), 10/4/23	$49,624
		Total Consumer Services	$49,624
		HEALTH CARE EQUIPMENT & SERVICES - 0.1%
		Health Care Services - 0.1%
	24,293	Ardent Legacy Acquisitions, Inc. (Ardent Mergeco LLC), Term Loan, 7.377% (LIBOR + 550 bps), 8/4/21	$24,415
		Total Health Care Equipment & Services	$24,415
	Principal
	Amount
	USD ($)		Value
		HOUSEHOLD & PERSONAL PRODUCTS - 0.4%
		Personal Products - 0.4%
	247,550	Revlon Consumer Products Corp., Initial Term B Loan, 5.377% (LIBOR + 350 bps), 9/7/23	$197,215
		Total Household & Personal Products	$197,215
		MATERIALS - 0.4%
		Steel - 0.4%
	221,077	Zekelman Industries, Inc. (fka JMC Steel Group, Inc.), Term Loan, 4.999% (LIBOR + 275 bps), 6/14/21	$222,541
		Total Materials	$222,541
		MEDIA - 0.1%
		Broadcasting - 0.1%
	37,934	Univision Communications, Inc., 2017 Replacement Repriced First Lien Term Loan, 4.627% (LIBOR + 275 bps), 3/15/24	$37,394
		Total Media	$37,394
		RETAILING - 0.2%
		Department Stores - 0.2%
	149,610	Neiman Marcus Group, Ltd. LLC, Other Term Loan, 4.941% (LIBOR + 325 bps), 10/25/20	$129,647
		Total Retailing	$129,647
		TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
		(Cost $863,661)	$838,412
	Shares		Value
		RIGHTS/WARRANTS - 0.0%† of Net Assets
		HEALTH CARE EQUIPMENT & SERVICES - 0.0%†
		Health Care Services - 0.0%†
	80^(d)	BioScrip, Inc., 6/30/25	$51
	80^(d)	BioScrip, Inc., 6/30/25	41
		Total Health Care Equipment & Services	$92
		TOTAL RIGHTS/WARRANTS
		(Cost $–)	$92
		TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 95.7%
		(Cost $51,097,550)	$51,554,902

Shares		Income	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Value
	AFFILIATED ISSUER - 2.2%
	CLOSED-END FUND - 2.2% of Net Assets
	INSURANCE - 2.2%
	Property & Casualty Insurance - 2.2%
122,642	Pioneer ILS Interval Fund(j)	$ ---	$ ---	$ 18,396	$1,170,000
	Total Insurance				$1,170,000
	TOTAL CLOSED-END FUND
	(Cost $1,300,000)				$1,170,000
	TOTAL INVESTMENTS IN AFFILIATED ISSUER - 2.2%
	(Cost $1,300,000)				$1,170,000
	OTHER ASSETS AND LIABILITIES – 2.1%				$1,125,782
	NET ASSETS - 100.0%				$53,850,684

bps	Basis Points.
LIBOR	London Interbank Offered Rate.
REIT	Real Estate Investment Trust.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At March 31, 2018, the value of these securities amounted to $19,271,978, or 35.8% of net assets.

*
Senior secured floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at March 31, 2018.

+	Securities that used significant unobservable inputs to determine their value.
^	Security is valued using fair value methods (other than prices supplied by independent pricing services).
†	Amount rounds to less than 0.1%.
(a)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(b)	The interest rate is subject to change periodically. The interest rate, reference index and spread shown at March 31, 2018.
(c)	Security is perpetual in nature and has no stated maturity date.
(d)	Non-income producing security.
(e)	Security is in default.
(f)	Payment in Kind (PIK) security which may pay interest in the form of additional principal amount.
(g)	Structured reinsurance investment. At March 31, 2018, the value of these securities amounted to $43,748, or 0.1% of net assets.
(h)	Rate to be determined.
(i)	Floating rate note. Coupon rate, reference index and spread shown at March 31, 2018.
(j)	Affiliated fund managed by Amundi Pioneer Asset Management, Inc., formerly Pioneer Investment Management, Inc. (the "Adviser”).

FUTURES CONTRACTS

INDEX FUTURES CONTRACTS
Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
9	S&P 500 EMINI	06/15/18	$1,254,983	$1,189,350	$65,633
TOTAL FUTURES CONTRACT			$1,254,983	$1,189,350	$65,633

SWAP CONTRACTS

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACT - SELL PROTECTION

Notional Amount ($)(1)	Obligation Reference/Index	Pay/Receive(2)	Annual Fixed Rate	Expiration Date	Premiums Paid	Unrealized Appreciation	Market Value
1,256,047	Markit CDX North America High Yield Index Series 27	Receive	5.00%	12/20/21	$88,703	$1,208	$89,911

OVER THE COUNTER (OTC) CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION
Notional Amount ($)(1)	Counterparty	Obligation Reference/Index	Pay/Receive(2)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized Appreciation	Market Value
40,000	Goldman Sachs International	Chesapeake Energy Corp.	Receive	5.00%	6/20/22	$(4,900)	$3,646	$(1,254)
25,000	Goldman Sachs International	Chesapeake Energy Corp.	Receive	5.00%	6/20/22	(3,062)	2,279	(783)
40,000	Goldman Sachs International	Chesapeake Energy Corp.	Receive	5.00%	6/20/22	(4,500)	3,246	(1,254)
TOTAL OVER THE COUNTER (OTC) CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION						$(12,462)	$9,171	$(3,291)
TOTAL SWAP CONTRACTS						$76,241	$10,379	$86,620

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Receives Quarterly

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of March 31, 2018, in valuing the Portfolio’s investments.

	Level 1	Level 2	Level 3	Total
Convertible Corporate Bonds	$–	$4,021,358	$–	$4,021,358
Preferred Stocks	73,290			73,290
Convertible Preferred Stocks
Health Care Equipment & Services
Health Care Services	–	–	2,520	2,520
All Other Convertible Preferred Stocks	490,076	–	–	490,076
Common Stocks	1,617,722	–	–	1,617,722
Collateralized Mortgage Obligations	–	204,338	–	204,338
Corporate Bonds
Insurance
Reinsurance	–	–	43,748	43,748
All Other Corporate Bonds	–	40,315,299	–	40,315,299
U.S. Government and Agency Obligations	–	3,948,047	–	3,948,047
Senior Secured Floating Rate Loan Interests	–	838,412	–	838,412
Rights/Warrants
Health Care Equipment & Services
Health Care Services	–	–	92	92
Closed-End Fund	–	1,170,000	–	1,170,000
Total Investments in Securities	$2,181,088	$50,497,454	$46,360	$52,724,902
Other Financial Instruments
Unrealized appreciation on futures contracts	$65,633	$–	$–	$65,633
Swap contracts, at value	–	86,620	–	86,620
Total Other Financial Instruments	$65,633	$86,620	$–	$152,253

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

	Convertible Preferred Stocks	Corporate Bonds	Rights/Warrants	Total
Balance as of 12/31/17	$2,741.	$45,940	$130	$48,811
Realized gain (loss)	–	–	--	--
Changed in unrealized appreciation
(depreciation)	(221)	(2,192)	(38)	(2,451)
Accrued discounts/premiums	–	–	--	--
Purchases	–	–	--	--
Sales	–	–	--	--
Transfers in to Level 3*	--	–	--	--
Transfers out of Level 3*	–	--	–	--
Balance as of 3/31/18	$2,520	$43,748	$92	$46,360
*       Transfers are calculated on the beginning of period value. For the three mounts ended March 31, 2018, there were no transfers between Levels 1, 2 and 3.

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at March 31, 2018: $(2,451).

PIONEER VARIABLE CONTRACTS TRUST

Pioneer Mid Cap Value VCT Portfolio — Class I and II Shares

NQ REPORT

March 31, 2018

Schedule of Investments 3/31/18 (unaudited) (continued)

Shares		Value
	UNAFFILIATED ISSUERS - 99.6%
	COMMON STOCKS - 99.6% of Net Assets
	AUTOMOBILES & COMPONENTS - 4.8%
	Auto Parts & Equipment - 2.1%
132,230	BorgWarner, Inc.	$6,641,913
	Tires & Rubber - 2.7%
327,417	Goodyear Tire & Rubber Co.	$8,702,744
	Total Automobiles & Components	$15,344,657
	BANKS - 12.7%
	Regional Banks - 10.1%
144,618	Cathay General Bancorp	$5,781,828
186,397	Fifth Third Bancorp	5,918,105
344,163	First Horizon National Corp.	6,480,589
346,186	Huntington Bancshares, Inc.	5,227,408
455,076	KeyCorp.	8,896,736
		$32,304,666
	Thrifts & Mortgage Finance - 2.6%
438,929	Radian Group, Inc.	$8,357,208
	Total Banks	$40,661,874
	CAPITAL GOODS - 7.6%
	Building Products - 1.8%
70,525	Owens Corning	$5,670,210
	Industrial Conglomerates - 1.8%
55,458	Carlisle Cos., Inc.	$5,790,370
	Industrial Machinery - 4.0%
73,655	Ingersoll-Rand Plc	$6,298,239
146,378	Timken Co.	6,674,837
		$12,973,076
	Total Capital Goods	$24,433,656
	CONSUMER DURABLES & APPAREL - 3.3%
	Apparel, Accessories & Luxury Goods - 1.0%
59,923	Tapestry, Inc.	$3,152,549
	Homebuilding - 1.8%
196,340	PulteGroup, Inc.	$5,790,066
	Housewares & Specialties - 0.5%
61,683	Newell Brands, Inc.	$1,571,683
	Total Consumer Durables & Apparel	$10,514,298
	CONSUMER SERVICES - 3.3%
	Hotels, Resorts & Cruise Lines - 3.3%
202,758(a)	Norwegian Cruise Line Holdings, Ltd.	$10,740,091
	Total Consumer Services	$10,740,091
	DIVERSIFIED FINANCIALS - 5.6%
	Consumer Finance - 3.6%
345,094	Synchrony Financial	$11,571,002
	Financial Exchanges & Data - 2.0%
74,097	Nasdaq, Inc.	$6,388,643
	Total Diversified Financials	$17,959,645
	ENERGY - 8.0%
	Oil & Gas Drilling - 2.2%
408,256	Patterson-UTI Energy, Inc.	$7,148,562
	Oil & Gas Exploration & Production - 5.8%
172,942	Cabot Oil & Gas Corp.	$4,147,149
64,986	Cimarex Energy Co.	6,076,191
130,133	Devon Energy Corp.	4,136,928
25,021	Pioneer Natural Resources Co.	4,298,108
		$18,658,376
	Total Energy	$25,806,938
	FOOD, BEVERAGE & TOBACCO - 2.0%
	Agricultural Products - 2.0%
49,173	Ingredion, Inc.	$6,339,383
	Total Food, Beverage & Tobacco	$6,339,383
	HEALTH CARE EQUIPMENT & SERVICES - 4.2%
	Health Care Facilities - 2.0%
54,252	Universal Health Services, Inc., Class B	$6,423,979
	Managed Health Care - 2.2%
66,109(a)	Centene Corp.	$7,065,069
	Total Health Care Equipment & Services	$13,489,048
	INSURANCE - 10.5%
	Life & Health Insurance - 4.6%
109,894	Lincoln National Corp.	$8,028,856
Shares		Value
	Life & Health Insurance – (continued)
141,507	Unum Group	$6,737,148
		$14,766,004
	Multi-line Insurance - 1.6%
98,869	Hartford Financial Services Group, Inc.	$5,093,731
	Property & Casualty Insurance - 4.3%
48,420	Hanover Insurance Group, Inc.	$5,708,234
372,361	Old Republic International Corp.	7,987,143
		$13,695,377
	Total Insurance	$33,555,112
	MATERIALS - 6.1%
	Copper - 2.7%
489,899	Freeport-McMoRan, Inc.	$8,607,526
	Fertilizers & Agricultural Chemicals - 1.1%
145,507	Mosaic Co.	$3,532,910
	Specialty Chemicals - 2.3%
75,035	Celanese Corp., Class A	$7,519,257
	Total Materials	$19,659,693
	MEDIA - 1.9%
	Advertising - 1.9%
266,119	Interpublic Group of Cos., Inc.	$6,128,721
	Total Media	$6,128,721
	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 3.1%
	Pharmaceuticals - 3.1%
66,776(a)	Jazz Pharmaceuticals Plc	$10,082,508
	Total Pharmaceuticals, Biotechnology & Life Sciences	$10,082,508
	REAL ESTATE - 6.6%
	Hotels & Resorts REIT - 1.3%
150,871	Park Hotels & Resorts, Inc.	$4,076,534
	Industrial REIT - 1.4%
165,158	Duke Realty Corp.	$4,373,384
	Residential REIT - 1.3%
209,493	American Homes 4 Rent, Class A	$4,206,619
	Specialized REIT - 1.3%
40,368	Digital Realty Trust, Inc.	$4,253,980
	Specialized REITs - 1.3%
127,618	Gaming & Leisure Properties, Inc.	$4,271,375
	Total Real Estate	$21,181,892
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 7.1%
	Semiconductors - 7.1%
113,389(a)	First Solar, Inc.	$8,048,351
173,793	Marvell Technology Group Ltd.	3,649,653
454,278(a)	ON Semiconductor Corp.	11,111,640
	Total Semiconductors & Semiconductor Equipment	$22,809,644
	TECHNOLOGY HARDWARE & EQUIPMENT - 4.0%
	Communications Equipment - 2.0%
162,694(a)	Acacia Communications, Inc.	$6,257,211
	Technology Distributors - 2.0%
92,721	CDW Corp.	$6,519,214
	Total Technology Hardware & Equipment	$12,776,425
	TELECOMMUNICATION SERVICES - 1.5%
	Alternative Carriers - 1.5%
295,800	CenturyLink, Inc.	$4,859,994
	Total Telecommunication Services	$4,859,994
	TRANSPORTATION - 3.7%
	Airlines - 2.9%
134,877(a)	United Continental Holdings, Inc.	$9,369,905
	Trucking - 0.8%
33,088	Ryder System, Inc.	$2,408,476
	Total Transportation	$11,778,381
	UTILITIES - 3.6%
	Electric Utilities - 1.8%
73,640	Entergy Corp.	$5,801,359
	Multi-Utilities - 1.8%
117,316	Public Service Enterprise Group, Inc.	$5,893,956
	Total Utilities	$11,695,315
	TOTAL COMMON STOCKS
	(Cost $267,296,569)	$319,817,275
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 99.6%
	(Cost $267,296,569)	$319,817,275
	OTHER ASSETS AND LIABILITIES - 0.4%	$1,440,877
	NET ASSETS - 100.0%	$321,258,152
REIT	Real Estate Investment Trust.

(a)	Non-income producing security.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of March 31, 2018, in valuing the Portfolio's investments.

	Level 1	Level 2	Level 3	Total
Common Stocks	$319,817,275	$–	$–	$319,817,275
Total Investments in Securities	$319,817,275	$–	$–	$319,817,275

For the three months ended March 31, 2018, there were no transfers between Levels 1, 2 and 3.

PIONEER VARIABLE CONTRACTS TRUST

Pioneer Real Estate Shares VCT Portfolio — Class I and II Shares

NQ REPORT
March 31, 2018

Schedule of Investments 3/31/18 (unaudited)

Shares		Value
	UNAFFILIATED ISSUERS - 98.2%
	COMMON STOCKS - 94.5% of Net Assets
	CONSUMER DURABLES & APPAREL - 0.4%
	Homebuilding - 0.4%
1,917	Lennar Corp., Class A	$112,988
	Total Consumer Durables & Apparel	$112,988
	CONSUMER SERVICES - 1.4%
	Hotels, Resorts & Cruise Lines - 1.4%
15,234	Park Hotels & Resorts, Inc.	$411,623
	Total Consumer Services	$411,623
	HEALTH CARE EQUIPMENT & SERVICES - 3.1%
	Health Care Facilities - 3.1%
6,509	Encompass Health Corp.	$372,120
2,722	HCA Healthcare, Inc.	264,034
1,951	Universal Health Services, Inc., Class B	231,018
	Total Health Care Equipment & Services	$867,172
	MATERIALS - 0.8%
	Construction Materials - 0.3%
815	Vulcan Materials Co.	$93,048
	Forest Products - 0.5%
4,936	Louisiana-Pacific Corp.	$142,009
	Total Materials	$235,057
	REAL ESTATE - 88.8%
	Diversified Real Estate Activities - 3.0%
155,400	Ayala Land, Inc.	$122,415
19,295	Henderson Land Development Co., Ltd.	125,632
103,000	New World Development Co., Ltd.	145,416
2,264	RMR Group, Inc., Class A	158,367
7,346(a)	St Joe Co.	138,472
6,000	Sun Hung Kai Properties, Ltd.	94,800
22,000	Wharf Holdings, Ltd.	75,547
		$860,649
	Diversified REITs - 1.9%
5,418	Forest City Realty Trust, Inc., Class A	$109,769
21,244	GGP, Inc.	434,652
		$544,421
	Health Care REITs - 6.0%
8,366	New Senior Investment Group, Inc.	$68,434
13,782	Omega Healthcare Investors, Inc.	372,665
11,614	Ventas, Inc.	575,242
12,352	Welltower, Inc.	672,319
		$1,688,660
	Hotel & Resort REITs - 7.5%
16,429	Chesapeake Lodging Trust	$456,890
5,622	Hersha Hospitality Trust, Class A	100,634
55,186	Host Hotels & Resorts, Inc.	1,028,667
6,609	RLJ Lodging Trust	128,479
5,500	Ryman Hospitality Properties, Inc.	425,975
		$2,140,645
	Industrial REITs - 10.6%
7,602	DCT Industrial Trust, Inc.	$428,297
8,420	Duke Realty Corp.	222,962
3,167	EastGroup Properties, Inc.	261,784
5,868	Granite Real Estate Investment Trust	231,566
24,899	Prologis, Inc.	1,568,388
9,824	Rexford Industrial Realty, Inc.	282,833
		$2,995,830
	Office REITs - 11.1%
3,793	Alexandria Real Estate Equities, Inc.	$473,708
6,394	Boston Properties, Inc.	787,869
12,037	Brandywine Realty Trust	191,148
19,213	Columbia Property Trust, Inc.	393,098
11,862	Douglas Emmett, Inc.	436,047
16,455	Easterly Government Properties, Inc.	335,682
7,814(a)	Equity Commonwealth	239,655
1,145	SL Green Realty Corp.	110,870
9,571	Tier Real Estate Investment Trust, Inc.	176,872
		$3,144,949
	Real Estate Development - 2.2%
208,000	China Jinmao Holdings Group, Ltd.	$118,470
17,000	CK Asset Holdings, Ltd.	142,640
3,596(a)	Forestar Group, Inc.	76,055
45,200	Guangzhou R&F Properties Co., Ltd., Class H	112,768
Shares		Value
	Real Estate Development - (continued)
226,500	Sino-Ocean Group Holding, Ltd.	$164,216
		$614,149
	Real Estate Operating Companies - 1.5%
4,300	Aeon Mall Co., Ltd.	$89,254
5,441	Grand City Properties SA	130,009
3,955	Vonovia SE	195,866
		$415,129
	Real Estate Services - 1.1%
8,593(a)	Marcus & Millichap, Inc.	$309,863
	Residential REITs - 11.7%
6,007	American Homes 4 Rent, Class A	$120,620
4,557	Apartment Investment & Management Co., Class A	185,698
4,618	AvalonBay Communities, Inc.	759,476
4,994	Camden Property Trust	420,395
6,577	Equity LifeStyle Properties, Inc.	577,263
11,809	Equity Residential	727,671
5,756	Sun Communities, Inc.	525,926
		$3,317,049
	Retail REITs - 10.9%
7,339	Agree Realty Corp.	$352,565
2,708	Federal Realty Investment Trust	314,426
2,856	Macerich Co.	159,993
85,900	Mapletree Commercial Trust	102,898
18,960	Retail Properties of America, Inc., Class A	221,074
12,601	Simon Property Group, Inc.	1,944,964
		$3,095,920
	Specialized REITs - 21.3%
905	CoreSite Realty Corp.	$90,735
3,637	Crown Castle International Corp.	398,652
18,149	CubeSmart	511,802
6,470	Digital Realty Trust, Inc.	681,809
3,774	Equinix, Inc.	1,578,060
8,128	Extra Space Storage, Inc.	710,062
16,061	Gaming & Leisure Properties, Inc.	537,562
10,556	Gladstone Land Corp.	127,516
7,974	National Storage Affiliates Trust	199,988
1,191	Public Storage	238,665
10,497	Rayonier, Inc.	369,284
1,183(a)	SBA Communications Corp., Class A	202,198
10,878	Weyerhaeuser Co.	380,730
		$6,027,063
	Total Real Estate	$25,154,327
	TOTAL COMMON STOCKS
	(Cost $19,895,950)	$26,781,167
Principal
Amount
USD ($)		Value
	CORPORATE BONDS - 3.7% of Net Assets
	BANKS – 2.5%
	Diversified Banks – 2.5%
6,500	BNP Paribas Issuance BV, 10.85%, 5/25/18 (144A)	$226,200
4,000	BNP Paribas Issuance BV, 13.5%, 5/3/18 (144A)	192,500
4,800	Citigroup Global Markets Holdings, Inc., 31.36%, 5/8/18 (144A)	126,768
4,500(b)	JPMorgan Chase Bank NA, 5/2/18	183,330
	Total Banks	$ $728,798
	DIVERSIFIED FINANCIALS - 1.2%
	Asset Management & Custody Banks - 1.2%
17,000(b)	Morgan Stanley BV, 5/3/18 (144A)	$336,090
	Total Diversified Financials	$336,090
	TOTAL CORPORATE BONDS
	(Cost $1,093,416)	$1,064,888
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 98.2%
	(Cost $20,989,366)	$27,846,055
	OTHER ASSETS AND LIABILITIES - 1.8%	$499,957
	NET ASSETS - 100.0%	$28,346,012

REIT	Real Estate Investment Trust.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At March 31, 2018, the value of these securities amounted to $881,558, or 3.1% of net assets.

(a)	Non-income producing security.
(b)	Security issued with a zero coupon. Income is recognized through accretion of discount.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of March 31, 2018, in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Common Stocks	$26,781,167	$–	$–	$26,781,167
Corporate Bonds	–	1,064,888	–	1,064,888
Total Investments in Securities	$26,781,167	$1,064,888	$–	$27,846,055

For the three months ended March 31, 2018, there were no transfers between Levels 1, 2 and 3.

PIONEER VARIABLE CONTRACTS TRUST

Pioneer Fund VCT Portfolio — Class I and II Shares

NQ REPORT

March 31, 2018

Schedule of Investments  |  3/31/18 (unaudited)

Shares		Value
	UNAFFILIATED ISSUERS - 99.3%
	COMMON STOCKS - 97.7% of Net Assets
	BANKS - 7.4%
	Diversified Banks - 7.4%
42,100	Citigroup, Inc.	$2,841,750
48,000	JPMorgan Chase & Co.	5,278,560
	Total Banks	$8,120,310
	CAPITAL GOODS - 4.6%
	Aerospace & Defense - 1.5%
7,500	Raytheon Co.	$1,618,650
	Industrial Conglomerates - 1.2%
8,950	Honeywell International, Inc.	$1,293,365
	Industrial Machinery - 1.2%
14,800	Lincoln Electric Holdings, Inc.	$1,331,260
	Trading Companies & Distributors - 0.7%
4,500(a)	United Rentals, Inc.	$777,285
	Total Capital Goods	$5,020,560
	COMMERCIAL & PROFESSIONAL SERVICES - 2.7%
	Environmental & Facilities Services - 2.7%
34,900	Waste Management, Inc.	$2,935,788
	Total Commercial & Professional Services	$2,935,788
	CONSUMER SERVICES - 3.1%
	Restaurants - 3.1%
17,000	McDonald's Corp.	$2,658,460
9,000	Yum! Brands, Inc.	766,170
	Total Consumer Services	$3,424,630
	DIVERSIFIED FINANCIALS - 7.6%
	Asset Management & Custody Banks - 2.3%
4,750	BlackRock, Inc., Class A	$2,573,170
	Multi-Sector Holdings - 3.5%
19,150(a)	Berkshire Hathaway, Inc., Class B	$3,820,042
	Specialized Finance - 1.8%
12,000	CME Group, Inc., Class A	$1,940,880
	Total Diversified Financials	$8,334,092
	ENERGY - 5.9%
	Integrated Oil & Gas - 1.6%
31,000	TOTAL SA (A.D.R.)	$1,788,390
	Oil & Gas Equipment & Services - 1.4%
31,550	Halliburton Co.	$1,480,957
	Oil & Gas Exploration & Production - 2.9%
30,200	EOG Resources, Inc.	$3,179,154
	Total Energy	$6,448,501
	FOOD, BEVERAGE & TOBACCO - 4.8%
	Packaged Foods & Meats - 2.8%
7,800	McCormick & Co., Inc.	$829,842
53,100	Mondelez International, Inc., Class A	2,215,863
		$3,045,705
	Soft Drinks - 2.0%
20,300	PepsiCo, Inc.	$2,215,745
	Total Food, Beverage & Tobacco	$5,261,450
	HEALTH CARE EQUIPMENT & SERVICES - 5.6%
	Health Care Equipment - 2.4%
15,200	Danaher Corp.	$1,488,232
13,600	Medtronic Plc	1,090,992
		$2,579,224
	Managed Health Care - 3.2%
16,500	UnitedHealth Group, Inc.	$3,531,000
	Total Health Care Equipment & Services	$6,110,224
	MATERIALS - 3.3%
	Diversified Chemicals - 0.0%†
300	DowDuPont, Inc.	$19,113
	Diversified Metals & Mining - 1.8%
35,900	Southern Copper Corp.	$1,945,062
	Specialty Chemicals - 0.8%
8,050	PPG Industries, Inc.	$898,380
	Steel - 0.7%
12,200	Nucor Corp.	$745,298
	Total Materials	$3,607,853
Shares		Value
	MEDIA - 1.3%
	Movies & Entertainment - 1.3%
15,600	Time Warner, Inc.	$1,475,448
	Total Media	$1,475,448
	MULTI-LINE INSURANCE - 1.0%
	Multi-line Insurance - 1.0%
22,200	Hartford Financial Services Group, Inc.	$1,143,744
	Total Multi-Line Insurance	$1,143,744
	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.1%
	Biotechnology - 2.5%
11,950	Amgen, Inc.	$2,037,236
8,400	Gilead Sciences, Inc.	633,276
		$2,670,512
	Pharmaceuticals - 3.6%
26,000	Bristol-Myers Squibb Co.	$1,644,500
42,700	Merck & Co., Inc.	2,325,869
		$3,970,369
	Total Pharmaceuticals, Biotechnology & Life Sciences	$6,640,881
	REAL ESTATE - 1.4%
	Specialized REIT - 1.4%
13,700	Crown Castle International Corp.	$1,501,657
	Total Real Estate	$1,501,657
	RETAILING - 6.6%
	Home Improvement Retail - 6.1%
16,100	Home Depot, Inc.	$2,869,664
43,200	Lowe's Cos., Inc.	3,790,800
		$6,660,464
	Internet & Direct Marketing Retail - 0.5%
300(a)	Booking Holdings, Inc.	$624,117
	Total Retailing	$7,284,581
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.5%
	Semiconductor Equipment - 0.5%
2,600	Lam Research Corp.	$528,216
	Semiconductors - 4.0%
32,300	Analog Devices, Inc.	$2,943,499
16,500	Intel Corp.	859,320
11,400(a)	Micron Technology, Inc.	594,396
		$4,397,215
	Total Semiconductors & Semiconductor Equipment	$4,925,431
	SOFTWARE & SERVICES - 16.0%
	Data Processing & Outsourced Services - 2.3%
21,500	Visa, Inc., Class A	$2,571,830
	Internet Software & Services - 6.7%
5,900(a)	Alphabet, Inc., Class A	$6,119,126
7,750(a)	Facebook, Inc., Class A	1,238,372
		$7,357,498
	Systems Software - 7.0%
66,400	Microsoft Corp.	$6,060,328
34,300	Oracle Corp.	1,569,225
		$7,629,553
	Total Software & Services	$17,558,881
	TECHNOLOGY HARDWARE & EQUIPMENT - 6.9%
	Communications Equipment - 2.3%
59,600	Cisco Systems, Inc.	$2,556,244
	Technology Hardware, Storage & Peripherals - 4.6%
30,000	Apple, Inc.	$5,033,400
	Total Technology Hardware & Equipment	$7,589,644
	TELECOMMUNICATION SERVICES - 2.8%
	Integrated Telecommunication Services - 2.8%
86,200	AT&T, Inc.	$3,073,030
	Total Telecommunication Services	$3,073,030
	TRANSPORTATION - 5.2%
	Air Freight & Logistics - 2.3%
10,600	FedEx Corp.	$2,545,166
	Railroads - 2.9%
21,100	Kansas City Southern	$2,317,835
5,900	Union Pacific Corp.	793,137
		$3,110,972
	Total Transportation	$5,656,138
Shares		Value
	UTILITIES - 0.9%
	Electric Utilities - 0.9%
14,300	American Electric Power Co., Inc.	$980,837
	Total Utilities	$980,837
	TOTAL COMMON STOCKS
	(Cost $80,667,560)	$107,093,680
Principal
Amount
USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATION - 1.6% of Net Assets
1,790,000(b)	U.S. Treasury Bills, 4/19/18	$1,788,619
	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATION
	(Cost $1,788,514)	$1,788,619
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 99.3%
	(Cost $82,456,074)	$108,882,299
	OTHER ASSETS AND LIABILITIES - 0.7%	$809,426
	NET ASSETS - 100.0%	$109,691,725

(A.D.R.)	American Depositary Receipts.
REIT	Real Estate Investment Trust.

†	Amount rounds to less than 0.1%.
(a)	Non-income producing security.
(b)	Security issued with a zero coupon. Income is recognized through accretion of discount.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of March 31, 2018, in valuing the Portfolio’s investments.

	Level 1	Level 2	Level 3	Total
Common Stocks	$107,093,680	$–	$–	$107,093,680
U.S. Government and Agency Obligation	–	1,788,619	–	1,788,619
Total Investments in Securities	$107,093,680	$1,788,619	$–	$108,882,299

During the three months ended March 31, 2018, there were no transfers between Levels 1, 2 and 3.

PIONEER VARIABLE CONTRACTS TRUST

Pioneer Equity Income VCT Portfolio — Class I and II Shares

NQ
March 31, 2018

Schedule of Investments  |  3/31/18 (unaudited)

Shares		Value
	UNAFFILIATED ISSUERS - 99.9%
	COMMON STOCKS - 99.9% of Net Assets
	AUTOMOBILES & COMPONENTS - 1.2%
	Auto Parts & Equipment - 1.2%
78,010	BorgWarner, Inc.	$3,918,442
	Total Automobiles & Components	$3,918,442
	BANKS - 7.3%
	Diversified Banks - 3.1%
261,122	Bank of America Corp.	$7,831,049
51,600	US Bancorp	2,605,800
		$10,436,849
	Regional Banks - 4.2%
78,642	BB&T Corp.	$4,092,529
18,625	M&T Bank Corp.	3,433,705
43,854	PNC Financial Services Group, Inc.	6,632,479
		$14,158,713
	Total Banks	$24,595,562
	CAPITAL GOODS - 5.0%
	Aerospace & Defense - 1.7%
26,478	Raytheon Co.	$5,714,482
	Construction Machinery & Heavy Trucks - 0.4%
33,768	Komatsu, Ltd. (A.D.R.)	$1,136,293
	Industrial Machinery - 1.8%
95,518	Gorman-Rupp Co.	$2,793,902
38,512	Ingersoll-Rand Plc	3,293,161
		$6,087,063
	Trading Companies & Distributors - 1.1%
29,896	Fastenal Co.	$1,632,022
27,458	Ferguson Plc	2,062,773
		$3,694,795
	Total Capital Goods	$16,632,633
	COMMERCIAL & PROFESSIONAL SERVICES - 1.0%
	Human Resource & Employment Services - 0.3%
14,093	Randstad Holding NV	$926,304
	Office Services & Supplies - 0.7%
29,090	MSA Safety, Inc.	$2,421,452
	Total Commercial & Professional Services	$3,347,756
	CONSUMER DURABLES & APPAREL - 2.4%
	Apparel, Accessories & Luxury Goods - 2.1%
29,988	Carter's, Inc.	$3,121,751
54,160	VF Corp.	4,014,339
		$7,136,090
	Leisure Products - 0.3%
12,286	Hasbro, Inc.	$1,035,710
	Total Consumer Durables & Apparel	$8,171,800
	CONSUMER SERVICES - 3.5%
	Hotels, Resorts & Cruise Lines - 1.4%
69,736	InterContinental Hotels Group Plc	$4,176,241
8,296	InterContinental Hotels Group Plc (A.D.R.)	507,798
		$4,684,039
	Leisure Facilities - 1.7%
86,743	Cedar Fair LP	$5,541,143
	Restaurants - 0.4%
7,607	Cracker Barrel Old Country Store, Inc.	$1,211,035
	Total Consumer Services	$11,436,217
	DIVERSIFIED FINANCIALS - 9.6%
	Asset Management & Custody Banks - 8.0%
108,513	Bank of New York Mellon Corp.	$5,591,675
113,896	Invesco, Ltd.	3,645,811
32,592	Northern Trust Corp.	3,361,213
76,470	State Street Corp.	7,626,353
60,479	T Rowe Price Group, Inc.	6,529,918
		$26,754,970
	Investment Banking & Brokerage - 1.6%
102,448	Morgan Stanley	$5,528,094
	Total Diversified Financials	$32,283,064
	ENERGY - 7.8%
	Integrated Oil & Gas - 5.6%
34,617	Chevron Corp.	$3,947,723
124,396	Exxon Mobil Corp.	9,281,185
61,118	Occidental Petroleum Corp.	3,970,225
17,386	Royal Dutch Shell Plc, Class A (A.D.R.)	1,109,401
Shares		Value
	Integrated Oil & Gas - (continued)
8,000	TOTAL SA (A.D.R.)	$461,520
		$18,770,054
	Oil & Gas Drilling - 0.3%
15,988	Helmerich & Payne, Inc.	$1,064,161
	Oil & Gas Equipment & Services - 0.3%
20,630	Halliburton Co.	$968,372
	Oil & Gas Refining & Marketing - 1.3%
44,808	Phillips 66	$4,297,984
	Oil & Gas Storage & Transportation - 0.3%
36,033	Enbridge, Inc.	$1,133,959
	Total Energy	$26,234,530
	FOOD & STAPLES RETAILING - 2.2%
	Food Retail - 0.8%
109,098	Kroger Co.	$2,611,806
	Hypermarkets & Super Centers - 1.4%
54,885	Wal-Mart Stores, Inc.	$4,883,119
	Total Food & Staples Retailing	$7,494,925
	FOOD, BEVERAGE & TOBACCO - 9.6%
	Packaged Foods & Meats - 7.9%
6,253	Calavo Growers, Inc.	$576,527
315	Chocoladefabriken Lindt & Spruengli AG	1,951,663
71,786	General Mills, Inc.	3,234,677
17,495	Hershey Co.	1,731,305
14,811	JM Smucker Co.	1,836,712
17,183	John B Sanfilippo & Son, Inc.	994,380
53,309	Kellogg Co.	3,465,618
34,283	Lamb Weston Holdings, Inc.	1,995,956
15,417	McCormick & Co., Inc.	1,640,215
115,066	Mondelez International, Inc., Class A	4,801,704
76,864	Pinnacle Foods, Inc.	4,158,342
		$26,387,099
	Soft Drinks - 1.7%
47,789	Dr. Pepper Snapple Group, Inc.	$5,657,262
	Total Food, Beverage & Tobacco	$32,044,361
	HEALTH CARE EQUIPMENT & SERVICES - 1.2%
	Health Care Equipment - 1.2%
20,867	Abbott Laboratories	$1,250,351
154,306	Smith & Nephew Plc	2,881,807
	Total Health Care Equipment & Services	$4,132,158
	HOUSEHOLD & PERSONAL PRODUCTS - 1.6%
	Household Products - 1.6%
18,366	Clorox Co.	$2,444,698
38,175	Procter & Gamble Co.	3,026,514
	Total Household & Personal Products	$5,471,212
	INSURANCE - 5.5%
	Life & Health Insurance - 2.9%
62,661	Lincoln National Corp.	$4,578,013
121,023	Sun Life Financial, Inc.	4,976,466
		$9,554,479
	Multi-line Insurance - 1.3%
86,120	Hartford Financial Services Group, Inc.	$4,436,902
	Property & Casualty Insurance - 1.3%
31,718	Chubb, Ltd.	$4,338,071
	Total Insurance	$18,329,452
	MATERIALS - 9.3%
	Aluminum - 1.2%
39,803	Kaiser Aluminum Corp.	$4,016,123
	Diversified Chemicals - 0.6%
29,458	DowDuPont, Inc.	$1,876,769
	Diversified Metals & Mining - 2.1%
30,952	Compass Minerals International, Inc.	$1,866,406
42,010	Materion Corp.	2,144,610
54,776	Southern Copper Corp.	2,967,764
		$6,978,780
	Paper Packaging - 0.6%
37,434	International Paper Co.	$2,000,099
	Specialty Chemicals - 2.4%
36,985	Celanese Corp., Class A	$3,706,267
740	Givaudan SA	1,683,823
32,115	HB Fuller Co.	1,597,079
29,194	Johnson Matthey Plc	1,246,111
		$8,233,280
Shares		Value
	Steel - 2.4%
69,808	Nucor Corp.	$4,264,571
46,271	Reliance Steel & Aluminum Co.	3,967,275
		$8,231,846
	Total Materials	$31,336,897
	MEDIA - 1.7%
	Broadcasting - 0.8%
53,945	CBS Corp., Class B	$2,772,233
	Publishing - 0.9%
17,681	John Wiley & Sons, Inc., Class A	$1,126,280
33,664	Meredith Corp.	1,811,123
		$2,937,403
	Total Media	$5,709,636
	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.0%
	Pharmaceuticals - 7.0%
137,265	AstraZeneca Plc (A.D.R.)	$4,800,157
53,276	GlaxoSmithKline Plc (A.D.R.)	2,081,494
15,041	Johnson & Johnson	1,927,504
88,624	Merck & Co., Inc.	4,827,349
14,505	Novartis AG (A.D.R.)	1,172,729
164,984	Pfizer, Inc.	5,855,282
32,069	Zoetis, Inc., Class A	2,678,082
	Total Pharmaceuticals, Biotechnology & Life Sciences	$23,342,597
	REAL ESTATE - 2.6%
	Office REIT - 2.1%
28,726	Alexandria Real Estate Equities, Inc.	$3,587,590
36,646	SL Green Realty Corp.	3,548,432
		$7,136,022
	Residential REIT - 0.5%
19,241	Camden Property Trust	$1,619,707
	Total Real Estate	$8,755,729
	RETAILING - 3.1%
	Department Stores - 1.7%
117,356	Nordstrom, Inc.	$5,681,204
	Distributors - 0.8%
28,156	Genuine Parts Co.	$2,529,535
	General Merchandise Stores - 0.6%
29,152	Target Corp.	$2,024,023
	Total Retailing	$10,234,762
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.5%
	Semiconductor Equipment - 1.2%
12,867	Cabot Microelectronics Corp.	$1,378,184
25,152	KLA-Tencor Corp.	2,741,820
		$4,120,004
	Semiconductors - 4.3%
76,272	Microchip Technology, Inc.	$6,968,210
26,724	Taiwan Semiconductor Manufacturing Co., Ltd. (A.D.R.)	1,169,442
25,393	Texas Instruments, Inc.	2,638,079
47,130	Xilinx, Inc.	3,404,671
		$14,180,402
	Total Semiconductors & Semiconductor Equipment	$18,300,406
	SOFTWARE & SERVICES - 1.6%
	IT Consulting & Other Services - 1.3%
21,463	Amdocs, Ltd.	$1,432,011
5,985	International Business Machines Corp.	918,279
29,496	Leidos Holdings, Inc.	1,929,039
		$4,279,329
	Systems Software - 0.3%
26,527	Oracle Corp.	$1,213,610
	Total Software & Services	$5,492,939
	TECHNOLOGY HARDWARE & EQUIPMENT - 3.8%
	Communications Equipment - 1.7%
113,677	Cisco Systems, Inc.	$4,875,606
8,183	Motorola Solutions, Inc.	861,670
		$5,737,276
	Electronic Manufacturing Services - 0.9%
30,862	TE Connectivity, Ltd.	$3,083,114
	Technology Hardware, Storage & Peripherals - 1.2%
178,364	HP, Inc.	$3,909,739
	Total Technology Hardware & Equipment	$12,730,129
	TELECOMMUNICATION SERVICES - 0.9%
	Integrated Telecommunication Services - 0.9%
63,494	BCE, Inc.	$2,732,782
Shares		Value
	Integrated Telecommunication Services – (continued)
3,000	Verizon Communications, Inc.	$143,460
	Total Telecommunication Services	$2,876,242
	UTILITIES - 6.5%
	Electric Utilities - 1.7%
106,630	Alliant Energy Corp.	$4,356,902
21,211	Eversource Energy	1,249,752
		$5,606,654
	Gas Utilities - 1.0%
62,837	National Fuel Gas Co.	$3,232,964
	Multi-Utilities - 3.8%
51,692	Ameren Corp.	$2,927,318
32,746	Consolidated Edison, Inc.	2,552,223
148,410	NiSource, Inc.	3,548,483
61,916	WEC Energy Group, Inc.	3,882,133
		$12,910,157
	Total Utilities	$21,749,775
	TOTAL COMMON STOCKS
	(Cost $262,357,464)	$334,621,224
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 99.9%
	(Cost $262,357,464)	$334,621,224
	OTHER ASSETS AND LIABILITIES - 0.1%	$427,044
	NET ASSETS - 100.0%	$335,048,268

(A.D.R.)	American Depositary Receipts.
REIT	Real Estate Investment Trust.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of March 31, 2018, in valuing the Portfolio's investments.

	Level 1	Level 2	Level 3	Total
Common Stocks	$334,621,224	$–	$–	$334,621,224
Total Investments in Securities	$334,621,224	$–	$–	$334,621,224

During the three months ended March 31, 2018, there were no transfers between Levels 1, 2 and 3.

PIONEER VARIABLE CONTRACTS TRUST

Pioneer Select Mid Cap Growth VCT Portfolio — Class I Shares

                                                                                                              NQ
March 31, 2018

Please refer to your contract prospectus to determine the applicable share class offered under your contract.

Schedule of Investments  |  3/31/18 (unaudited)

Shares		Value
	UNAFFILIATED ISSUERS - 99.5%
	COMMON STOCKS - 99.5% of Net Assets
	AUTOMOBILES & COMPONENTS - 1.1%
	Auto Parts & Equipment - 1.1%
9,470	Aptiv Plc	$804,666
2,913	Lear Corp.	542,080
	Total Automobiles & Components	$1,346,746
	BANKS - 0.9%
	Regional Banks - 0.9%
4,431(a)	SVB Financial Group	$1,063,484
	Total Banks	$1,063,484
	CAPITAL GOODS - 12.5%
	Aerospace & Defense - 1.4%
4,270	L3 Technologies, Inc.	$888,160
13,488	Textron, Inc.	795,387
		$1,683,547
	Building Products - 0.7%
13,995	AO Smith Corp.	$889,942
	Construction & Engineering - 1.4%
7,686(a)	Dycom Industries, Inc.	$827,244
19,086(a)	MasTec, Inc.	897,997
		$1,725,241
	Industrial Conglomerates - 1.5%
6,675	Roper Technologies, Inc.	$1,873,606
	Industrial Machinery - 5.9%
23,731	Albany International Corp., Class A	$1,487,934
22,378	Fortive Corp.	1,734,742
36,131(a)	Gardner Denver Holdings, Inc.	1,108,499
8,054	Stanley Black & Decker, Inc.	1,233,873
21,339	Xylem, Inc.	1,641,396
		$7,206,444
	Trading Companies & Distributors - 1.6%
11,081(a)	United Rentals, Inc.	$1,914,021
	Total Capital Goods	$15,292,801
	COMMERCIAL & PROFESSIONAL SERVICES - 2.2%
	Environmental & Facilities Services - 1.2%
20,131	Waste Connections, Inc.	$1,444,198
	Research & Consulting Services - 1.0%
12,584(a)	Verisk Analytics, Inc., Class A	$1,308,736
	Total Commercial & Professional Services	$2,752,934
	CONSUMER DURABLES & APPAREL - 1.8%
	Apparel, Accessories & Luxury Goods - 1.3%
3,351(a)	PVH Corp.	$507,442
19,347	Tapestry, Inc.	1,017,846
		$1,525,288
	Home Furnishings - 0.5%
2,765(a)	Mohawk Industries, Inc.	$642,088
	Total Consumer Durables & Apparel	$2,167,376
	CONSUMER SERVICES - 7.6%
	Casinos & Gaming - 1.4%
47,301	MGM Resorts International	$1,656,481
	Hotels, Resorts & Cruise Lines - 1.6%
7,109	Hilton Worldwide Holdings, Inc.	$559,905
27,155(a)	Norwegian Cruise Line Holdings, Ltd.	1,438,400
		$1,998,305
	Leisure Facilities - 1.3%
18,316(a)	Planet Fitness, Inc., Class A	$691,795
14,110	Six Flags Entertainment Corp.	878,489
		$1,570,284
	Restaurants - 2.3%
35,937	Brinker International, Inc.	$1,297,326
1,578(a)	Chipotle Mexican Grill, Inc., Class A	509,867
8,697(a)	Dave & Buster's Entertainment, Inc.	363,013
16,296	Yum China Holdings, Inc.	676,284
		$2,846,490
	Specialized Consumer Services - 1.0%
23,118(a)	ServiceMaster Global Holdings, Inc.	$1,175,550
	Total Consumer Services	$9,247,110
	DIVERSIFIED FINANCIALS - 5.1%
	Financial Exchanges & Data - 3.0%
4,215	Cboe Global Markets, Inc.	$480,931
6,125	MarketAxess Holdings, Inc.	1,331,820
Shares		Value
	Financial Exchanges & Data - (continued)
4,896	MSCI, Inc., Class A	$731,805
6,013	S&P Global, Inc.	1,148,844
		$3,693,400
	Investment Banking & Brokerage - 0.9%
19,425	TD Ameritrade Holding Corp.	$1,150,543
	Other Diversified Financial Services - 1.2%
27,704	Voya Financial, Inc.	$1,399,052
	Total Diversified Financials	$6,242,995
	ENERGY - 2.3%
	Oil & Gas Equipment & Services - 1.1%
51,483(a)	Cactus, Inc., Class A	$1,386,437
	Oil & Gas Exploration & Production - 1.2%
6,008	Andeavor	$604,165
36,084	Cabot Oil & Gas Corp.	865,294
		$1,469,459
	Total Energy	$2,855,896
	FOOD, BEVERAGE & TOBACCO - 2.8%
	Distillers & Vintners - 0.6%
3,572	Constellation Brands, Inc., Class A	$814,130
	Packaged Foods & Meats - 1.7%
26,888(a)	Hain Celestial Group, Inc.	$862,298
75,386(a)	Nomad Foods, Ltd.	1,186,576
		$2,048,874
	Soft Drinks - 0.5%
10,849(a)	Monster Beverage Corp.	$620,671
	Total Food, Beverage & Tobacco	$3,483,675
	HEALTH CARE EQUIPMENT & SERVICES - 9.2%
	Health Care Equipment - 2.7%
2,685(a)	ABIOMED, Inc.	$781,308
25,640(a)	Boston Scientific Corp.	700,485
2,728(a)	Edwards Lifesciences Corp.	380,611
5,173(a)	Inogen, Inc.	635,451
6,740(a)	Penumbra, Inc.	779,481
		$3,277,336
	Health Care Services - 0.6%
18,856(a)	Teladoc, Inc.	$759,897
	Health Care Supplies - 2.1%
7,241(a)	Align Technology, Inc.	$1,818,432
2,994	Cooper Cos., Inc.	685,057
		$2,503,489
	Health Care Technology - 0.8%
13,984(a)	Veeva Systems, Inc., Class A	$1,021,112
	Managed Health Care - 3.0%
16,718(a)	Centene Corp.	$1,786,653
3,433	Humana, Inc.	922,893
5,209(a)	WellCare Health Plans, Inc.	1,008,619
		$3,718,165
	Total Health Care Equipment & Services	$11,279,999
	INSURANCE - 1.3%
	Insurance Brokers - 0.8%
7,153	Aon Plc	$1,003,781
	Property & Casualty Insurance - 0.5%
6,114	Allstate Corp.	$579,607
	Total Insurance	$1,583,388
	MATERIALS - 4.2%
	Construction Materials - 1.2%
12,475	Vulcan Materials Co.	$1,424,271
	Fertilizers & Agricultural Chemicals - 0.5%
7,704	FMC Corp.	$589,895
	Forest Products - 0.4%
13,345	Boise Cascade Co.	$515,117
	Metal & Glass Containers - 0.7%
16,291	CCL Industries, Inc., Class B	$822,932
	Paper Packaging - 1.0%
11,538	Packaging Corp. of America	$1,300,333
	Specialty Chemicals - 0.4%
1,212	Sherwin-Williams Co.	$475,250
	Total Materials	$5,127,798
	MEDIA - 1.5%
	Broadcasting - 0.3%
4,620	Nexstar Media Group, Inc., Class A	$307,230
Shares		Value
	Movies & Entertainment - 1.2%
35,693(a)	Live Nation Entertainment, Inc.	$1,504,103
	Total Media	$1,811,333
	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.0%
	Biotechnology - 5.7%
5,760(a)	Alnylam Pharmaceuticals, Inc.	$686,016
16,133(a)	Esperion Therapeutics, Inc.	1,166,900
18,854(a)	Exact Sciences Corp.	760,382
10,693(a)	FibroGen, Inc.	494,017
18,940(a)	Foundation Medicine, Inc.	1,491,525
5,117(a)	Loxo Oncology, Inc.	590,348
7,137(a)	Sage Therapeutics, Inc.	1,149,556
3,426(a)	Sarepta Therapeutics, Inc.	253,832
1,958(a)	Vertex Pharmaceuticals, Inc.	319,115
		$6,911,691
	Life Sciences Tools & Services - 1.4%
6,783(a)	Agilent Technologies, Inc.	$453,783
2,557(a)	Illumina, Inc.	604,526
3,257(a)	Waters Corp.	647,003
		$1,705,312
	Pharmaceuticals - 0.9%
10,515(a)	Nektar Therapeutics, Class A	$1,117,324
	Total Pharmaceuticals, Biotechnology & Life Sciences	$9,734,327
	REAL ESTATE - 1.6%
	Real Estate Services - 0.9%
5,960	Jones Lang LaSalle, Inc.	$1,040,854
	Specialized REIT - 0.7%
5,209(a)	SBA Communications Corp., Class A	$890,322
	Total Real Estate	$1,931,176
	RETAILING - 6.8%
	Apparel Retail - 1.6%
24,687	Ross Stores, Inc.	$1,925,092
	Automotive Retail - 1.7%
8,561(a)	O'Reilly Automotive, Inc.	$2,117,820
	Distributors - 0.7%
21,480(a)	LKQ Corp.	$815,166
	General Merchandise Stores - 2.0%
25,867(a)	Dollar Tree, Inc.	$2,454,779
	Internet Retail - 0.4%
4,883	Expedia Group, Inc.	$539,132
	Specialty Stores - 0.4%
2,496(a)	Ulta Beauty, Inc.	$509,858
	Total Retailing	$8,361,847
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 7.4%
	Semiconductor Equipment - 1.1%
6,662	Lam Research Corp.	$1,353,452
	Semiconductors - 6.3%
16,329	Analog Devices, Inc.	$1,488,062
82,573	Cypress Semiconductor Corp.	1,400,438
14,283(a)	Microchip Technology, Inc.	1,304,895
42,048(a)	Micron Technology, Inc.	2,192,382
55,974(a)	ON Semiconductor Corp.	1,369,124
		$7,754,901
	Total Semiconductors & Semiconductor Equipment	$9,108,353
	SOFTWARE & SERVICES - 16.7%
	Application Software - 5.4%
5,329	Blackbaud, Inc.	$542,545
8,273	Intuit, Inc.	1,434,125
19,614(a)	RealPage, Inc.	1,010,121
12,920(a)	Splunk, Inc.	1,271,199
16,627	SS&C Technologies Holdings, Inc.	891,872
11,021(a)	Synopsys, Inc.	917,388
12,816(a)	Zendesk, Inc.	613,502
		$6,680,752
	Data Processing & Outsourced Services - 5.4%
13,116(a)	Black Knight, Inc.	$617,764
16,152	Fidelity National Information Services, Inc.	1,555,438
3,636(a)	FleetCor Technologies, Inc.	736,290
24,083	Total System Services, Inc.	2,077,399
19,808(a)	Worldpay, Inc., Class A	1,629,010
		$6,615,901
	Internet Software & Services - 2.4%
2,714(a)	CoStar Group, Inc.	$984,313
Shares		Value
	Internet Software & Services - (continued)
38,729(a)	Hortonworks, Inc.	$788,910
7,889(a)	IAC/InterActiveCorp	1,233,682
		$3,006,905
	IT Consulting & Other Services - 1.6%
13,224	DXC Technology Co.	$1,329,409
5,035(a)	Gartner, Inc.	592,216
		$1,921,625
	Systems Software - 1.9%
13,750(a)	ServiceNow, Inc.	$2,274,938
	Total Software & Services	$20,500,121
	TECHNOLOGY HARDWARE & EQUIPMENT - 3.7%
	Communications Equipment - 1.9%
6,736	Harris Corp.	$1,086,382
6,591(a)	Palo Alto Networks, Inc.	1,196,398
		$2,282,780
	Electronic Equipment & Instruments - 0.5%
11,128(a)	Sensata Technologies Holding Plc	$576,764
	Technology Distributors - 0.9%
16,234	CDW Corp.	$1,141,413
	Technology Hardware, Storage & Peripherals - 0.4%
24,902(a)	Pure Storage, Inc., Class A	$496,795
	Total Technology Hardware & Equipment	$4,497,752
	TRANSPORTATION - 2.8%
	Air Freight & Logistics - 1.5%
18,438(a)	XPO Logistics, Inc.	$1,877,173
	Airlines - 1.3%
30,278	American Airlines Group, Inc.	$1,573,245
	Total Transportation	$3,450,418
	TOTAL COMMON STOCKS
	(Cost $93,353,976)	$121,839,529
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 99.5%
	(Cost $93,353,976)	$121,839,529
	OTHER ASSETS AND LIABILITIES - 0.5%	$554,357
	NET ASSETS - 100.0%	$122,393,886

REIT	Real Estate Investment Trust.
(a)	Non-income producing security.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of March 31, 2018, in valuing the Portfolio's investments.

	Level 1	Level 2	Level 3	Total
Common Stocks	$121,839,529	$–	$–	$121,839,529
Total Investments in Securities	$121,839,529	$–	$–	$121,839,529

During the three months ended March 31, 2018, there were no transfers between Levels 1, 2 and 3.

PIONEER VARIABLE CONTRACTS TRUST

Pioneer Bond VCT Portfolio — Class I and II Shares

                                                                                                              NQ
March 31, 2018

Please refer to your contract prospectus to determine the applicable share class offered under your contract

Schedule of Investments | 3/31/18 (unaudited)

Shares		Value
	UNAFFILIATED ISSUERS - 98.5%
	CONVERTIBLE PREFERRED STOCKS - 1.0% of Net Assets
	BANKS - 1.0%
	Diversified Banks - 1.0%
659(a)	Bank of America Corp., 7.25%	$849,748
655(a)	Wells Fargo & Co., 7.5%	844,950
	Total Banks	$1,694,698
	TOTAL CONVERTIBLE PREFERRED STOCKS
	(Cost $1,597,583)	$1,694,698
Principal
Amount
USD ($)		Value
	ASSET BACKED SECURITIES - 3.4% of Net Assets
100,000	Avid Automobile Receivables Trust, Series 2018-1, Class B, 3.85%, 7/15/24 (144A)	$99,261
6,828(b)	Bayview Financial Mortgage Pass-Through Trust, Series 2006-A, Class 1A4, 6.087%, 2/28/41	6,819
240,117(c)	Bayview Koitere Fund Trust, Series 2017-RT4, Class A, 3.5%, 7/28/57 (144A)	241,721
100,000	BCC Funding Corp. X, Series 2015-1, Class C, 3.622%, 11/20/20 (144A)	99,514
6,746(d)	Bear Stearns Asset Backed Securities I Trust, Series 2005-FR1, Class M1, 2.622% (1 Month USD LIBOR + 75 bps), 6/25/35	6,752
6,397(d)	Bear Stearns Asset Backed Securities Trust, Series 2006-SD2, Class A3, 2.362% (1 Month USD LIBOR + 49 bps), 6/25/36	6,348
409,228(c)	Citigroup Mortgage Loan Trust, Inc., Series 2017-RP2, Class A1, 3.25%, 7/25/67 (144A)	402,100
322,409(c)	Citigroup Mortgage Loan Trust, Inc., Series 2018-RP1, Class A1, 2.996%, 9/25/64 (144A)	320,060
100,000	CoreVest American Finance Trust, Series 2017-1, Class C, 3.756%, 10/15/49 (144A)	98,281
52,099(b)	Credit-Based Asset Servicing & Securitization LLC, Series 2005-CB6, Class A3, 3.715%, 7/25/35	51,908
171,938	Domino's Pizza Master Issuer LLC, Series 2015-1A, Class A2I, 3.484%, 10/25/45 (144A)	171,638
36,367(b)	Equifirst Mortgage Loan Trust, Series 2003-1, Class IF1, 4.01%, 12/25/32	36,630
131,610(d)	Fieldstone Mortgage Investment Trust, Series 2005-3, Class 1A, 2.362% (1 Month USD LIBOR + 49 bps), 2/25/36	130,065
45,000	First Investors Auto Owner Trust, Series 2015-2A, Class D, 4.22%, 12/15/21 (144A)	45,330
150,000	GLS Auto Receivables Trust, Series 2017-1A, Class B, 2.98%, 12/15/21 (144A)	149,004
4,862(d)	GSRPM Mortgage Loan Trust, Series 2006-2, Class A2, 2.172% (1 Month USD LIBOR + 30 bps), 9/25/36 (144A)	4,858
100,000(d)	Hertz Fleet Lease Funding LP, Series 2016-1, Class E, 5.24% (1 Month USD LIBOR + 350 bps), 4/10/30 (144A)	100,460
23,394	Icon Brand Holdings LLC, Series 2013-1A, Class A2, 4.352%, 1/25/43 (144A)	21,665
100,000(d)	Invitation Homes Trust, Series 2018-SFR1, Class C, 3.058% (1 Month USD LIBOR + 125 bps), 3/17/37 (144A)	100,620
29,271	JG Wentworth XXII LLC, Series 2010-3A, Class A, 3.82%, 12/15/48 (144A)	29,762
200,000	Kabbage Asset Securitization LLC, Series 2017-1, Class A, 4.571%, 3/15/22 (144A)	203,620
200,000	Leaf Receivables Funding 12 LLC, Series 2017-1, Class C, 2.83%, 4/15/22 (144A)	195,662
200,000	Leaf Receivables Funding 12 LLC, Series 2017-1, Class D, 3.1%, 4/15/22 (144A)	195,401
100,000	Nationstar HECM Loan Trust, Series 2017-1A, Class M1, 2.942%, 5/25/27 (144A)	99,290
17,046(d)	New Century Home Equity Loan Trust, Series 2005-1, Class A2C, 2.572% (1 Month USD LIBOR + 70 bps), 3/25/35	17,054
200,000	New Residential Advance Receivables Trust Advance Receivables Backed Notes, Series 2016-T2, Class BT2, 3.02%, 10/15/49 (144A)	197,696
192,565(d)	Newtek Small Business Loan Trust, Series 2017-1, Class A, 3.872% (1 Month USD LIBOR + 200 bps), 2/15/43 (144A)	192,391
219,871(d)	NovaStar Mortgage Funding Trust, Series 2005-3, Class M1, 2.547% (1 Month USD LIBOR + 68 bps), 1/25/36	219,491
100,000	Ocwen Master Advance Receivables Trust, Series 2017-T1, Class DT1, 3.536%, 9/15/48 (144A)	100,139
300,000(d)	Option One Mortgage Loan Trust, Series 2005-3, Class M2, 2.607% (1 Month USD LIBOR + 74 bps), 8/25/35	299,854
100,000	Progress Residential Trust, Series 2017-SFR2, Class B, 3.196%, 12/17/34 (144A)	98,644
4,309(d)	RAAC Trust, Series 2006-RP2, Class A, 2.122% (1 Month USD LIBOR + 25 bps), 2/25/37 (144A)	4,301
169,459(b)	RCO Mortgage LLC, Series 2017-1, Class A1, 3.375%, 8/25/22 (144A)	168,782
92,646	SCF Equipment Leasing LLC, Series 2017-2A, Class A, 3.41%, 12/20/23 (144A)	91,391
46,465	SCF Equipment Trust LLC, Series 2016-1A, Class A, 3.62%, 11/20/21 (144A)	46,335
98,542	STORE Master Funding I LLC, Series 2015-1A, Class A1, 3.75%, 4/20/45 (144A)	97,358
586(b)	Structured Asset Securities Corp., Series 2004-19XS, Class A6B, 5.006%, 10/25/34	601
17,652(b)	Terwin Mortgage Trust, Series 2005-16HE, Class AF2, 4.761%, 9/25/36	17,724
100,000	Tidewater Sales Finance Master Trust, Series 2017-AA, Class A, 4.55%, 4/15/21 (144A)	100,035
347,169(c)	Towd Point Mortgage Trust 2015-3, Series 2015-3, Class A1B, 3.0%, 3/25/54 (144A)	346,169
500,000(c)	Towd Point Mortgage Trust, Series 2017-6, Class M1, 3.25%, 10/25/57 (144A)	481,405
200,000(d)	Trafigura Securitisation Finance Plc, Series 2017-1A, Class A1, 2.627% (1 Month USD LIBOR + 85 bps), 12/15/20 (144A)	200,868
210,000	United Auto Credit Securitization Trust, Series 2017-1, Class C, 2.71%, 1/10/22 (144A)	209,162
23,594	Welk Resorts LLC, Series 2015-AA, Class A, 2.79%, 6/16/31 (144A)	23,242
155,261	Westgate Resorts LLC, Series 2017-1A, Class A, 3.05%, 12/20/30 (144A)	154,261
100,000	WRG Debt Funding II LLC, Series 2017-1, Class A, 4.458%, 3/15/26 (144A)	99,375
	TOTAL ASSET BACKED SECURITIES
	(Cost $6,011,997)	$5,983,047
Principal
Amount
USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - 20.0% of Net Assets
250,000	A10 Term Asset Financing LLC, Series 2017-1A, Class B, 3.15%, 3/15/36 (144A)	$245,985
109,093(c)	Agate Bay Mortgage Trust, Series 2015-1, Class A13, 3.5%, 1/25/45 (144A)	107,376
81,173(c)	Agate Bay Mortgage Trust, Series 2015-5, Class A3, 3.5%, 7/25/45 (144A)	80,610
169,121(c)	Agate Bay Mortgage Trust, Series 2015-6, Class B1, 3.614%, 9/25/45 (144A)	166,834
287,450(c)	Agate Bay Mortgage Trust, Series 2016-3, Class A5, 3.5%, 8/25/46 (144A)	288,933
100,000	American Homes 4 Rent, Series 2015-SFR1, Class C, 4.11%, 4/17/52 (144A)	102,019
125,000(d)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2017-FL1, Class B, 4.277% (1 Month USD LIBOR + 250 bps), 4/15/27 (144A)	128,750
135,986	B2R Mortgage Trust, Series 2015-1, Class A1, 2.524%, 5/15/48 (144A)	134,341
200,000(d)	BAMLL Commercial Mortgage Securities Trust, Series 2014-FL1, Class B, 3.788% (1 Month USD LIBOR + 220 bps), 12/15/31 (144A)	201,208
360,000	BANK, Series 2017-BNK7, Class AS, 3.748%, 9/15/60	360,787
190,875(c)	Bayview Opportunity Master Fund IVb Trust, Series 2016-SPL2, Class A, 4.0%, 6/28/53 (144A)	193,436
227,194(c)	Bayview Opportunity Master Fund IVb Trust, Series 2017-RT2, Class A, 3.5%, 8/28/57 (144A)	228,007
250,000	Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615%, 2/15/51	251,373
100,000	CCRESG Commercial Mortgage Trust, Series 2016-HEAT, Class A, 3.357%, 4/10/29 (144A)	98,698
12,704(c)	CHL Mortgage Pass-Through Trust, Series 2003-56, Class 4A2, 3.755%, 12/25/33	13,012
250,000(c)	Citigroup Commercial Mortgage Trust, Series 2014-GC19, Class B, 4.805%, 3/10/47	259,171
250,000(c)	Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class B, 4.345%, 10/10/47	253,893
150,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A5, 3.137%, 2/10/48	147,489
147,483	Colony American Finance, Ltd., Series 2015-1, Class A, 2.896%, 10/15/47 (144A)	146,677
25,000	COMM Mortgage Trust, Series 2012-CR2, Class AM, 3.791%, 8/15/45	25,394
250,000	COMM Mortgage Trust, Series 2012-CR4, Class AM, 3.251%, 10/15/45	245,823
200,000(c)	COMM Mortgage Trust, Series 2013-CR11, Class C, 5.167%, 8/10/50 (144A)	205,094
50,000	COMM Mortgage Trust, Series 2013-LC6, Class A4, 2.941%, 1/10/46	49,425
233,783(c)	COMM Mortgage Trust, Series 2014-CR20, Class C, 4.504%, 11/10/47	234,196
100,000(d)	COMM Mortgage Trust, Series 2014-FL5, Class B, 3.89% (1 Month USD LIBOR + 215 bps), 10/15/31 (144A)	99,538
150,000	COMM Mortgage Trust, Series 2014-UBS4, Class A4, 3.42%, 8/10/47	150,603
100,000(c)	COMM Mortgage Trust, Series 2015-CR25, Class B, 4.546%, 8/10/48	103,893
150,000	COMM Mortgage Trust, Series 2015-LC23, Class A4, 3.774%, 10/10/48	152,326
246,708	Commercial Mortgage Pass Through Certificates, Series 2012-CR3, Class A3, 2.822%, 10/15/45	242,905
195,829	Commercial Mortgage Pass Through Certificates, Series 2016-CR28, Class AHR, 3.651%, 2/10/49	198,078
300,000(c)	CSAIL Commercial Mortgage Trust, Series 2016-C5, Class C, 4.536%, 11/15/48	301,551
100,000	CSAIL Commercial Mortgage Trust, Series 2016-C6, Class A5, 3.09%, 1/15/49	96,873
123,827(c)	CSMC Trust, Series 2013-IVR3, Class A1, 2.5%, 5/25/43 (144A)	114,994
265,165(c)	CSMC Trust, Series 2013-IVR3, Class B4, 3.46%, 5/25/43 (144A)	250,589
330,083(c)	CSMC Trust, Series 2013-TH1, Class A1, 2.13%, 2/25/43 (144A)	308,404
174,941(c)	CSMC Trust, Series 2014-WIN1, Class B3, 3.932%, 9/25/44 (144A)	171,889
251,774(c)	CSMC Trust, Series 2015-2, Class A13, 3.0%, 2/25/45 (144A)	247,890
334,332(c)	CSMC Trust, Series 2017-HL2, Class A1, 3.5%, 10/25/47 (144A)	328,672
185,954(c)	CSMLT Trust, Series 2015-1, Class A9, 3.5%, 5/25/45 (144A)	184,479
250,000	DBJPM Mortgage Trust, Series 2016-C3, Class A5, 2.89%, 9/10/49	238,422
347,974(c)	Deephaven Residential Mortgage Trust, Series 2017-3A, Class A1, 2.577%, 10/25/47 (144A)	345,277
230,996(c)	Deephaven Residential Mortgage Trust, Series 2018-1A, Class A1, 2.976%, 12/25/57 (144A)	230,991
35,932	Federal Home Loan Mortgage Corp. REMICS, Series 2944, Class OH, 5.5%, 3/15/35	38,504
194,013	Federal Home Loan Mortgage Corp. Whole Loan Securities Trust, Series 2017-SC02, Class 2A1, 3.5%, 5/25/47	195,282
7,008	Federal National Mortgage Association REMICS, Series 2009-36, Class HX, 4.5%, 6/25/29	7,268
550,000	Federal National Mortgage Association REMICS, Series 2013-61, Class BY, 3.0%, 6/25/43	513,963
402,350(c)	Flagstar Mortgage Trust, Series 2017-2, Class A3, 3.5%, 10/25/47 (144A)	398,405
376,225(c)	Flagstar Mortgage Trust, Series 2018-1, Class A3, 3.5%, 3/25/48 (144A)	372,536
200,000(c)	FREMF Mortgage Trust, Series 2012-K710, Class B, 3.813%, 6/25/47 (144A)	201,998
64,557(d)	FREMF Mortgage Trust, Series 2014-KF05, Class B, 5.67% (1 Month USD LIBOR + 400 bps), 9/25/22 (144A)	67,180
66,686(d)	FREMF Mortgage Trust, Series 2014-KS02, Class B, 6.67% (1 Month USD LIBOR + 500 bps), 8/25/23 (144A)	66,431
125,000(c)	FREMF Mortgage Trust, Series 2015-K51, Class B, 3.953%, 10/25/48 (144A)	126,331
100,000(c)	GAHR Commercial Mortgage Trust, Series 2015-NRF, Class CFX, 3.382%, 12/15/34 (144A)	99,837
224,639(c)	Galton Funding Mortgage Trust, Series 2018-1, Class A23, 3.5%, 11/25/57 (144A)	224,205
28,998	Government National Mortgage Association, Series 2005-61, Class UZ, 5.25%, 8/16/35	31,009
18,850	Government National Mortgage Association, Series 2012-130, Class PA, 3.0%, 4/20/41	18,742
2,429,955(c)(e)	Government National Mortgage Association, Series 2017-21, Class IO, 0.802%, 10/16/58	191,161
224,671	Government National Mortgage Association, Series 2018-20, Class A, 2.5%, 9/16/49	220,462
25,000	GS Mortgage Securities Corp. II, Series 2013-GC10, Class B, 3.682%, 2/10/46 (144A)	24,954
200,000(c)	GS Mortgage Securities Trust, Series 2013-GC12, Class C, 4.179%, 6/10/46	195,400
50,000(c)	Irvine Core Office Trust, Series 2013-IRV, Class A2, 3.174%, 5/15/48 (144A)	49,914
98,282	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C5, Class A3, 4.171%, 8/15/46	101,237
200,000(c)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-C8, Class B, 3.977%, 10/15/45 (144A)	201,904
450,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A5, 2.84%, 12/15/47	442,108
Principal
Amount
USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
100,000(d)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-FL4, Class C, 3.977% (1 Month USD LIBOR + 220 bps), 12/15/30 (144A)	$100,193
85,864(d)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-FL5, Class C, 3.688% (1 Month USD LIBOR + 210 bps), 7/15/31 (144A)	85,823
520,809(c)	JP Morgan Mortgage Trust 2017-2, Series 2017-2, Class A5, 3.5%, 5/25/47 (144A)	520,890
113,878(c)	JP Morgan Mortgage Trust, Series 2013-1, Class 2A3, 3.0%, 3/25/43 (144A)	112,877
77,510(c)	JP Morgan Mortgage Trust, Series 2014-2, Class AM, 3.403%, 6/25/29 (144A)	75,817
121,308(c)	JP Morgan Mortgage Trust, Series 2015-4, Class 1A4, 3.5%, 6/25/45 (144A)	120,497
263,992(c)	JP Morgan Mortgage Trust, Series 2016-1, Class A3, 3.5%, 5/25/46 (144A)	262,146
387,558(c)	JP Morgan Mortgage Trust, Series 2016-3, Class 2A1, 3.0%, 10/25/46 (144A)	383,183
842,698(c)	JP Morgan Mortgage Trust, Series 2016-4, Class A5, 3.5%, 10/25/46 (144A)	845,463
278,728(c)	JP Morgan Mortgage Trust, Series 2016-4, Class A13, 3.5%, 10/25/46 (144A)	275,792
349,758(c)	JP Morgan Mortgage Trust, Series 2017-1, Class A2, 3.5%, 1/25/47 (144A)	347,094
589,321(c)	JP Morgan Mortgage Trust, Series 2017-1, Class A3, 3.5%, 1/25/47 (144A)	589,044
320,000(c)	JP Morgan Mortgage Trust, Series 2017-1, Class A6, 3.5%, 1/25/47 (144A)	317,238
194,399(c)	JP Morgan Mortgage Trust, Series 2017-2, Class A6, 3.0%, 5/25/47 (144A)	191,514
367,624(c)	JP Morgan Mortgage Trust, Series 2017-3, Class 1A3, 3.5%, 8/25/47 (144A)	364,823
333,490(c)	JP Morgan Mortgage Trust, Series 2017-3, Class 1A5, 3.5%, 8/25/47 (144A)	333,542
201,318(c)	JP Morgan Mortgage Trust, Series 2017-3, Class 1A13, 3.5%, 8/25/47 (144A)	198,880
385,123(c)	JP Morgan Mortgage Trust, Series 2017-3, Class 2A2, 2.5%, 8/25/47 (144A)	373,990
319,865(c)	JP Morgan Mortgage Trust, Series 2017-4, Class A5, 3.5%, 11/25/48 (144A)	319,915
423,483(c)	JP Morgan Mortgage Trust, Series 2017-4, Class A6, 3.0%, 11/25/48 (144A)	419,043
333,416(c)	JP Morgan Mortgage Trust, Series 2017-5, Class A1A, 3.0%, 10/26/48 (144A)	331,948
150,416(c)	JP Morgan Mortgage Trust, Series 2017-5, Class B1, 3.184%, 10/26/48 (144A)	147,597
336,624(c)	JP Morgan Mortgage Trust, Series 2017-6, Class A5, 3.5%, 12/25/48 (144A)	336,677
192,109(c)	JP Morgan Mortgage Trust, Series 2018-1, Class A5, 3.5%, 6/25/48 (144A)	192,079
500,000(c)	JP Morgan Mortgage Trust, Series 2018-3, Class A5, 3.5%, 4/25/48 (144A)	498,597
263,228(c)	JP Morgan Trust, Series 2015-1, Class B1, 2.717%, 12/25/44 (144A)	262,159
68,937(c)	JP Morgan Trust, Series 2015-3, Class A6, 3.0%, 5/25/45 (144A)	68,689
235,541(c)	JP Morgan Trust, Series 2015-6, Class A3, 3.5%, 10/25/45 (144A)	233,894
200,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class A4, 3.801%, 9/15/47	204,813
150,000(c)	JPMDB Commercial Mortgage Securities Trust, Series 2016-C2, Class B, 3.99%, 6/15/49	150,325
100,000(c)	JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class D, 3.095%, 12/15/49 (144A)	79,329
134,409(d)	La Hipotecaria Panamanian Mortgage Trust, Series 2007-1GA, Class A, 4.523% (Panamanian Mortgage Reference Rate - 125 bps), 12/23/36 (144A)	131,889
40,471(d)	La Hipotecaria Panamanian Mortgage Trust, Series 2010-1GA, Class A, 2.25% (Panamanian Mortgage Reference Rate - 300 bps), 9/8/39 (144A)	41,331
100,000(c)	LSTAR Commercial Mortgage Trust, Series 2015-3, Class AS, 3.112%, 4/20/48 (144A)	96,992
252,309(c)	Metlife Securitization Trust, Series 2017-1A, Class A, 3.0%, 4/25/55 (144A)	250,474
150,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A4, 2.858%, 11/15/45	148,420
100,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class D, 3.068%, 10/15/48	82,577
311,334(c)	NRP Mortgage Trust, Series 2013-1, Class A1, 3.25%, 7/25/43 (144A)	304,706
237,035(c)	NRP Mortgage Trust, Series 2013-1, Class B2, 3.313%, 7/25/43 (144A)	230,563
323,681(c)	PMT Loan Trust, Series 2013-J1, Class A11, 3.5%, 9/25/43 (144A)	321,822
600,000(c)	PSMC Trust, Series 2018-1, Class A3, 3.5%, 2/25/48 (144A)	599,250
359,167(b)	Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 2.25%, 7/25/56	346,992
186,218(c)	Sequoia Mortgage Trust, Series 2012-1, Class 2A1, 3.474%, 1/25/42	185,104
62,555(c)	Sequoia Mortgage Trust, Series 2012-6, Class A2, 1.808%, 12/25/42	58,680
889,876(c)	Sequoia Mortgage Trust, Series 2013-2, Class A, 1.874%, 2/25/43	813,403
124,767(c)	Sequoia Mortgage Trust, Series 2013-4, Class A1, 2.325%, 4/25/43	116,696
454,975(c)	Sequoia Mortgage Trust, Series 2013-4, Class A2, 2.5%, 4/25/43	431,924
268,115(c)	Sequoia Mortgage Trust, Series 2013-4, Class B1, 3.489%, 4/25/43	263,328
436,451(c)	Sequoia Mortgage Trust, Series 2013-5, Class A2, 3.0%, 5/25/43 (144A)	423,624
445,308(c)	Sequoia Mortgage Trust, Series 2013-6, Class A1, 2.5%, 5/25/43	424,973
333,262(c)	Sequoia Mortgage Trust, Series 2013-6, Class A2, 3.0%, 5/25/43	324,204
103,484(c)	Sequoia Mortgage Trust, Series 2013-7, Class A1, 2.5%, 6/25/43	99,183
405,547(c)	Sequoia Mortgage Trust, Series 2013-7, Class A2, 3.0%, 6/25/43	393,759
413,439(c)	Sequoia Mortgage Trust, Series 2013-10, Class A1, 3.5%, 8/25/43 (144A)	411,452
71,503(c)	Sequoia Mortgage Trust, Series 2015-1, Class A2, 3.0%, 1/25/45 (144A)	69,447
669,586(c)	Sequoia Mortgage Trust, Series 2015-1, Class A6, 2.5%, 1/25/45 (144A)	660,170
239,982(c)	Sequoia Mortgage Trust, Series 2015-2, Class A1, 3.5%, 5/25/45 (144A)	238,529
370,439(c)	Sequoia Mortgage Trust, Series 2017-2, Class A1, 3.5%, 3/25/47 (144A)	369,724
256,761(c)	Sequoia Mortgage Trust, Series 2017-3, Class A1, 3.5%, 4/25/47 (144A)	253,130
301,618(c)	Sequoia Mortgage Trust, Series 2017-5, Class A1, 3.5%, 8/25/47 (144A)	299,261
184,906(c)	Sequoia Mortgage Trust, Series 2017-6, Class A1, 3.5%, 9/25/47 (144A)	183,284
297,451(c)	Sequoia Mortgage Trust, Series 2017-7, Class A1, 3.5%, 10/25/47 (144A)	294,714
118,698(c)	Sequoia Mortgage Trust, Series 2017-CH2, Class A1, 4.0%, 12/25/47 (144A)	120,274
172,386(c)	Sequoia Mortgage Trust, Series 2018-2, Class A4, 3.5%, 2/25/48 (144A)	172,823
436,761(c)	Sequoia Mortgage Trust, Series 2018-3, Class A4, 3.5%, 3/25/48 (144A)	437,866
296,460(c)	Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.0%, 2/25/48 (144A)	300,423
175,684(c)	Shellpoint Co-Originator Trust, Series 2016-1, Class 2A3, 3.0%, 10/25/31 (144A)	172,295
235,504(c)	Shellpoint Co-Originator Trust, Series 2017-1, Class A1, 3.5%, 4/25/47 (144A)	233,636
366,621(c)	Shellpoint Co-Originator Trust, Series 2017-2, Class A1, 3.5%, 10/25/47 (144A)	362,896
Principal
Amount
USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
200,000(d)	Starwood Waypoint Homes Trust, Series 2017-1, Class B, 2.947% (1 Month USD LIBOR + 117 bps), 1/17/35 (144A)	$201,072
265,000(c)	Towd Point Mortgage Trust, Series 2015-6, Class M1, 3.75%, 4/25/55 (144A)	269,472
430,000(c)	Towd Point Mortgage Trust, Series 2017-2, Class A2, 3.25%, 4/25/57 (144A)	426,362
360,000(c)	Towd Point Mortgage Trust, Series 2017-3, Class A2, 3.0%, 7/25/57 (144A)	349,221
343,461	Towd Point Mortgage Trust, Series 2017-5, Class XA, 3.5%, 2/25/57 (144A)	340,076
390,000(c)	Towd Point Mortgage Trust, Series 2017-6, Class A2, 3.0%, 10/25/57 (144A)	376,595
150,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class ASB, 3.477%, 8/15/50	151,868
260,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class A4, 3.617%, 9/15/57	261,735
250,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C32, Class A3, 3.294%, 1/15/59	246,488
200,000	Wells Fargo Commercial Mortgage Trust, Series 2016-LC24, Class A3, 2.684%, 10/15/49	188,068
100,000(c)	WFRBS Commercial Mortgage Trust, Series 2013-C12, Class D, 4.414%, 3/15/48 (144A)	92,601
150,000	WFRBS Commercial Mortgage Trust, Series 2013-C16, Class A4, 4.136%, 9/15/46	156,033
210,484(c)	WinWater Mortgage Loan Trust, Series 2015-4, Class A3, 3.5%, 6/20/45 (144A)	209,472
142,736(c)	WinWater Mortgage Loan Trust, Series 2015-5, Class B3, 3.798%, 8/20/45 (144A)	139,506
85,242(c)	WinWater Mortgage Loan Trust, Series 2016-1, Class 1A5, 3.5%, 1/20/46 (144A)	84,185
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $35,279,770)	$34,631,179
	CORPORATE BONDS - 36.5% of Net Assets
	AUTOMOBILES & COMPONENTS - 0.9%
	Auto Parts & Equipment - 0.1%
250,000	Dana Financing Luxembourg S.a.r.l., 6.5%, 6/1/26 (144A)	$260,000
	Automobile Manufacturers - 0.8%
225,000	Ford Motor Credit Co., LLC, 2.24%, 6/15/18	$224,714
200,000	Ford Motor Credit Co., LLC, 3.219%, 1/9/22	196,629
280,000	Ford Motor Credit Co., LLC, 4.389%, 1/8/26	278,398
255,000	Nissan Motor Acceptance Corp., 3.15%, 3/15/21 (144A)	255,017
350,000	Toyota Motor Credit Corp., 2.125%, 7/18/19	347,849
		$1,302,607
	Total Automobiles & Components	$1,562,607
	BANKS - 4.4%
	Diversified Banks - 3.4%
200,000	Australia & New Zealand Banking Group, Ltd., 4.5%, 3/19/24 (144A)	$203,923
200,000	Bank of America Corp., 4.2%, 8/26/24	203,135
250,000	Barclays Plc, 4.375%, 1/12/26	250,259
75,000	BBVA Bancomer SA, 4.375%, 4/10/24 (144A)	75,938
200,000(c)	BBVA Bancomer SA, 5.125% (5 Year CMT Index + 265 bps), 1/18/33 (144A)	192,000
75,000	BBVA Bancomer SA, 6.5%, 3/10/21 (144A)	79,687
450,000(a)(c)	BNP Paribas SA, 7.625% (5 Year USD Swap Rate + 631 bps) (144A)	483,188
250,000	BPCE SA, 2.25%, 1/27/20	246,422
200,000	BPCE SA, 4.875%, 4/1/26 (144A)	205,599
745,000(d)	Canadian Imperial Bank of Commerce, 2.093% (3 Month USD LIBOR + 32 bps), 2/2/21	745,479
90,000	Cooperatieve Rabobank UA, 3.875%, 2/8/22	91,770
250,000	Cooperatieve Rabobank UA, 3.95%, 11/9/22	252,625
250,000	Credit Suisse Group Funding Guernsey, Ltd., 3.8%, 9/15/22	251,747
150,000	HSBC Bank Plc, 7.65%, 5/1/25	179,130
400,000(a)(c)	ING Groep NV, 6.5% (5 Year USD Swap Rate + 445 bps)	412,500
400,000	Lloyds Banking Group Plc, 4.65%, 3/24/26	401,461
200,000	Nordea Bank AB, 4.25%, 9/21/22 (144A)	205,248
300,000	Nordea Bank AB, 4.875%, 5/13/21 (144A)	312,281
435,000(a)(c)	Royal Bank of Scotland Group Plc, 8.625% (5 Year USD Swap Rate + 760 bps)	472,519
400,000(a)(c)	Societe Generale SA, 7.375% (5 Year USD Swap Rate + 624 bps) (144A)	425,500
200,000	Standard Chartered Plc, 3.95%, 1/11/23 (144A)	197,029
		$5,887,440
	Regional Banks - 0.7%
300,000	KeyCorp, 5.1%, 3/24/21	$316,567
425,000	SunTrust Bank, 2.45%, 8/1/22	409,468
495,000(c)	SunTrust Bank, 2.59% (3 Month USD LIBOR + 30 bps), 1/29/21	491,706
		$1,217,741
	Thrifts & Mortgage Finance - 0.3%
255,000	Nationwide Building Society, 4.0%, 9/14/26 (144A)	$245,702
250,000(c)	Nationwide Building Society, 4.125% (5 Year USD 1100 Run ICE Swap Rate + 185 bps), 10/18/32 (144A)	237,634
		$483,336
	Total Banks	$7,588,517
	CAPITAL GOODS - 2.0%
	Aerospace & Defense - 1.2%
168,000	Embraer Netherlands Finance BV, 5.4%, 2/1/27	$177,509
314,000	L3 Technologies, Inc., 3.95%, 5/28/24	315,849
410,000	Lockheed Martin Corp., 3.1%, 1/15/23	407,529
470,000	Rockwell Collins, Inc., 3.2%, 3/15/24	456,837
285,000	Spirit AeroSystems, Inc., 3.85%, 6/15/26	281,205
355,000(b)	United Technologies Corp., 1.778%, 5/4/18	354,696
		$1,993,625
Principal
Amount
USD ($)		Value
	Building Products - 0.6%
270,000	Fortune Brands Home & Security, Inc., 3.0%, 6/15/20	$268,720
225,000	Masco Corp., 4.375%, 4/1/26	228,487
19,000	Masco Corp., 5.95%, 3/15/22	20,561
210,000	Owens Corning, 3.4%, 8/15/26	202,253
175,000	Owens Corning, 4.2%, 12/1/24	178,584
160,000	Standard Industries, Inc., 5.5%, 2/15/23 (144A)	165,600
		$1,064,205
	Construction & Engineering - 0.0%†
40,000	Amsted Industries, Inc., 5.0%, 3/15/22 (144A)	$40,100
40,000	Amsted Industries, Inc., 5.375%, 9/15/24 (144A)	40,000
		$80,100
	Industrial Conglomerates - 0.2%
250,000	General Electric Co., 5.3%, 2/11/21	$262,150
	Total Capital Goods	$3,400,080
	COMMERCIAL & PROFESSIONAL SERVICES - 0.2%
	Environmental & Facilities Services - 0.1%
175,000	Republic Services, Inc., 2.9%, 7/1/26	$164,008
	Research & Consulting Services - 0.1%
222,000	Verisk Analytics, Inc., 5.5%, 6/15/45	$247,084
	Total Commercial & Professional Services	$411,092
	CONSUMER DURABLES & APPAREL - 0.2%
	Homebuilding - 0.2%
195,000	Lennar Corp., 4.75%, 4/1/21	$198,412
165,000	Meritage Homes Corp., 6.0%, 6/1/25 (144A)	169,150
	Total Consumer Durables & Apparel	$367,562
	CONSUMER SERVICES - 0.1%
	Education Services - 0.1%
25,000	Massachusetts Institute of Technology, 5.6%, 7/1/11	$32,864
50,000	President & Fellows of Harvard College, 2.3%, 10/1/23	48,153
100,000	Tufts University, 5.017%, 4/15/12	112,430
	Total Consumer Services	$193,447
	DIVERSIFIED FINANCIALS - 3.6%
	Asset Management & Custody Banks - 0.5%
345,000(d)	Bank of New York Mellon Corp., 2.817% (3 Month USD LIBOR + 105 bps), 10/30/23	$350,653
275,000	Blackstone Holdings Finance Co., LLC, 6.25%, 8/15/42 (144A)	344,601
125,000	Legg Mason, Inc., 3.95%, 7/15/24	125,375
100,000	Legg Mason, Inc., 4.75%, 3/15/26	104,564
		$925,193
	Consumer Finance - 0.7%
100,000	Ally Financial, Inc., 4.625%, 3/30/25	$98,750
200,000	Ally Financial, Inc., 5.125%, 9/30/24	204,250
400,000	Capital One Financial Corp., 3.75%, 4/24/24	397,077
440,000	General Motors Financial Co., Inc., 4.0%, 1/15/25	433,785
		$1,133,862
	Diversified Capital Markets - 0.8%
400,000(a)(c)	Credit Suisse Group AG, 7.125% (5 Year USD Swap Rate + 511 bps)	$418,000
200,000(d)	ICBCIL Finance Co., Ltd., 3.49% (3 Month USD LIBOR + 167 bps), 11/13/18 (144A)	201,181
180,000(c)	Macquarie Group, Ltd., 3.189% (3 Month USD LIBOR + 102 bps), 11/28/23 (144A)	173,376
190,000	Macquarie Group, Ltd., 6.0%, 1/14/20 (144A)	198,899
400,000(a)(c)	UBS Group AG, 7.125% (5 Year USD Swap Rate + 588 bps)	421,248
		$1,412,704
	Investment Banking & Brokerage - 0.7%
125,000	E*TRADE Financial Corp., 2.95%, 8/24/22	$121,682
286,000(c)	Goldman Sachs Group, Inc., 3.272% (3 Month USD LIBOR + 120 bps), 9/29/25	275,318
325,000	Morgan Stanley, 4.1%, 5/22/23	329,373
225,000	TD Ameritrade Holding Corp., 3.3%, 4/1/27	219,492
250,000	UBS AG, 7.625%, 8/17/22	280,625
		$1,226,490
	Other Diversified Financial Services - 0.2%
400,000	Hyundai Capital Services, Inc., 3.0%, 8/29/22 (144A)	$388,561
	Specialized Finance - 0.7%
500,000	MassMutual Global Funding II, 2.75%, 6/22/24 (144A)	$482,837
200,000	MassMutual Global Funding II, 2.95%, 1/11/25 (144A)	193,590
450,000	USAA Capital Corp., 2.45%, 8/1/20 (144A)	445,118
		$1,121,545
	Total Diversified Financials	$6,208,355
	ENERGY - 5.0%
	Integrated Oil & Gas - 0.7%
225,000	BP Capital Markets Plc, 3.062%, 3/17/22	$223,801
225,000	Chevron Corp., 2.193%, 11/15/19	223,631
165,000	Petroleos Mexicanos, 3.5%, 1/30/23	158,565
Principal
Amount
USD ($)		Value
	Integrated Oil & Gas – (continued)
335,000	Petroleos Mexicanos, 6.5%, 3/13/27	$357,780
		$1,160,795
200,000	Sinopec Group Overseas Development 2015, Ltd., 2.5%, 4/28/20 (144A)	197,018
	Oil & Gas Drilling - 0.2%
235,000	Rowan Cos., Inc., 4.75%, 1/15/24	$195,638
128,000	Rowan Cos., Inc., 5.85%, 1/15/44	90,880
		$286,518
	Oil & Gas Exploration & Production - 0.4%
229,000	Canadian Natural Resources, Ltd., 6.25%, 3/15/38	$276,511
80,000	Canadian Natural Resources, Ltd., 6.75%, 2/1/39	100,091
200,000	CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	202,751
145,000	Newfield Exploration Co., 5.625%, 7/1/24	152,975
		$732,328
	Oil & Gas Refining & Marketing - 0.3%
42,000	Motiva Enterprises LLC, 5.75%, 1/15/20 (144A)	$43,691
75,000	Motiva Enterprises LLC, 6.85%, 1/15/40 (144A)	89,924
312,000	Valero Energy Corp., 6.625%, 6/15/37	393,939
		$527,554
	Oil & Gas Storage & Transportation - 3.4%
340,000	Andeavor Logistics LP / Tesoro Logistics Finance Corp., 4.25%, 12/1/27	$331,459
325,000	Boardwalk Pipelines LP, 4.95%, 12/15/24	333,868
205,000	Cheniere Energy Partners LP, 5.25%, 10/1/25 (144A)	202,181
100,000	DCP Midstream Operating LP, 9.75%, 3/15/19 (144A)	105,500
304,000	Enable Midstream Partners LP, 3.9%, 5/15/24	296,578
136,000	Enable Midstream Partners LP, 4.4%, 3/15/27	133,103
43,000	Energy Transfer Equity LP, 5.5%, 6/1/27	43,108
125,000	Energy Transfer Partners LP, 6.5%, 2/1/42	135,014
121,000	Enterprise Products Operating LLC, 2.8%, 2/15/21	119,680
175,000	Kinder Morgan Energy Partners LP, 4.25%, 9/1/24	175,931
338,000	Kinder Morgan, Inc., 5.05%, 2/15/46	330,740
230,000	Kinder Morgan, Inc., 5.55%, 6/1/45	241,375
42,000	MPLX LP, 4.0%, 3/15/28	41,392
175,000	MPLX LP, 4.125%, 3/1/27	173,390
110,000	MPLX LP, 4.875%, 12/1/24	115,343
175,000	MPLX LP, 4.875%, 6/1/25	182,727
450,000	Phillips 66 Partners LP, 3.75%, 3/1/28	434,692
360,000	Plains All American Pipeline LP / PAA Finance Corp., 4.65%, 10/15/25	362,159
375,000	Sabine Pass Liquefaction LLC, 5.0%, 3/15/27	389,591
200,000	Spectra Energy Capital LLC, 6.2%, 4/15/18	200,228
50,000	Spectra Energy Capital LLC, 6.75%, 7/15/18	50,537
100,000	Sunoco Logistics Partners Operations LP, 5.35%, 5/15/45	93,161
132,000	Sunoco Logistics Partners Operations LP, 5.4%, 10/1/47	125,752
25,000	Sunoco Logistics Partners Operations LP, 6.1%, 2/15/42	25,362
267,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.0%, 1/15/28 (144A)	254,651
345,000	Western Gas Partners LP, 4.5%, 3/1/28	345,703
305,000	Williams Cos., Inc., 4.55%, 6/24/24	307,126
275,000	Williams Cos., Inc., 5.75%, 6/24/44	290,813
89,000	Williams Cos., Inc., 7.75%, 6/15/31	108,580
		$5,949,744
	Total Energy	$8,656,939
	FOOD & STAPLES RETAILING - 0.5%
	Drug Retail - 0.4%
260,000	CVS Health Corp., 4.1%, 3/25/25	$261,833
32,766	CVS Pass-Through Trust, 5.298%, 1/11/27 (144A)	33,867
87,822	CVS Pass-Through Trust, 5.773%, 1/10/33 (144A)	93,656
50,111	CVS Pass-Through Trust, 5.926%, 1/10/34 (144A)	55,067
148,556	CVS Pass-Through Trust, 6.036%, 12/10/28	160,416
		$604,839
	Food Retail - 0.1%
250,000	Alimentation Couche-Tard, Inc., 3.55%, 7/26/27 (144A)	$240,057
	Total Food & Staples Retailing	$844,896
	FOOD, BEVERAGE & TOBACCO - 2.3%
	Brewers - 0.1%
260,000(d)	Anheuser-Busch InBev Finance, Inc., 3.033% (3 Month USD LIBOR + 126 bps), 2/1/21	$267,218
	Distillers & Vintners - 0.5%
75,000	Constellation Brands, Inc., 3.2%, 2/15/23	$73,560
290,000	Constellation Brands, Inc., 3.7%, 12/6/26	283,803
150,000	Pernod Ricard SA, 4.25%, 7/15/22 (144A)	154,608
332,000	Pernod Ricard SA, 4.45%, 1/15/22 (144A)	344,671
		$856,642
	Packaged Foods & Meats - 0.9%
445,000(d)	Kraft Heinz Foods Co., 2.381% (3 Month USD LIBOR + 57 bps), 2/10/21	$443,785
350,000	Kraft Heinz Foods Co., 3.95%, 7/15/25	348,462
200,000	Mondelez International Holdings Netherlands BV, 2.0%, 10/28/21 (144A)	190,855
Principal
Amount
USD ($)		Value
	Packaged Foods & Meats – (continued)
100,000	Smithfield Foods, Inc., 2.65%, 10/3/21 (144A)	$95,748
265,000	Smithfield Foods, Inc., 2.7%, 1/31/20 (144A)	261,250
120,000(d)	Tyson Foods, Inc., 2.342% (3 Month USD LIBOR + 45 bps), 8/21/20	120,183
105,000(d)	Tyson Foods, Inc., 2.567% (3 Month USD LIBOR + 55 bps), 6/2/20	105,229
		$1,565,512
	Tobacco - 0.8%
350,000	Altria Group, Inc., 2.625%, 1/14/20	$347,931
435,000	Philip Morris International, Inc., 3.25%, 11/10/24	425,387
570,000	Reynolds American, Inc., 4.45%, 6/12/25	586,343
		$1,359,661
	Total Food, Beverage & Tobacco	$4,049,033
	HEALTH CARE EQUIPMENT & SERVICES - 1.5%
	Health Care Distributors - 0.4%
340,000	AmerisourceBergen Corp., 3.45%, 12/15/27	$323,496
444,000	Cardinal Health, Inc., 3.079%, 6/15/24	423,584
		$747,080
	Health Care Equipment - 0.7%
165,000(d)	Becton Dickinson & Co., 2.944% (3 Month USD LIBOR + 88 bps), 12/29/20	$165,175
251,000	Becton Dickinson and Co., 3.734%, 12/15/24	246,794
360,000	Boston Scientific Corp., 4.0%, 3/1/28	360,495
350,000	Medtronic, Inc., 3.15%, 3/15/22	350,582
		$1,123,046
	Managed Health Care - 0.4%
239,000	Anthem, Inc., 3.35%, 12/1/24	$232,036
164,000	Anthem, Inc., 3.65%, 12/1/27	158,555
41,000	Anthem, Inc., 4.101%, 3/1/28	40,970
130,000	Humana, Inc., 3.95%, 3/15/27	129,209
145,000	Molina Healthcare, Inc., 5.375%, 11/15/22	143,188
		$703,958
	Total Health Care Equipment & Services	$2,574,084
	HOUSEHOLD & PERSONAL PRODUCTS - 0.2%
	Household Products - 0.2%
295,000	Church & Dwight Co., Inc., 2.45%, 8/1/22	$285,765
	Total Household & Personal Products	$285,765
	INSURANCE - 1.7%
	Insurance Brokers - 0.2%
370,000	Brown & Brown, Inc., 4.2%, 9/15/24	$377,773
	Life & Health Insurance - 0.8%
310,000	Aflac, Inc., 3.625%, 11/15/24	$311,592
260,000(d)	AIG Global Funding, 2.788% (3 Month USD LIBOR + 48 bps), 7/2/20 (144A)	260,280
75,000	Principal Life Global Funding II, 1.5%, 4/18/19 (144A)	74,025
145,000	Protective Life Corp., 7.375%, 10/15/19	154,266
150,000	Protective Life Global Funding, 2.615%, 8/22/22 (144A)	145,500
145,000	Teachers Insurance & Annuity Association of America, 4.27%, 5/15/47 (144A)	145,023
155,000	Teachers Insurance & Annuity Association of America, 4.9%, 9/15/44 (144A)	170,834
26,000	Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39 (144A)	34,693
		$1,296,213
	Multi-Line Insurance - 0.3%
225,000	American International Group, Inc., 3.875%, 1/15/35	$209,850
90,000	AXA SA, 8.6%, 12/15/30	122,400
125,000	Liberty Mutual Insurance Co., 7.697%, 10/15/97 (144A)	172,896
		$505,146
	Property & Casualty Insurance - 0.4%
300,000	CNA Financial Corp., 4.5%, 3/1/26	$310,980
75,000	Delphi Financial Group, Inc., 7.875%, 1/31/20	81,087
340,000(c)	Farmers Insurance Exchange, 4.747% (3 Month USD LIBOR + 323 bps), 11/1/57 (144A)	325,975
		$718,042
	Reinsurance - 0.0%†
50,000+(f)(g)	Lorenz Re 2016, Ltd., Variable Rate Notes 3/31/19	$680
50,000+(f)(g)	Lorenz Re 2017, Ltd., Variable Rate Notes 3/31/20	42,660
		$43,340
	Total Insurance	$2,940,514
	MATERIALS - 1.2%
	Commodity Chemicals - 0.1%
100,000	NOVA Chemicals Corp., 4.875%, 6/1/24 (144A)	$95,750
	Construction Materials - 0.2%
400,000	CRH America, Inc., 3.875%, 5/18/25 (144A)	$402,403
	Copper - 0.1%
45,000	Freeport-McMoRan, Inc., 3.875%, 3/15/23	$43,488
100,000	Freeport-McMoRan, Inc., 4.55%, 11/14/24	98,250
		$141,738
Principal
Amount
USD ($)		Value
	Diversified Chemicals - 0.4%
210,000	Blue Cube Spinco, Inc., 10.0%, 10/15/25	$246,750
180,000	CF Industries, Inc., 5.375%, 3/15/44	163,179
220,000	Chemours Co., 7.0%, 5/15/25	237,600
		$647,529
	Diversified Metals & Mining - 0.2%
200,000	Anglo American Capital Plc, 4.75%, 4/10/27 (144A)	$202,328
200,000	Anglo American Capital Plc, 4.875%, 5/14/25 (144A)	204,961
		$407,289
	Metal & Glass Containers - 0.1%
170,000	Crown Americas LLC / Crown Americas Capital Corp. V, 4.25%, 9/30/26	$157,250
	Paper Packaging - 0.1%
120,000	International Paper Co., 6.0%, 11/15/41	$137,410
	Total Materials	$1,989,369
	MEDIA - 0.9%
	Cable & Satellite - 0.9%
315,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.384%, 10/23/35	$351,871
455,000	Comcast Corp., 3.55%, 5/1/28	448,700
425,000	Cox Communications, Inc., 3.35%, 9/15/26 (144A)	404,657
200,000	Sky Plc, 3.75%, 9/16/24 (144A)	203,048
25,000	Time Warner Cable LLC, 6.55%, 5/1/37	28,107
100,000	Videotron, Ltd., 5.375%, 6/15/24 (144A)	103,250
		$1,539,633
	Movies & Entertainment - 0.0%†
10,000	VOC Escrow, Ltd., 5.0%, 2/15/28 (144A)	$9,500
	Total Media	$1,549,133
	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.8%
	Biotechnology - 0.7%
475,000	Baxalta, Inc., 3.6%, 6/23/22	$473,538
200,000	Biogen, Inc., 3.625%, 9/15/22	201,896
275,000	Biogen, Inc., 4.05%, 9/15/25	281,518
164,000	Biogen, Inc., 5.2%, 9/15/45	179,085
		$1,136,037
	Life Sciences Tools & Services - 0.2%
380,000	Thermo Fisher Scientific, Inc., 3.0%, 4/15/23	$370,295
	Pharmaceuticals - 0.9%
275,000	Allergan Funding SCS, 4.85%, 6/15/44	$272,286
440,000	Mylan NV, 3.95%, 6/15/26	426,765
200,000	Perrigo Finance Unlimited Co., 3.9%, 12/15/24	198,726
400,000	Perrigo Finance Unlimited Co., 4.375%, 3/15/26	406,245
150,000	Shire Acquisitions Investments Ireland, DAC, 3.2%, 9/23/26	139,867
175,000	Teva Pharmaceutical Finance Netherlands III BV, 4.1%, 10/1/46	128,698
		$1,572,587
	Total Pharmaceuticals, Biotechnology & Life Sciences	$3,078,919
	REAL ESTATE - 1.6%
	Diversified REITs - 0.5%
160,000	Duke Realty LP, 3.625%, 4/15/23	$161,039
215,000	Duke Realty LP, 3.75%, 12/1/24	214,903
360,000	Essex Portfolio LP, 3.5%, 4/1/25	352,686
145,000	Ventas Realty LP, 3.125%, 6/15/23	142,044
		$870,672
	Health Care REITs - 0.2%
205,000	Healthcare Trust of America Holdings LP, 3.5%, 8/1/26	$195,357
200,000	Healthcare Trust of America Holdings LP, 3.75%, 7/1/27	193,253
		$388,610
	Office REITs - 0.6%
75,000	Alexandria Real Estate Equities, Inc., 2.75%, 1/15/20	$74,657
50,000	Alexandria Real Estate Equities, Inc., 3.9%, 6/15/23	50,552
25,000	Alexandria Real Estate Equities, Inc., 3.95%, 1/15/27	24,465
200,000	Alexandria Real Estate Equities, Inc., 4.6%, 4/1/22	208,352
50,000	Highwoods Realty LP, 3.2%, 6/15/21	49,638
290,000	Highwoods Realty LP, 3.625%, 1/15/23	286,917
250,000	Piedmont Operating Partnership LP, 3.4%, 6/1/23	244,103
90,000	Alexandria Real Estate Equities, Inc., 3.45%, 4/30/25	$87,066
105,000	Highwoods Realty LP, 4.125%, 3/15/28	104,420
		$1,130,170
	Residential REITs - 0.3%
75,000	UDR, Inc., 2.95%, 9/1/26	$69,054
Principal
Amount
USD ($)		Value
	Residential REITs - (continued)
350,000	UDR, Inc., 4.0%, 10/1/25	$351,531
		$420,585
	Total Real Estate	$2,810,037
	RETAILING - 0.8%
	Automotive Retail - 0.1%
110,000	AutoZone, Inc., 2.5%, 4/15/21	$107,805
	Home Improvement Retail - 0.1%
210,000	Home Depot, Inc., 2.625%, 6/1/22	$206,862
	Internet Retail - 0.6%
120,000	Amazon.com, Inc., 2.8%, 8/22/24 (144A)	$116,437
260,000	Booking Holdings, Inc., 3.55%, 3/15/28	251,591
50,000	Booking Holdings, Inc., 3.6%, 6/1/26	49,120
300,000	Booking Holdings, Inc., 3.65%, 3/15/25	297,838
175,000	Expedia Group, Inc., 4.5%, 8/15/24	176,944
185,000	Expedia Group, Inc., 5.0%, 2/15/26	190,878
		$1,082,808
	Total Retailing	$1,397,475
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%
	Semiconductors - 0.2%
50,000	Broadcom Corp. / Broadcom Cayman Finance, Ltd., 3.125%, 1/15/25	$47,265
360,000	Broadcom Corp. / Broadcom Cayman Finance, Ltd., 3.625%, 1/15/24	354,143
	Total Semiconductors & Semiconductor Equipment	$401,408
	SOFTWARE & SERVICES - 0.8%
	Data Processing & Outsourced Services - 0.2%
125,000	Cardtronics, Inc., 5.125%, 8/1/22	$121,842
35,000	Cardtronics, Inc., 5.5%, 5/1/25 (144A)	32,988
165,000	Visa, Inc., 2.2%, 12/14/20	162,393
		$317,223
	Internet Software & Services - 0.2%
400,000	Alibaba Group Holding, Ltd., 3.4%, 12/6/27	$379,642
	Systems Software - 0.4%
165,000	CA, Inc., 3.6%, 8/15/22	$166,460
220,000	Microsoft Corp., 2.0%, 8/8/23	208,570
375,000	Oracle Corp., 2.5%, 5/15/22	367,638
		$742,668
	Total Software & Services	$1,439,533
	TECHNOLOGY HARDWARE & EQUIPMENT - 0.5%
	Electronic Components - 0.2%
300,000	Amphenol Corp., 3.125%, 9/15/21	$298,936
102,000	Amphenol Corp., 3.2%, 4/1/24	99,255
		$398,191
	Electronic Manufacturing Services - 0.2%
250,000	Flex, Ltd., 4.75%, 6/15/25	$261,064
	Technology Hardware, Storage & Peripherals - 0.1%
200,000	NCR Corp., 6.375%, 12/15/23	$207,500
	Total Technology Hardware & Equipment	$866,755
	TELECOMMUNICATION SERVICES - 0.6%
	Integrated Telecommunication Services - 0.3%
375,000	AT&T, Inc., 5.15%, 2/14/50	$378,814
65,000	CenturyLink, Inc., 5.8%, 3/15/22	63,456
100,000	Frontier Communications Corp., 7.125%, 1/15/23	67,469
100,000	GTP Acquisition Partners I LLC, 2.35%, 6/15/20 (144A)	98,839
		$608,578
	Wireless Telecommunication Services - 0.3%
155,000	Crown Castle Towers LLC, 4.883%, 8/15/20 (144A)	$160,421
50,000	SBA Tower Trust, 2.877%, 7/9/21 (144A)	49,245
235,000	SBA Tower Trust, 3.869%, 10/8/24 (144A)	238,408
		$448,074
	Total Telecommunication Services	$1,056,652
	TRANSPORTATION - 1.4%
	Airlines - 0.2%
265,000	Air Canada 2017-1 Class AA Pass Through Trust, 3.3%, 1/15/30 (144A)	$257,538
85,000	Delta Air Lines, Inc., 2.875%, 3/13/20	84,446
		$341,984
	Highways & Railtracks - 0.2%
200,000	ERAC USA Finance LLC, 3.3%, 12/1/26 (144A)	$192,903
175,000	ERAC USA Finance LLC, 4.5%, 2/15/45 (144A)	172,967
		$365,870
	Railroads - 0.8%
565,000	Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	$576,711
250,000	TTX Co., 3.6%, 1/15/25 (144A)	249,627
Principal
Amount
USD ($)		Value
	Railroads – (continued)
575,000	Union Pacific Corp., 3.375%, 2/1/35	$541,753
		$1,368,091
	Trucking - 0.2%
170,000	Penske Truck Leasing Co. LP / PTL Finance Corp., 3.375%, 2/1/22 (144A)	$169,073
255,000	Penske Truck Leasing Co. LP / PTL Finance Corp., 3.95%, 3/10/25 (144A)	255,546
		$424,619
	Total Transportation	$2,500,564
	UTILITIES - 4.1%
	Electric Utilities - 2.5%
400,000	Dubai Electricity & Water Authority, 7.375%, 10/21/20 (144A)	$439,149
455,000	Duquesne Light Holdings, Inc., 3.616%, 8/1/27 (144A)	437,262
200,000	EDP Finance BV, 3.625%, 7/15/24 (144A)	196,732
200,000(a)(c)	Electricite de France SA, 5.25% (USD Swap Rate + 371 bps) (144A)	200,400
200,000	Enel Finance International NV, 4.75%, 5/25/47 (144A)	205,176
225,000	Exelon Corp., 2.85%, 6/15/20	222,981
135,000	Iberdrola International BV, 6.75%, 7/15/36	172,635
200,000	Indiana Michigan Power Co., 4.55%, 3/15/46	212,289
200,000	Israel Electric Corp., Ltd., 4.25%, 8/14/28 (144A)	195,964
200,000	Israel Electric Corp., Ltd., 7.25%, 1/15/19 (144A)	203,824
298,000	NextEra Energy Capital Holdings, Inc., 2.3%, 4/1/19	296,405
430,000	NextEra Energy Capital Holdings, Inc., 3.55%, 5/1/27	417,866
10,755	OrCal Geothermal, Inc., 6.21%, 12/30/20 (144A)	10,589
430,000	PPL Capital Funding, Inc, 3.1%, 5/15/26	406,453
100,000	Public Service Co. of New Mexico, 7.95%, 5/15/18	100,627
157,143	Southern California Edison Co., 1.845%, 2/1/22	154,775
200,000(a)(c)	Southern California Edison Co., 6.25% (3 Month USD LIBOR + 420 bps)	212,500
335,000	Southwestern Electric Power Co., 3.9%, 4/1/45	321,814
		$4,407,441
	Gas Utilities - 0.7%
75,000	AmeriGas Partners LP / AmeriGas Finance Corp., 5.5%, 5/20/25	$72,375
110,000	Boston Gas Co., 3.15%, 8/1/27 (144A)	105,406
45,000	DCP Midstream Operating LP, 3.875%, 3/15/23	43,425
100,000	DCP Midstream Operating LP, 5.6%, 4/1/44	101,125
208,945	Nakilat, Inc., 6.267%, 12/31/33 (144A)	234,061
600,000	Texas Eastern Transmission LP, 3.5%, 1/15/28 (144A)	572,882
		$1,129,274
	Independent Power Producers & Energy Traders - 0.3%
65,382	Alta Wind Holdings LLC, 7.0%, 6/30/35 (144A)	$73,803
105,000	Calpine Corp., 5.25%, 6/1/26 (144A)	101,325
250,000	Calpine Corp., 5.75%, 1/15/25	228,750
51,717	Kiowa Power Partners LLC, 5.737%, 3/30/21 (144A)	52,440
83,000	NRG Energy, Inc., 5.75%, 1/15/28 (144A)	81,133
		$537,451
	Multi-Utilities - 0.6%
300,000	Consolidated Edison Co. of New York, Inc., 4.625%, 12/1/54	$330,286
235,000	Dominion Energy, Inc., 2.579%, 7/1/20	232,032
150,000	Dominion Energy, Inc., 4.45%, 3/15/21	154,652
57,143	San Diego Gas & Electric Co., 1.914%, 2/1/22	55,749
335,000	Sempra Energy, 3.4%, 2/1/28	321,353
		$1,094,072
	Total Utilities	$7,168,238
	TOTAL CORPORATE BONDS
	(Cost $63,811,953)	$63,340,974
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 31.3% of Net Assets
27,688	Fannie Mae, 2.5%, 7/1/30	$27,195
27,976	Fannie Mae, 2.5%, 7/1/30	27,513
50,561	Fannie Mae, 2.5%, 7/1/30	49,725
17,169	Fannie Mae, 2.5%, 2/1/43	16,263
74,715	Fannie Mae, 2.5%, 2/1/43	70,764
15,392	Fannie Mae, 2.5%, 3/1/43	14,578
17,184	Fannie Mae, 2.5%, 8/1/43	16,276
17,445	Fannie Mae, 2.5%, 4/1/45	16,452
19,035	Fannie Mae, 2.5%, 4/1/45	17,964
19,551	Fannie Mae, 2.5%, 4/1/45	18,439
39,088	Fannie Mae, 2.5%, 4/1/45	36,863
40,809	Fannie Mae, 2.5%, 4/1/45	38,487
57,874	Fannie Mae, 2.5%, 4/1/45	54,581
73,096	Fannie Mae, 2.5%, 4/1/45	68,937
73,663	Fannie Mae, 2.5%, 8/1/45	69,479
25,719	Fannie Mae, 3.0%, 3/1/29	25,762
86,937	Fannie Mae, 3.0%, 10/1/30	87,029
127,759	Fannie Mae, 3.0%, 4/1/31	127,673
43,899	Fannie Mae, 3.0%, 8/1/42	43,222
363,896	Fannie Mae, 3.0%, 8/1/42	358,278
Principal
Amount
USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – (continued)
92,359	Fannie Mae, 3.0%, 9/1/42	$90,933
186,234	Fannie Mae, 3.0%, 11/1/42	183,354
26,747	Fannie Mae, 3.0%, 12/1/42	26,334
84,615	Fannie Mae, 3.0%, 12/1/42	83,309
64,700	Fannie Mae, 3.0%, 2/1/43	63,702
74,048	Fannie Mae, 3.0%, 2/1/43	72,907
73,767	Fannie Mae, 3.0%, 3/1/43	72,632
95,467	Fannie Mae, 3.0%, 4/1/43	93,995
15,541	Fannie Mae, 3.0%, 5/1/43	15,301
17,903	Fannie Mae, 3.0%, 5/1/43	17,627
73,480	Fannie Mae, 3.0%, 5/1/43	72,347
265,626	Fannie Mae, 3.0%, 5/1/43	261,543
42,774	Fannie Mae, 3.0%, 8/1/43	42,114
36,112	Fannie Mae, 3.0%, 9/1/43	35,554
35,331	Fannie Mae, 3.0%, 3/1/45	34,614
40,641	Fannie Mae, 3.0%, 4/1/45	39,853
198,690	Fannie Mae, 3.0%, 6/1/45	194,975
20,003	Fannie Mae, 3.0%, 5/1/46	19,586
94,400	Fannie Mae, 3.0%, 5/1/46	92,596
140,002	Fannie Mae, 3.0%, 9/1/46	136,669
263,417	Fannie Mae, 3.0%, 10/1/46	257,145
257,954	Fannie Mae, 3.0%, 11/1/46	251,812
274,144	Fannie Mae, 3.0%, 1/1/47	268,880
88,122	Fannie Mae, 3.0%, 3/1/47	86,022
854,498	Fannie Mae, 3.0%, 10/1/47	834,136
20,986	Fannie Mae, 3.5%, 9/1/26	21,418
29,127	Fannie Mae, 3.5%, 11/1/40	29,401
12,019	Fannie Mae, 3.5%, 10/1/41	12,133
149,402	Fannie Mae, 3.5%, 6/1/42	150,809
82,384	Fannie Mae, 3.5%, 7/1/42	83,135
55,747	Fannie Mae, 3.5%, 8/1/42	56,267
82,405	Fannie Mae, 3.5%, 8/1/42	83,131
236,449	Fannie Mae, 3.5%, 5/1/44	238,384
77,468	Fannie Mae, 3.5%, 12/1/44	78,002
201,372	Fannie Mae, 3.5%, 2/1/45	202,600
318,067	Fannie Mae, 3.5%, 2/1/45	320,483
425,532	Fannie Mae, 3.5%, 2/1/45	427,628
226,583	Fannie Mae, 3.5%, 6/1/45	227,595
59,415	Fannie Mae, 3.5%, 8/1/45	59,653
73,297	Fannie Mae, 3.5%, 8/1/45	73,566
233,537	Fannie Mae, 3.5%, 8/1/45	235,556
60,864	Fannie Mae, 3.5%, 9/1/45	61,247
150,353	Fannie Mae, 3.5%, 9/1/45	150,980
218,863	Fannie Mae, 3.5%, 9/1/45	220,180
41,549	Fannie Mae, 3.5%, 10/1/45	41,718
324,401	Fannie Mae, 3.5%, 11/1/45	327,201
70,010	Fannie Mae, 3.5%, 12/1/45	70,236
188,525	Fannie Mae, 3.5%, 12/1/45	189,223
196,218	Fannie Mae, 3.5%, 12/1/45	196,851
159,580	Fannie Mae, 3.5%, 1/1/46	160,092
208,386	Fannie Mae, 3.5%, 1/1/46	209,059
17,600	Fannie Mae, 3.5%, 2/1/46	17,665
144,956	Fannie Mae, 3.5%, 2/1/46	145,424
61,906	Fannie Mae, 3.5%, 3/1/46	62,106
117,217	Fannie Mae, 3.5%, 4/1/46	117,596
64,515	Fannie Mae, 3.5%, 5/1/46	64,887
190,957	Fannie Mae, 3.5%, 7/1/46	191,572
254,469	Fannie Mae, 3.5%, 9/1/46	255,332
22,498	Fannie Mae, 3.5%, 10/1/46	22,591
32,372	Fannie Mae, 3.5%, 10/1/46	32,476
161,393	Fannie Mae, 3.5%, 12/1/46	161,915
88,447	Fannie Mae, 3.5%, 1/1/47	88,733
185,844	Fannie Mae, 3.5%, 1/1/47	186,446
228,306	Fannie Mae, 3.5%, 1/1/47	229,648
380,606	Fannie Mae, 3.5%, 1/1/47	382,182
352,074	Fannie Mae, 3.5%, 2/1/47	353,214
271,685	Fannie Mae, 3.5%, 5/1/47	272,564
276,447	Fannie Mae, 3.5%, 5/1/47	277,341
682,787	Fannie Mae, 3.5%, 5/1/47	684,998
92,081	Fannie Mae, 3.5%, 7/1/47	92,379
306,366	Fannie Mae, 3.5%, 7/1/47	307,359
419,032	Fannie Mae, 3.5%, 7/1/47	420,389
52,970	Fannie Mae, 3.5%, 8/1/47	53,142
680,857	Fannie Mae, 3.5%, 8/1/47	683,062
833,878	Fannie Mae, 3.5%, 10/1/47	836,578
113,076	Fannie Mae, 3.5%, 11/1/47	113,442
279,695	Fannie Mae, 3.5%, 12/1/47	280,560
Principal
Amount
USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – (continued)
452,818	Fannie Mae, 3.5%, 12/1/47	$454,197
144,538	Fannie Mae, 3.5%, 1/1/48	144,964
104,792	Fannie Mae, 3.5%, 2/1/48	105,101
231,086	Fannie Mae, 4.0%, 10/1/40	239,864
29,858	Fannie Mae, 4.0%, 12/1/40	30,991
98,305	Fannie Mae, 4.0%, 7/1/41	101,624
6,998	Fannie Mae, 4.0%, 11/1/41	7,233
10,771	Fannie Mae, 4.0%, 12/1/41	11,134
5,322	Fannie Mae, 4.0%, 1/1/42	5,501
77,902	Fannie Mae, 4.0%, 1/1/42	80,525
240,484	Fannie Mae, 4.0%, 1/1/42	248,603
68,356	Fannie Mae, 4.0%, 2/1/42	70,698
26,254	Fannie Mae, 4.0%, 3/1/42	27,141
71,296	Fannie Mae, 4.0%, 4/1/42	73,700
177,565	Fannie Mae, 4.0%, 5/1/42	183,560
21,634	Fannie Mae, 4.0%, 7/1/42	22,379
175,696	Fannie Mae, 4.0%, 7/1/42	181,628
506,784	Fannie Mae, 4.0%, 8/1/42	523,840
157,194	Fannie Mae, 4.0%, 8/1/43	162,032
237,863	Fannie Mae, 4.0%, 8/1/43	245,434
150,384	Fannie Mae, 4.0%, 9/1/43	155,218
159,052	Fannie Mae, 4.0%, 9/1/43	164,104
368,709	Fannie Mae, 4.0%, 10/1/43	380,570
118,367	Fannie Mae, 4.0%, 11/1/43	122,371
264,413	Fannie Mae, 4.0%, 12/1/43	272,277
9,516	Fannie Mae, 4.0%, 7/1/44	9,787
34,444	Fannie Mae, 4.0%, 7/1/44	35,430
95,270	Fannie Mae, 4.0%, 8/1/44	98,027
164,588	Fannie Mae, 4.0%, 8/1/44	169,350
56,983	Fannie Mae, 4.0%, 10/1/44	58,619
144,746	Fannie Mae, 4.0%, 3/1/45	148,758
45,989	Fannie Mae, 4.0%, 10/1/45	47,231
127,630	Fannie Mae, 4.0%, 10/1/45	131,065
227,669	Fannie Mae, 4.0%, 10/1/45	233,939
59,804	Fannie Mae, 4.0%, 11/1/45	61,413
100,134	Fannie Mae, 4.0%, 11/1/45	102,829
299,545	Fannie Mae, 4.0%, 11/1/45	309,763
205,255	Fannie Mae, 4.0%, 12/1/45	210,790
67,389	Fannie Mae, 4.0%, 1/1/46	69,203
169,491	Fannie Mae, 4.0%, 2/1/46	174,291
40,516	Fannie Mae, 4.0%, 4/1/46	41,630
168,754	Fannie Mae, 4.0%, 6/1/46	173,296
166,852	Fannie Mae, 4.0%, 7/1/46	171,343
294,170	Fannie Mae, 4.0%, 7/1/46	302,087
166,383	Fannie Mae, 4.0%, 8/1/46	170,861
55,600	Fannie Mae, 4.0%, 11/1/46	57,133
60,399	Fannie Mae, 4.0%, 11/1/46	62,068
672,724	Fannie Mae, 4.0%, 1/1/47	691,750
115,558	Fannie Mae, 4.0%, 4/1/47	118,715
117,675	Fannie Mae, 4.0%, 4/1/47	121,365
178,987	Fannie Mae, 4.0%, 4/1/47	184,600
24,676	Fannie Mae, 4.0%, 6/1/47	25,450
72,341	Fannie Mae, 4.0%, 6/1/47	74,610
119,974	Fannie Mae, 4.0%, 6/1/47	123,253
172,754	Fannie Mae, 4.0%, 6/1/47	177,493
305,863	Fannie Mae, 4.0%, 6/1/47	314,253
100,391	Fannie Mae, 4.0%, 7/1/47	103,539
116,821	Fannie Mae, 4.0%, 7/1/47	120,026
104,620	Fannie Mae, 4.0%, 8/1/47	107,490
190,409	Fannie Mae, 4.0%, 8/1/47	195,652
238,619	Fannie Mae, 4.0%, 12/1/47	245,202
258,540	Fannie Mae, 4.5%, 8/1/40	273,485
43,413	Fannie Mae, 4.5%, 11/1/40	45,915
7,413	Fannie Mae, 4.5%, 12/1/40	7,839
5,004	Fannie Mae, 4.5%, 4/1/41	5,282
118,263	Fannie Mae, 4.5%, 5/1/41	125,323
260,711	Fannie Mae, 4.5%, 5/1/41	275,775
344,000	Fannie Mae, 4.5%, 5/1/41	363,924
84,058	Fannie Mae, 4.5%, 7/1/41	88,931
27,661	Fannie Mae, 4.5%, 12/1/41	28,973
79,914	Fannie Mae, 4.5%, 11/1/43	83,923
103,005	Fannie Mae, 4.5%, 2/1/44	108,164
114,397	Fannie Mae, 4.5%, 2/1/44	120,177
740,742	Fannie Mae, 4.5%, 6/1/44	781,986
249,367	Fannie Mae, 4.5%, 8/1/44	261,722
207,711	Fannie Mae, 4.5%, 5/1/46	217,621
134,256	Fannie Mae, 4.5%, 2/1/47	141,230
Principal
Amount
USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – (continued)
2,204	Fannie Mae, 5.0%, 7/1/19	$2,239
22,316	Fannie Mae, 5.0%, 10/1/20	22,741
4,368	Fannie Mae, 5.0%, 5/1/31	1,03,800
4,368	Fannie Mae, 5.0%, 6/1/40	8,494
4,368	Fannie Mae, 5.0%, 7/1/40	4,721
9,444	Fannie Mae, 5.5%, 9/1/33	10,352
8,520	Fannie Mae, 5.5%, 12/1/34	9,355
30,103	Fannie Mae, 5.5%, 10/1/35	32,869
5,888	Fannie Mae, 6.0%, 9/1/29	6,592
1,925	Fannie Mae, 6.0%, 10/1/32	2,152
2,837	Fannie Mae, 6.0%, 11/1/32	3,153
14,642	Fannie Mae, 6.0%, 11/1/32	16,276
8,846	Fannie Mae, 6.0%, 4/1/33	9,863
10,651	Fannie Mae, 6.0%, 5/1/33	11,905
10,187	Fannie Mae, 6.0%, 6/1/33	11,322
15,953	Fannie Mae, 6.0%, 7/1/34	17,889
5,102	Fannie Mae, 6.0%, 9/1/34	5,732
2,566	Fannie Mae, 6.0%, 7/1/38	2,873
1,032	Fannie Mae, 6.5%, 7/1/21	1,151
1,012	Fannie Mae, 6.5%, 4/1/29	1,129
2,801	Fannie Mae, 6.5%, 1/1/32	3,126
1,780	Fannie Mae, 6.5%, 2/1/32	1,986
1,465	Fannie Mae, 6.5%, 3/1/32	1,635
2,560	Fannie Mae, 6.5%, 3/1/32	2,857
3,084	Fannie Mae, 6.5%, 4/1/32	3,442
2,937	Fannie Mae, 6.5%, 8/1/32	3,277
3,436	Fannie Mae, 6.5%, 8/1/32	3,837
21,145	Fannie Mae, 6.5%, 7/1/34	23,597
142	Fannie Mae, 7.0%, 9/1/18	142
525	Fannie Mae, 7.0%, 8/1/19	533
797	Fannie Mae, 7.0%, 11/1/29	798
4,234	Fannie Mae, 7.0%, 9/1/30	4,324
615	Fannie Mae, 7.0%, 7/1/31	638
2,213	Fannie Mae, 7.0%, 1/1/32	2,516
1,362	Fannie Mae, 7.5%, 2/1/31	1,582
4,507	Fannie Mae, 8.0%, 10/1/30	5,248
51,856	Federal Home Loan Mortgage Corp., 2.5%, 11/1/22	51,579
64,757	Federal Home Loan Mortgage Corp., 3.0%, 10/1/29	64,693
25,140	Federal Home Loan Mortgage Corp., 3.0%, 9/1/42	24,717
27,059	Federal Home Loan Mortgage Corp., 3.0%, 9/1/42	26,600
188,232	Federal Home Loan Mortgage Corp., 3.0%, 11/1/42	185,036
40,975	Federal Home Loan Mortgage Corp., 3.0%, 1/1/43	40,283
67,252	Federal Home Loan Mortgage Corp., 3.0%, 2/1/43	66,110
98,075	Federal Home Loan Mortgage Corp., 3.0%, 2/1/43	96,410
63,865	Federal Home Loan Mortgage Corp., 3.0%, 4/1/43	62,782
179,076	Federal Home Loan Mortgage Corp., 3.0%, 4/1/43	176,035
65,649	Federal Home Loan Mortgage Corp., 3.0%, 5/1/43	64,520
40,999	Federal Home Loan Mortgage Corp., 3.0%, 5/1/45	40,175
35,454	Federal Home Loan Mortgage Corp., 3.0%, 8/1/45	34,684
134,126	Federal Home Loan Mortgage Corp., 3.0%, 6/1/46	131,214
120,576	Federal Home Loan Mortgage Corp., 3.0%, 9/1/46	117,762
43,255	Federal Home Loan Mortgage Corp., 3.0%, 12/1/46	42,316
73,158	Federal Home Loan Mortgage Corp., 3.0%, 12/1/46	71,434
204,580	Federal Home Loan Mortgage Corp., 3.0%, 2/1/47	199,781
29,430	Federal Home Loan Mortgage Corp., 3.0%, 3/1/47	28,732
24,690	Federal Home Loan Mortgage Corp., 3.0%, 7/1/47	24,099
42,978	Federal Home Loan Mortgage Corp., 3.5%, 11/1/28	43,911
73,675	Federal Home Loan Mortgage Corp., 3.5%, 7/1/29	75,288
27,080	Federal Home Loan Mortgage Corp., 3.5%, 10/1/40	27,275
58,111	Federal Home Loan Mortgage Corp., 3.5%, 5/1/42	58,552
43,822	Federal Home Loan Mortgage Corp., 3.5%, 10/1/42	44,155
53,833	Federal Home Loan Mortgage Corp., 3.5%, 10/1/42	54,241
20,558	Federal Home Loan Mortgage Corp., 3.5%, 8/1/44	20,684
65,361	Federal Home Loan Mortgage Corp., 3.5%, 10/1/44	65,724
180,396	Federal Home Loan Mortgage Corp., 3.5%, 12/1/44	181,240
261,346	Federal Home Loan Mortgage Corp., 3.5%, 6/1/45	262,984
201,614	Federal Home Loan Mortgage Corp., 3.5%, 10/1/45	202,440
222,087	Federal Home Loan Mortgage Corp., 3.5%, 10/1/45	223,479
441,681	Federal Home Loan Mortgage Corp., 3.5%, 11/1/45	443,765
111,988	Federal Home Loan Mortgage Corp., 3.5%, 3/1/46	112,447
186,492	Federal Home Loan Mortgage Corp., 3.5%, 5/1/46	187,256
227,443	Federal Home Loan Mortgage Corp., 3.5%, 7/1/46	229,300
332,231	Federal Home Loan Mortgage Corp., 3.5%, 8/1/46	335,035
406,117	Federal Home Loan Mortgage Corp., 3.5%, 8/1/46	409,198
131,090	Federal Home Loan Mortgage Corp., 3.5%, 12/1/46	131,604
388,646	Federal Home Loan Mortgage Corp., 3.5%, 12/1/46	391,017
81,057	Federal Home Loan Mortgage Corp., 3.5%, 1/1/47	81,375
Principal
Amount
USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – (continued)
24,642	Federal Home Loan Mortgage Corp., 3.5%, 6/1/47	$24,771
73,934	Federal Home Loan Mortgage Corp., 3.5%, 6/1/47	74,184
145,133	Federal Home Loan Mortgage Corp., 3.5%, 6/1/47	145,611
344,670	Federal Home Loan Mortgage Corp., 3.5%, 7/1/47	345,774
311,904	Federal Home Loan Mortgage Corp., 3.5%, 8/1/47	312,874
385,607	Federal Home Loan Mortgage Corp., 3.5%, 10/1/47	386,764
134,035	Federal Home Loan Mortgage Corp., 3.5%, 11/1/47	134,437
182,145	Federal Home Loan Mortgage Corp., 3.5%, 11/1/47	182,693
114,663	Federal Home Loan Mortgage Corp., 3.5%, 1/1/48	115,003
237,016	Federal Home Loan Mortgage Corp., 3.5%, 1/1/48	237,723
51,344	Federal Home Loan Mortgage Corp., 4.0%, 12/1/40	53,156
218,283	Federal Home Loan Mortgage Corp., 4.0%, 11/1/41	226,622
203,787	Federal Home Loan Mortgage Corp., 4.0%, 10/1/42	210,876
39,421	Federal Home Loan Mortgage Corp., 4.0%, 10/1/43	40,671
30,532	Federal Home Loan Mortgage Corp., 4.0%, 2/1/44	31,547
95,900	Federal Home Loan Mortgage Corp., 4.0%, 2/1/44	99,085
94,737	Federal Home Loan Mortgage Corp., 4.0%, 5/1/44	97,644
138,205	Federal Home Loan Mortgage Corp., 4.0%, 6/1/44	142,440
31,859	Federal Home Loan Mortgage Corp., 4.0%, 7/1/44	32,906
34,824	Federal Home Loan Mortgage Corp., 4.0%, 7/1/44	35,971
40,076	Federal Home Loan Mortgage Corp., 4.0%, 7/1/44	41,396
42,168	Federal Home Loan Mortgage Corp., 4.0%, 7/1/44	43,460
26,430	Federal Home Loan Mortgage Corp., 4.0%, 12/1/44	27,237
74,845	Federal Home Loan Mortgage Corp., 4.0%, 4/1/45	77,136
33,376	Federal Home Loan Mortgage Corp., 4.0%, 10/1/45	34,397
136,693	Federal Home Loan Mortgage Corp., 4.0%, 12/1/45	140,868
57,600	Federal Home Loan Mortgage Corp., 4.0%, 1/1/46	59,362
267,246	Federal Home Loan Mortgage Corp., 4.0%, 2/1/46	275,414
22,295	Federal Home Loan Mortgage Corp., 4.0%, 5/1/46	22,977
119,254	Federal Home Loan Mortgage Corp., 4.0%, 6/1/46	122,898
196,339	Federal Home Loan Mortgage Corp., 4.0%, 7/1/46	202,336
176,281	Federal Home Loan Mortgage Corp., 4.0%, 8/1/46	181,379
40,654	Federal Home Loan Mortgage Corp., 4.0%, 3/1/47	41,846
83,476	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	86,117
122,156	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	126,021
244,658	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	251,769
259,860	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	268,083
628,923	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	647,330
442,668	Federal Home Loan Mortgage Corp., 4.0%, 5/1/47	455,527
45,247	Federal Home Loan Mortgage Corp., 4.0%, 6/1/47	46,514
113,900	Federal Home Loan Mortgage Corp., 4.0%, 7/1/47	117,119
261,389	Federal Home Loan Mortgage Corp., 4.0%, 10/1/47	268,586
816,318	Federal Home Loan Mortgage Corp., 4.0%, 10/1/47	838,726
819,694	Federal Home Loan Mortgage Corp., 4.0%, 12/1/47	843,276
238,484	Federal Home Loan Mortgage Corp., 4.5%, 5/1/47	249,785
3,266	Federal Home Loan Mortgage Corp., 5.0%, 12/1/21	3,354
5,083	Federal Home Loan Mortgage Corp., 5.0%, 9/1/38	5,478
5,624	Federal Home Loan Mortgage Corp., 5.0%, 10/1/38	6,059
11,500	Federal Home Loan Mortgage Corp., 5.0%, 5/1/39	12,432
21,784	Federal Home Loan Mortgage Corp., 5.0%, 12/1/39	23,599
13,632	Federal Home Loan Mortgage Corp., 5.5%, 9/1/33	14,992
17,819	Federal Home Loan Mortgage Corp., 5.5%, 6/1/41	19,565
1,177	Federal Home Loan Mortgage Corp., 6.0%, 10/1/32	1,307
7,866	Federal Home Loan Mortgage Corp., 6.0%, 11/1/32	8,793
6,066	Federal Home Loan Mortgage Corp., 6.0%, 12/1/32	6,805
11,405	Federal Home Loan Mortgage Corp., 6.0%, 2/1/33	12,823
3,184	Federal Home Loan Mortgage Corp., 6.0%, 1/1/34	3,537
1,657	Federal Home Loan Mortgage Corp., 6.0%, 12/1/36	1,852
3,341	Federal Home Loan Mortgage Corp., 6.5%, 1/1/29	3,762
1,479	Federal Home Loan Mortgage Corp., 6.5%, 4/1/31	1,665
4,494	Federal Home Loan Mortgage Corp., 6.5%, 10/1/31	5,062
2,124	Federal Home Loan Mortgage Corp., 6.5%, 2/1/32	2,392
2,137	Federal Home Loan Mortgage Corp., 6.5%, 3/1/32	2,407
12,535	Federal Home Loan Mortgage Corp., 6.5%, 4/1/32	14,116
4,622	Federal Home Loan Mortgage Corp., 6.5%, 7/1/32	5,205
390	Federal Home Loan Mortgage Corp., 7.0%, 8/1/22	391
2,780	Federal Home Loan Mortgage Corp., 7.0%, 9/1/22	2,891
514	Federal Home Loan Mortgage Corp., 7.0%, 4/1/30	517
1,620	Federal Home Loan Mortgage Corp., 7.0%, 2/1/31	1,820
928	Federal Home Loan Mortgage Corp., 7.0%, 3/1/32	938
2,770	Federal Home Loan Mortgage Corp., 7.0%, 4/1/32	3,185
29,299	Federal Home Loan Mortgage Corp., 7.0%, 10/1/46	31,633
1,646	Federal Home Loan Mortgage Corp., 7.5%, 8/1/31	1,840
290,582	Government National Mortgage Association I, 3.5%, 11/15/41	295,021
112,492	Government National Mortgage Association I, 3.5%, 8/15/42	114,204
51,637	Government National Mortgage Association I, 3.5%, 10/15/42	52,527
188,790	Government National Mortgage Association I, 3.5%, 1/15/45	190,791
Principal
Amount
USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – (continued)
98,267	Government National Mortgage Association I, 3.5%, 8/15/46	$99,312
102,945	Government National Mortgage Association I, 4.0%, 1/15/25	108,278
68,042	Government National Mortgage Association I, 4.0%, 8/15/43	71,081
251,141	Government National Mortgage Association I, 4.0%, 3/15/44	258,789
49,208	Government National Mortgage Association I, 4.0%, 9/15/44	50,635
116,363	Government National Mortgage Association I, 4.0%, 4/15/45	119,756
2,384	Government National Mortgage Association I, 4.0%, 6/15/45	2,453
170,296	Government National Mortgage Association I, 4.0%, 6/15/45	175,236
20,160	Government National Mortgage Association I, 4.0%, 7/15/45	20,754
18,847	Government National Mortgage Association I, 4.0%, 8/15/45	19,477
2,761	Government National Mortgage Association I, 4.5%, 4/15/20	2,807
85,941	Government National Mortgage Association I, 4.5%, 5/15/39	91,004
8,307	Government National Mortgage Association I, 4.5%, 8/15/41	8,736
3,056	Government National Mortgage Association I, 5.0%, 7/15/19	3,096
7,165	Government National Mortgage Association I, 5.0%, 9/15/33	7,553
10,330	Government National Mortgage Association I, 5.5%, 3/15/33	11,238
13,981	Government National Mortgage Association I, 5.5%, 7/15/33	15,401
33,487	Government National Mortgage Association I, 5.5%, 8/15/33	36,902
13,395	Government National Mortgage Association I, 5.5%, 10/15/34	14,748
686	Government National Mortgage Association I, 6.0%, 8/15/19	693
12,474	Government National Mortgage Association I, 6.0%, 4/15/28	14,007
12,995	Government National Mortgage Association I, 6.0%, 2/15/29	14,550
12,025	Government National Mortgage Association I, 6.0%, 9/15/32	13,702
2,655	Government National Mortgage Association I, 6.0%, 10/15/32	2,954
9,376	Government National Mortgage Association I, 6.0%, 10/15/32	10,433
20,038	Government National Mortgage Association I, 6.0%, 11/15/32	22,526
25,200	Government National Mortgage Association I, 6.0%, 11/15/32	28,043
7,437	Government National Mortgage Association I, 6.0%, 1/15/33	8,458
13,652	Government National Mortgage Association I, 6.0%, 12/15/33	15,328
8,874	Government National Mortgage Association I, 6.0%, 8/15/34	9,875
12,493	Government National Mortgage Association I, 6.0%, 8/15/34	14,004
1,697	Government National Mortgage Association I, 6.5%, 3/15/26	1,898
4,749	Government National Mortgage Association I, 6.5%, 6/15/28	5,312
4,979	Government National Mortgage Association I, 6.5%, 6/15/28	5,569
617	Government National Mortgage Association I, 6.5%, 2/15/29	690
5,268	Government National Mortgage Association I, 6.5%, 5/15/29	5,900
13,811	Government National Mortgage Association I, 6.5%, 5/15/29	15,491
3,741	Government National Mortgage Association I, 6.5%, 5/15/31	4,185
19,619	Government National Mortgage Association I, 6.5%, 7/15/31	21,946
5,915	Government National Mortgage Association I, 6.5%, 9/15/31	6,616
6,452	Government National Mortgage Association I, 6.5%, 10/15/31	7,217
2,548	Government National Mortgage Association I, 6.5%, 12/15/31	2,850
2,739	Government National Mortgage Association I, 6.5%, 12/15/31	3,068
607	Government National Mortgage Association I, 6.5%, 4/15/32	679
1,483	Government National Mortgage Association I, 6.5%, 4/15/32	1,659
1,098	Government National Mortgage Association I, 6.5%, 6/15/32	1,228
2,408	Government National Mortgage Association I, 6.5%, 6/15/32	2,693
5,046	Government National Mortgage Association I, 6.5%, 6/15/32	5,644
5,166	Government National Mortgage Association I, 6.5%, 7/15/32	5,778
22,274	Government National Mortgage Association I, 6.5%, 12/15/32	25,478
18,355	Government National Mortgage Association I, 7.0%, 7/15/26	19,045
1,617	Government National Mortgage Association I, 7.0%, 9/15/27	1,652
16,629	Government National Mortgage Association I, 7.0%, 2/15/28	17,246
5,655	Government National Mortgage Association I, 7.0%, 11/15/28	6,059
4,737	Government National Mortgage Association I, 7.0%, 1/15/29	5,282
7,157	Government National Mortgage Association I, 7.0%, 6/15/29	7,698
722	Government National Mortgage Association I, 7.0%, 7/15/29	743
3,376	Government National Mortgage Association I, 7.0%, 7/15/29	3,756
690	Government National Mortgage Association I, 7.0%, 12/15/30	702
1,865	Government National Mortgage Association I, 7.0%, 2/15/31	1,898
2,743	Government National Mortgage Association I, 7.0%, 8/15/31	3,184
9,733	Government National Mortgage Association I, 7.0%, 5/15/32	9,988
448	Government National Mortgage Association I, 7.5%, 10/15/22	470
165	Government National Mortgage Association I, 7.5%, 6/15/23	165
127	Government National Mortgage Association I, 7.5%, 8/15/23	127
3,387	Government National Mortgage Association I, 7.5%, 10/15/29	3,704
348,623	Government National Mortgage Association II, 3.0%, 9/20/46	344,071
13,181	Government National Mortgage Association II, 3.5%, 3/20/45	13,329
14,935	Government National Mortgage Association II, 3.5%, 4/20/45	15,092
21,196	Government National Mortgage Association II, 3.5%, 4/20/45	21,443
35,201	Government National Mortgage Association II, 3.5%, 4/20/45	35,622
161,337	Government National Mortgage Association II, 3.5%, 1/20/46	163,152
44,875	Government National Mortgage Association II, 3.5%, 3/20/46	45,481
307,025	Government National Mortgage Association II, 3.5%, 11/20/46	310,291
28,368	Government National Mortgage Association II, 4.0%, 8/20/39	29,743
33,171	Government National Mortgage Association II, 4.0%, 7/20/42	34,594
501,251	Government National Mortgage Association II, 4.0%, 7/20/44	518,906
Principal
Amount
USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – (continued)
47,644	Government National Mortgage Association II, 4.0%, 9/20/44	$49,320
63,464	Government National Mortgage Association II, 4.0%, 3/20/46	65,614
194,260	Government National Mortgage Association II, 4.0%, 10/20/46	200,137
405,775	Government National Mortgage Association II, 4.0%, 12/20/47	417,574
11,974	Government National Mortgage Association II, 4.5%, 9/20/41	12,601
82,000	Government National Mortgage Association II, 4.5%, 5/20/43	86,064
224,388	Government National Mortgage Association II, 4.5%, 1/20/44	236,423
215,000(d)	Government National Mortgage Association II, 4.5%, 9/20/44	224,664
61,279	Government National Mortgage Association II, 4.5%, 10/20/44	64,512
127,348	Government National Mortgage Association II, 4.5%, 11/20/44	134,067
772,988	Government National Mortgage Association II, 4.5%, 2/20/48	806,340
5,942	Government National Mortgage Association II, 5.0%, 11/20/19	6,099
3,673	Government National Mortgage Association II, 5.0%, 1/20/20	3,779
332	Government National Mortgage Association II, 6.0%, 12/20/18	333
2,065	Government National Mortgage Association II, 6.0%, 7/20/19	2,073
13,291	Government National Mortgage Association II, 6.0%, 11/20/33	15,002
2,600	Government National Mortgage Association II, 6.5%, 8/20/28	2,912
3,934	Government National Mortgage Association II, 6.5%, 12/20/28	4,449
2,402	Government National Mortgage Association II, 6.5%, 9/20/31	2,742
3,120	Government National Mortgage Association II, 7.0%, 5/20/26	3,423
8,493	Government National Mortgage Association II, 7.0%, 2/20/29	9,668
1,219	Government National Mortgage Association II, 7.0%, 1/20/31	1,392
716	Government National Mortgage Association II, 7.5%, 8/20/27	819
252	Government National Mortgage Association II, 8.0%, 8/20/25	278
1,478,903	U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45	1,425,908
2,356,552	U.S. Treasury Inflation Indexed Bonds, 0.875%, 2/15/47	2,339,289
3,002,307	U.S. Treasury Inflation Indexed Bonds, 1.0%, 2/15/46	3,074,863
		$54,105,709
	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
	(Cost $55,218,484)	$54,105,709
	FOREIGN GOVERNMENT BONDS - 0.2% of Net Assets
	Kuwait - 0.1%
205,000	Kuwait International Government Bond, 3.5%, 3/20/27 (144A)	$200,934
	Nigeria - 0.1%
200,000	Africa Finance Corp., 4.375%, 4/29/20 (144A)	$201,292
	TOTAL FOREIGN GOVERNMENT BONDS
	(Cost $402,316)	$402,226
	MUNICIPAL BONDS - 2.0% of Net Assets (h)
	Diversified Banks - 0.1%
165,000	Illinois Finance Authority, Northwestern Memorial Healthcare, 4.0%, 7/15/47	$169,161
	Municipal General - 0.7%
85,000	Central Florida Expressway Authority, 5.0%, 7/1/38	$97,817
600,000(i)	Commonwealth of Pennsylvania, 1st Series, 4.0%, 1/1/29	638,220
85,000	JEA Water & Sewer System Revenue, Series A, 4.0%, 10/1/35	89,816
85,000	JEA Water & Sewer System Revenue, Series A, 4.0%, 10/1/39	88,687
90,000	JobsOhio Beverage System, Ohio Taxable Senior Lien, Series B, 3.985%, 1/1/29	94,052
25,000	JobsOhio Beverage System, Ohio Taxable Senior Lien, Series B, 4.532%, 1/1/35	27,274
50,000	Virginia Commonwealth Transportation Board, Transportation Capital Projects, 4.0%, 5/15/31	53,205
50,000	Virginia Commonwealth Transportation Board, Transportation Capital Projects, 4.0%, 5/15/32	53,004
		$1,142,075
	Municipal Higher Education - 0.9%
10,000	Amherst College, 3.794%, 11/1/42	$9,777
25,000	Baylor University, Series A, 4.313%, 3/1/42	25,569
210,000	Massachusetts Development Finance Agency, Harvard University, Series A, 5.0%, 7/15/40	272,257
60,000	Massachusetts Development Finance Agency, Partners Healthcare System, Series S, 4.0%, 7/1/36	62,155
100,000	Massachusetts Development Finance Agency, Partners Healthcare System, Series S, 4.0%, 7/1/41	102,596
250,000	New York State Dormitory Authority, Columbia University, Series A-2, 5.0%, 10/1/46	330,335
280,000	Rhode Island Health & Educational Building Corp., Brown University, Series A, 4.0%, 9/1/47	292,737
580,000	University of California, Series AX, 3.063%, 7/1/25	576,480
50,000	University of Virginia, Refunding General Green, Series A-2, 5.0%, 4/1/45	56,570
		$1,728,476
	Municipal Obligation - 0.0%
50,000(i)	State of Texas, Transportation Commission Mobility Fund, Series A, 4.0%, 10/1/44	$52,091
	Municipal School District - 0.1%
50,000(i)	Frisco Independent School District, Refunding School Building, 4.0%, 8/15/40	$52,290
25,000(i)	Frisco Independent School District, Refunding School Building, 4.0%, 8/15/45	26,082
80,000(i)	State of Florida, Capital Outlay, Series C, 4.0%, 6/1/31	86,966
		$165,338
	Municipal Transportation - 0.2%
100,000	Fairfax County Economic Development Authority, Series A, 2.875%, 4/1/34	$91,828
10,000	Port Authority of New York & New Jersey, Consolidated-174TH, 4.458%, 10/1/62	10,943
Principal
Amount
USD ($)		Value
	Municipal Transportation – (continued)
80,000	Virginia Commonwealth Transportation Board, Transportation Capital Projects, 3.0%, 5/15/39	$73,499
		$176,270
	TOTAL MUNICIPAL BONDS
	(Cost $3,485,455)	$3,433,411
	SENIOR SECURED FLOATING RATE LOAN INTERESTS - 4.1% of Net Assets*(d)
	AUTOMOBILES & COMPONENTS - 0.4%
	Auto Parts & Equipment - 0.3%
75,441	Allison Transmission, Inc., Term Loan, 3.6% (LIBOR + 175 bps), 9/23/22	$76,016
93,575	American Axle & Manufacturing, Inc., Tranche B Term Loan, 4.13% (LIBOR + 225 bps), 4/6/24	94,072
97,861	Electrical Components International, Inc., Term Loan, 7.052% (LIBOR + 475 bps), 5/28/21	98,534
98,045	Federal-Mogul Corp., Tranche C Term Loan, 5.555% (LIBOR + 375 bps), 4/15/21	98,770
80,185	TI Group Automotive Systems LLC, Initial US Term Loan, 4.377% (LIBOR + 250 bps), 6/30/22	80,711
99,000	Tower Automotive Holdings USA LLC, Initial Term Loan, 4.5% (LIBOR + 275 bps), 3/7/24	99,248
		$547,351
	Tires & Rubber - 0.1%
68,333	Goodyear Tire & Rubber Co., Second Lien Term Loan, 3.71% (LIBOR + 200 bps), 3/3/25	$68,504
	Total Automobiles & Components	$615,855
	CAPITAL GOODS - 0.4%
	Aerospace & Defense - 0.1%
99,750	MacDonald, Dettwiler and Associates, Ltd., Initial Term B Loan, 4.63% (LIBOR + 275 bps), 10/4/24	$100,142
	Building Products - 0.1%
260,000(j)	NCI Building Systems, Inc., Initial Term Loan, 2/7/25	$260,585
	Electrical Components & Equipment - 0.1%
90,888	Dell International LLC, Refinancing Term B Loan, 3.88% (LIBOR + 200 bps), 9/7/23	$91,087
99,547	Southwire Co., LLC, Initial Term Loan, 3.968% (LIBOR + 225 bps), 2/10/21	100,087
		$191,174
	Industrial Conglomerates - 0.1%
74,063	DTI Holdco, Inc., Replacement B-1 Term Loan, 6.711% (LIBOR + 475 bps), 9/29/23	$74,109
96,360	Milacron LLC, Term B Loan, 4.377% (LIBOR + 250 bps), 9/28/23	96,540
		$170,649
	Trading Companies & Distributors - 0.0%†
42,140	WESCO Distribution, Inc., Tranche B-1 Term Loan, 4.877% (LIBOR + 300 bps/PRIME + 200bps), 12/12/19	$42,193
	Total Capital Goods	$764,743
	COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
	Environmental & Facilities Services - 0.1%
99,103	Infiltrator Water Technologies LLC, First Lien Term B-2 Loan, 5.302% (LIBOR + 300 bps), 5/27/22	$99,939
51,052	Wrangler Buyer Corp. (aka Waste Industries USA, Inc.), Initial Term Loan, 4.877% (LIBOR + 300 bps), 9/27/24	51,424
		$151,363
	Human Resource & Employment Services - 0.0%†
66,386	On Assignment, Inc., Tranche B-3 Term Loan, 4.007% (LIBOR + 200 bps/PRIME + 100 + 200 bps), 6/3/22	$66,801
	Total Commercial & Professional Services	$218,164
	CONSUMER SERVICES - 0.4%
	Casino & Gaming - 0.1%
176,571	Scientific Games International, Inc., Initial Term B-5 Loan, 4.722% (LIBOR + 275 bps), 8/14/24	$177,427
	Education Services - 0.1%
98,483	Bright Horizons Family Solutions LLC (fka Bright Horizons Family Solutions, Inc.), Term B Loan, 3.877% (LIBOR + 200 bps), 11/7/23	$99,160
74,107	Houghton Mifflin Harcourt Publishers, Inc., Term Loan, 4.877% (LIBOR + 300 bps), 5/28/21	67,962
		$167,122
	Leisure Facilities - 0.1%
86,194	Six Flags Theme Parks, Inc., Tranche B Term Loan, 3.631% (LIBOR + 175 bps/PRIME + 75 bps), 6/30/22	$86,652
	Specialized Consumer Services - 0.1%
221,253	KUEHG Corp. (fka KC MergerSub, Inc.), Term B-2 Loan, 6.052% (LIBOR + 375 bps), 8/12/22	$223,085
	Total Consumer Services	$654,286
	DIVERSIFIED FINANCIALS - 0.2%
	Diversified Capital Markets - 0.1%
148,875	Avolon TLB Borrower 1 (US) LLC, Initial Term B-2 Loan, 4.072% (LIBOR + 225 bps), 3/21/22	$149,175
	Specialized Finance - 0.1%
183,717	1011778 BC Unlimited Liability Co. (New Red Finance, Inc.) (aka Burger King/Tim Hortons), Term B-3 Loan, 4.294% (LIBOR + 225 bps), 2/16/24	$184,138
14,286	Vistra Operations Co., LLC (fka Tex Operations Co., LLC), Initial Term C Loan, 4.377% (LIBOR + 250 bps), 8/4/23	14,397
Principal
Amount
USD ($)		Value
	Specialized Finance – (continued)
80,411	Vistra Operations Co., LLC (fka Tex Operations Co., LLC), Initial Term Loan, 4.377% (LIBOR + 250 bps), 8/4/23	$81,036
		$279,571
	Total Diversified Financials	$428,746
	ENERGY - 0.2%
	Oil & Gas Drilling - 0.1%
250,000	Gavilan Resources LLC, Second Lien Initial Term Loan, 7.786% (LIBOR + 600 bps), 3/1/24	$250,883
	Oil & Gas Storage & Transportation - 0.1%
85,421	Energy Transfer Equity LP, Refinanced Term Loan, 3.854% (LIBOR + 200 bps), 2/2/24	$85,354
	Total Energy	$336,237
	FOOD, BEVERAGE & TOBACCO - 0.1%
	Packaged Foods & Meats - 0.1%
99,500	Give & Go Prepared Foods Corp., First Lien 2017 Term Loan, 6.194% (LIBOR + 425 bps), 7/29/23	$100,339
99,000	JBS USA Lux SA (fka JBS USA LLC), Initial Term Loan, 4.678% (LIBOR + 250 bps), 10/30/22	98,827
	Total Food, Beverage & Tobacco	$199,166
	HEALTH CARE EQUIPMENT & SERVICES - 0.5%
	Health Care Facilities - 0.2%
95,680	Concentra, Inc., First Lien Tranche B-1 Term Loan, 4.53% (LIBOR + 300bps/PRIME + 275 bps), 6/1/22	$95,949
58,114	HCA, Inc., Tranche B-11 Term Loan, 3.627% (LIBOR + 175 bps), 3/17/23	58,426
97,717	Kindred Healthcare, Inc., New Term Loan, 5.25% (LIBOR + 350 bps), 4/9/21	98,159
29,681	Vizient, Inc., Term B-4 Loan, 4.627% (LIBOR + 275 bps), 2/13/23	29,978
		$282,512
	Health Care Services - 0.1%
99,000	Team Health Holdings, Inc., Initial Term Loan, 4.627% (LIBOR + 275 bps), 2/6/24	$95,040
	Health Care Supplies - 0.0%†
89,325	Kinetic Concepts, Inc., Dollar Term Loan, 5.552% (LIBOR + 325 bps), 2/2/24	$89,850
	Health Care Technology - 0.1%
99,000	Change Healthcare Holdings, Inc. (fka Emdeon, Inc.), Closing Date Term Loan, 4.627% (LIBOR + 275 bps), 3/1/24	$99,351
167,875	Quintiles IMS, Inc., Term B-1 Dollar Loan, 4.302% (LIBOR + 200 bps), 3/7/24	168,889
		$268,240
	Managed Health Care - 0.1%
98,500	Prospect Medical Holdings, Inc., Term B-1 Loan, 7.188% (LIBOR + 550 bps), 2/22/24	$98,746
	Total Health Care Equipment & Services	$834,388
	HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
	Household Products - 0.1%
124,375	Alphabet Holding Co., Inc. (aka Nature's Bounty), First Lien Initial Term Loan, 5.377% (LIBOR + 350 bps), 9/26/24	$115,980
	Personal Products - 0.0%†
128,297	Revlon Consumer Products Corp., Initial Term B Loan, 5.377% (LIBOR + 350 bps), 9/7/23	$102,210
	Total Household & Personal Products	$218,190
	INSURANCE - 0.1%
	Property & Casualty Insurance - 0.1%
93,867	Confie Seguros Holding II Co., Term B Loan, 7.234% (LIBOR + 525 bps), 4/19/22	$93,852
	Total Insurance	$93,852
	MATERIALS - 0.2%
	Diversified Chemicals - 0.1%
30,157	Tronox, Ltd., First Lien Blocked Dollar Term Loan, 5.302% (LIBOR + 300 bps), 9/23/24	$30,449
69,593	Tronox, Ltd., First Lien Initial Dollar Term Loan, 5.302% (LIBOR + 300 bps), 9/23/24	70,268
		$100,717
	Metal & Glass Containers - 0.0%†
97,954	Coveris Holdings SA (fka Exopack Holdings SA), USD Term B-1 Loan, 6.552% (LIBOR + 425 bps), 6/29/22	$98,566
	Steel - 0.1%
98,750	Zekelman Industries, Inc. (fka JMC Steel Group, Inc.), Term Loan, 4.999% (LIBOR + 275 bps), 6/14/21	$99,404
	Total Materials	$298,687
	MEDIA - 0.3%
	Broadcasting - 0.2%
148,875	Nielsen Finance LLC (VNU, Inc.), Class B-4 Term Loan, 3.718% (LIBOR + 200 bps), 10/4/23	$149,516
132,639	Univision Communications, Inc., 2017 Replacement Repriced First Lien Term Loan, 4.627% (LIBOR + 275 bps), 3/15/24	130,753
		$280,269
	Movies & Entertainment - 0.1%
29,830	Kasima LLC, Term Loan, 4.73% (LIBOR + 250 bps), 5/17/21	$30,041
98,505	Live Nation Entertainment, Inc., Term B-3 Loan, 3.688% (LIBOR + 175 bps), 10/31/23	99,264
Principal
Amount
USD ($)		Value
	Movies & Entertainment – (continued)
148,077	Rovi Solutions Corp. / Rovi Guides, Inc., Term B Loan, 4.38% (LIBOR + 250 bps), 7/2/21	$149,157
		$278,462
	Total Media	$558,731
	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.2%
	Life Sciences Tools & Services - 0.1%
150,457	Catalent Pharma Solutions, Inc. (fka Cardinal Health 409, Inc.), Dollar Term Loan, 4.127% (LIBOR + 225 bps), 5/20/24	$151,272
	Pharmaceuticals - 0.1%
146,386	RPI Finance Trust, Initial Term Loan B-6, 4.302% (LIBOR + 200 bps), 3/27/23	$147,210
	Total Pharmaceuticals, Biotechnology & Life Sciences	$298,482
	REAL ESTATE - 0.0%†
	Retail REITs - 0.0%†
31,354	DTZ US Borrower LLC, First Lien 2015-1 Additional Term Loan, 5.183% (LIBOR + 325 bps), 11/4/21	$31,230
	Total Real Estate	$31,230
	RETAILING - 0.1%
	Automotive Retail - 0.0%†
56,949	CWGS Group LLC, Term Loan, 4.703% (LIBOR + 300 bps), 11/23/23	$57,148
	Specialty Stores - 0.1%
97,985	PetSmart, Inc., Tranche B-2 Term Loan, 4.68% (LIBOR + 300 bps), 3/11/22	$78,878
99,750	Staples, Inc., Closing Date Term Loan, 5.787% (LIBOR + 400 bps), 9/12/24	99,002
		$177,880
	Total Retailing	$235,028
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%†
	Semiconductors - 0.0%†
30,072	Microsemi Corp., Term Loan B, 3.742% (LIBOR + 200 bps), 1/15/23	$30,160
	Total Semiconductors & Semiconductor Equipment	$30,160
	SOFTWARE & SERVICES - 0.3%
	Application Software - 0.0%†
70,380	Verint Systems, Inc., Refinancing Term Loan, 3.664% (LIBOR + 200 bps), 6/28/24	$70,820
	Data Processing & Outsourced Services - 0.0%†
75,842	First Data Corp., 2024A New Dollar Term Loan, 4.122% (LIBOR + 225 bps), 4/26/24	$76,051
	Internet Software & Services - 0.1%
99,002	Rackspace Hosting, Inc., First Lien Term B Loan, 4.787% (LIBOR + 300 bps), 11/3/23	$98,793
	IT Consulting & Other Services - 0.1%
99,143	Go Daddy Operating Co., LLC (GD Finance Co., Inc.), Tranche B-1 Term Loan, 4.127% (LIBOR + 225 bps), 2/15/24	$99,528
98,747	Rocket Software, Inc., First Lien Term Loan, 6.552% (LIBOR + 425 bps), 10/14/23	99,364
		$198,892
	Systems Software - 0.1%
19,000	MA FinanceCo., LLC (aka Micro Focus International Plc), Tranche B-3 Term Loan, 4.627% (LIBOR + 275 bps), 6/21/24	$18,818
131,000	Seattle Spinco, Inc. (aka Micro Focus International Plc), Initial Term Loan, 4.627% (LIBOR + 275 bps), 6/21/24	131,033
		$149,851
	Total Software & Services	$594,407
	TELECOMMUNICATION SERVICES - 0.3%
	Integrated Telecommunication Services - 0.1%
59,981	Cincinnati Bell, Inc., Tranche B Term Loan, 5.445% (LIBOR + 375 bps), 10/2/24	$60,531
100,000	Level 3 Financing, Inc., Tranche B 2024 Term Loan, 4.111% (LIBOR + 225 bps), 2/22/24	100,258
		$160,789
	Wireless Telecommunication Services - 0.2%
99,000	Sprint Communications, Inc., Initial Term Loan, 4.438% (LIBOR + 250 bps), 2/2/24	$99,139
250,000(j)	West Corporation, Term B1 Loan, 10/10/24	249,688
		$348,827
	Total Telecommunication Services	$509,616
	UTILITIES - 0.2%
	Electric Utilities - 0.1%
72,857	APLP Holdings, Ltd., Partnership, Term Loan, 5.377% (LIBOR + 350 bps), 4/13/23	$73,686
48,461	TPF II Power LLC (TPF II Convert Midco LLC), Term Loan, 5.627% (LIBOR + 375 bps), 10/2/23	49,279
		$122,965
	Independent Power Producers & Energy Traders - 0.1%
73,338	Calpine Corp., Term Loan, 4.81% (LIBOR + 250 bps), 1/15/24	$73,658
83,348	TerraForm AP Acquisition Holdings LLC, Term Loan, 6.552% (LIBOR + 425 bps), 6/27/22	83,843
		$157,501
	Total Utilities	$280,466
	TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
	(Cost $7,184,184)	$7,200,434
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 98.5%
	(Cost $172,991,742)	$170,791,678

Shares		Dividend Income	Net Realized Gain (Loss)	Change in Net Unrealized Depreciation	Value
	AFFILIATED ISSUER - 1.6%
	CLOSED-END FUND - 1.6% of Net Assets
280,940	Pioneer ILS Interval Fund(k)	$ --	$ --	$ 42,141	$2,680,164
	TOTAL CLOSED-END FUND
	(Cost $2,872,981)				$2,680,164
	TOTAL INVESTMENTS IN AFFILIATED ISSUERS - 1.6%
	(Cost $2,872,981)				$2,680,164
	OTHER ASSETS AND LIABILITIES – (0.1%)				$(233,602)
	NET ASSETS - 100.0%				$173,238,240

bps	Basis Points.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
LIBOR	London Interbank Offered Rate.
PRIME	U.S. Federal Funds Rate.
REIT	Real Estate Investment Trust.
REMICS	Real Estate Mortgage Investment Conduits.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At March 31, 2018, the value of these securities amounted to $46,538,047, or 26.9% of net assets.

†	Amount rounds to less than 0.1%.
*
Senior secured floating rate loan interests in which the Portfolio invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at March 31, 2018.

+	Securities that used significant unobservable inputs to determine their value.
(a)	Security is perpetual in nature and has no stated maturity date.
(b)	Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date. The rate shown is the rate at March 31, 2018.
(c)	The interest rate is subject to change periodically. The interest rate, reference index and spread shown at March 31, 2018.
(d)	Floating rate note. Coupon rate, reference index and spread shown at March 31, 2018.
(e)	Security represents the interest-only portion payments on a pool of underlying mortgages or mortgage-backed securities.
(f)	Structured reinsurance investment. At March 31, 2018, the value of these securities amounted to $43,340, or 0.0% of net assets.
(g)	Rate to be determined.
(h)	Consists of Revenue Bonds unless otherwise indicated.
(i)	Represents a General Obligation Bond.
(j)	This term loan will settle after March 31, 2018, at which time the interest rate will be determined.
(k)	Affiliated fund managed by Amundi Pioneer Asset Management, Inc., formerly Pioneer Investment Management, Inc. (the "Adviser”).

FUTURES CONTRACTS

FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
170	U.S. 2 Year Note (CBT)	06/29/18	$36,145,205	$36,143,594	$(1,611)
10	U.S. Long Bond (CBT)	06/20/18	1,431,939	1,466,250	34,311
			$37,577,144	$37,609,844	$32,700

Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
3	U.S. 5 Year Note (CBT)	06/29/18	$342,422	$343,383	$(961)
154	U.S. 10 Year Note (CBT)	06/20/18	18,522,090	18,655,656	(133,566)
51	U.S. 10 Year Ultra Bond (CBT)	06/20/18	6,536,767	6,622,828	(86,061)
4	U.S. Ultra Bond (CBT)	06/20/18	642,125	641,875	250
			$26,043,404	$26,263,742	$(220,338)
TOTAL FUTURES CONTRACTS			$11,533,740	$11,346,102	$(187,638)

SWAP CONTRACTS

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACT - BUY PROTECTION
Notional Amount ($)(1)	Obligation Reference/Index	Pay/Receive(2)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized Appreciation	Market Value
1,584,000	Markit CDX North America High Yield Index Series 28	Pay	5.00%	6/20/22	$(116,691)	$478	$(116,213)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACT - SELL PROTECTION
Notional Amount ($)(1)	Obligation Reference/Index	Pay/Receive(3)	Annual Fixed Rate	Expiration Date	Premiums Paid	Unrealized Appreciation	Market Value
1,200,000	Markit CDX North America High Yield Index Series 24	Receive	1.00%	6/20/20	$19,383	$59	$19,442

OVER THE COUNTER (OTC) CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION
Notional Amount ($)(1)	Counterparty	Obligation Reference/ Index	Pay/ Receive (3)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized Appreciation	Market Value
100,000	JPMorgan Chase Bank NA	Simon Property Group LP	Receive	1.00%	6/20/22	$(283)	$2,215	$1,932
140,000	JPMorgan Chase Bank NA	Simon Property Group LP	Receive	1.00%	6/20/22	(462)	3,168	2,706
TOTAL OVER THE COUNTER (OTC) CREDIT DEFAULT SWAP CONTRACTS – SELL PROTECTION						$(745)	$5,383	$4,638
TOTAL SWAP CONTRACTS						$(98,053)	$5,920	$(92,133)

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Pays Quarterly.
(3)	Receives Quarterly.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of March 31, 2018, in valuing the Portfolio’s investments.

	Level 1	Level 2	Level 3	Total
Convertible Preferred Stocks	$1,694,698	$–	$–	$1,694,698
Asset Backed Securities	–	5,983,047	–	5,983,047
Collateralized Mortgage Obligations	–	34,631,179	–	34,631,179
Corporate Bonds
Insurance
Reinsurance	–	–	43,340	43,340
All Other Corporate Bonds	–	63,297,634	–	63,297,634
U.S. Government and Agency Obligations	–	54,105,709	–	54,105,709
Foreign Government Bonds	–	402,226	–	402,226
Municipal Bonds	–	3,433,411	–	3,433,411
Senior Secured Floating Rate Loan Interests	–	7,200,434	–	7,200,434
Closed-End Fund	–	2,680,164	–	2,680,164
Total Investments in Securities	$1,694,698	$171,733,804	$43,340	$173,471,842
Other Financial Instruments
Net Unrealized depreciation on futures contracts	$(187,638)	$–	$–	$(187,638)
Swap contracts, at value	–	(92,133)	–	(92,133)
Total Other Financial Instruments	$(187,638)	$(92,133)	$–	$(279,771)

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

Corporate Bonds
Balance as of 12/31/2017	$44,260
Realized gain (loss)	--
Change in unrealized appreciation	(920)
Accrued discounts/premiums	--
Purchases	--
Sales	--
Transfers in to Level 3*	--
Transfers out of Level 3*	–
Balance as of 3/31/18	$43,340

* Transfers are calculated on the beginning of period values. During the three months ended March 31, 2018, there were no transfers between Levels 1, 2 and 3.

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at March 31, 2018: $(920).

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

CERTIFICATIONS

I, [identify the certifying individual], certify that:

1. I have reviewed this report on Form N-Q of [identify registrant];

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:	[Signature] [Title]

Filed herewith.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Variable Contracts Trust

By (Signature and Title)* /s/ Lisa M.Jones
          Lisa M.Jones, President and Chief Executive Officer

Date May 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Lisa M. Jones
          Lisa M.Jones, President and Chief Executive Officer

Date May 29, 2018

By (Signature and Title)* /s/ Mark E. Bradley
                                     Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer

Date May 29, 2018

* Print the name and title of each signing officer under his or her signature.